    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2017.

                                                              FILE NO. 033-19948

                                                                       811-02711

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 28                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 780                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                             (VARIABLE ACCOUNT QP)

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO
(VARIABLE ACCOUNT QP)
ADMINISTERED BY MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY


        This Prospectus describes information you should know before you purchase or become a Participant under a group or individual variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

        Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. You or, depending on the terms of your retirement plan, your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

        The following Sub-Accounts are available under the Contracts. Also listed is the name of the underlying Fund for each Sub-Account.

- Hartford Stock HLS Fund -- Class IA                            - Hartford
Total Return Bond HLS Fund -- Class IA

        The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

        If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

        The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

        This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

        This group variable annuity contract IS NOT:

-    A bank deposit or obligation

-    Federally insured

-    Endorsed by any bank or governmental agency




--------------------------------------------------------------------------------
Prospectus Dated: May 1, 2017
Statement of Additional Information Dated: May 1, 2017

                                 TABLE OF CONTENTS


SECTION                                                                                                                     PAGE
-------------------------------------------------------------------------------------------------------------------    -------------
GLOSSARY OF SPECIAL TERMS..........................................................................................               3
FEE TABLE..........................................................................................................               5
SUMMARY............................................................................................................               8
PERFORMANCE RELATED INFORMATION....................................................................................              10
HARTFORD LIFE INSURANCE COMPANY....................................................................................              10
THE SEPARATE ACCOUNT...............................................................................................              11
THE FUNDS..........................................................................................................              11
GENERAL ACCOUNT OPTION.............................................................................................              13
CONTRACT CHARGES...................................................................................................              14
   Sales Charge....................................................................................................              14
   Annual Maintenance Fee..........................................................................................              14
   Annual Contract Fee.............................................................................................              14
   Mortality and Expense Risk and Administrative Charge............................................................              15
   Premium Taxes...................................................................................................              15
   Experience Rating under the Contracts...........................................................................              15
   Negotiated Charges and Fees.....................................................................................              16
   Charges of the Funds............................................................................................              16
   Plan Related Expenses...........................................................................................              16
THE CONTRACTS......................................................................................................              16
   The Contracts Offered...........................................................................................              16
   Right to Cancel.................................................................................................              16
   Assignments.....................................................................................................              16
   Pricing and Crediting of Contributions..........................................................................              16
   May I make changes in the amounts of my Contribution?...........................................................              17
   Can you transfer from one Sub-Account to another?...............................................................              17
   What is a Sub-Account Transfer?.................................................................................              17
   What Happens When you Request a Sub-Account Transfer?...........................................................              17
   What Restrictions Are There on your Ability to Make a Sub-Account Transfer?.....................................              17
   Fund Trading Policies...........................................................................................              18
   How are you affected by frequent Sub-Account Transfers?.........................................................              19
   General Account Option Transfers................................................................................              19
   Telephone and Internet Transfers................................................................................              20
   Dollar Cost Averaging...........................................................................................              20
   How are Contributions applied to my Contract?...................................................................              21
   How do I know what my Participant Account is worth?.............................................................              21
   How are the underlying Fund shares valued?......................................................................              21
DEATH BENEFITS.....................................................................................................              21
   Determination of the Beneficiary................................................................................              21
   Death before the Annuity Commencement Date......................................................................              22
   Death on or after the Annuity Commencement Date.................................................................              22
SETTLEMENT PROVISIONS..............................................................................................              22
   Can payment of the Surrender value ever be postponed beyond the seven-day period?...............................              23
   May I Surrender once Annuity Payouts have started?..............................................................              23
   How do I elect an Annuity Commencement Date and Annuity Payout Option?..........................................              23
   What is the minimum amount that I may select for an Annuity Payout?.............................................              23
   How are Contributions made to establish an Annuity Account?.....................................................              24
   Can a Contract be suspended by a Contract Owner?................................................................              24
   Annuity Payout Options..........................................................................................              24
   Systematic Withdrawal Option....................................................................................              25
   How are Variable Annuity Payouts determined?....................................................................              25
MORE INFORMATION...................................................................................................              26
   Can a Contract be modified?.....................................................................................              26
   Can Hartford waive any rights under a Contract?.................................................................              27
   How Contracts Are Sold..........................................................................................              27
   Who is the custodian of the Separate Account's assets?..........................................................              28
   Are there any material legal proceedings affecting the Separate Account?........................................              28
   How may I get additional information?...........................................................................              28
APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS.........................................................................       APP TAX-1
   A. General......................................................................................................       APP TAX-1
   B. Taxation of Hartford and the Separate Account................................................................       APP TAX-1
   C. Diversification of the Separate Account......................................................................       APP TAX-2
   D. Tax Ownership of the Assets in the Separate Account..........................................................       APP TAX-2
   E. Non-Natural Persons as Owners................................................................................       APP TAX-3
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.............................................       APP TAX-3
   G. Generation Skipping Transfer Tax.............................................................................       APP TAX-3
   H. Tax-Qualified Retirement Plans...............................................................................       APP TAX-3
APPENDIX I -- ACCUMULATION UNIT VALUES.............................................................................         APP I-1
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION..........................................................

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD:  The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.


ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT:  The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY:  A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE:  The date we start to make Annuity payouts to you.

ANNUITY PERIOD:  The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE:  The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER:  The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, Individual Retirement Annuity plan, or other retirement plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US:  Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any person for whom a Participant Account has been established.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER:  Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4: 00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account

                                  FEE TABLE

      THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

      IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- COMBINATION INDIVIDUAL AND GROUP VARIABLE
ANNUITY CONTRACTS (as a percentage of premium payments)......................................    7.00%

      RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)
      INDIVIDUAL CONTRACTS

                                                                                                              SALES
      CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                CHARGE (1)
      -------------------------------------------------------------------------------------------------    ----------
      Up to $2,500.....................................................................................       7.00%
      $2,501 to $50,000................................................................................       3.50%
      $50,001 to $100,000..............................................................................       2.00%
      $100,001 and over................................................................................       1.00%

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES -- GROUP VARIABLE ANNUITY CONTRACTS
(as a percentage of premium payments)........................................................    5.00%

      RANGE OF SALES CHARGES IMPOSED ON PURCHASES (as a percentage of premium payments)
      GROUP CONTRACTS

                                                                                                              SALES
      CUMULATIVE PREMIUM PAYMENT (DOES NOT ASSUME PAYMENT OF PREMIUM TAXES)                                CHARGE (1)
      -------------------------------------------------------------------------------------------------    ----------
      Up to $2,500.....................................................................................       5.00%
      $2,501 to $50,000................................................................................       3.50%
      $50,001 to $100,000..............................................................................       2.00%
      $100,001 and over................................................................................       1.00%

      THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (2)........................................................................    $   10
ANNUAL CONTRACT FEE (3)...........................................................................    $  100
MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)


-----------
(1) The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.

(2) We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(3) The Annual Contract Fee is deducted on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.

Mortality and Expense Risk and Administrative Charge (4)................................................      1.00%

     We may eliminate or change the Annual Contract Fee, Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

     THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

VARIABLE FUNDING OPTION EXPENSES:

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                             Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.                                        0.51%       0.52%
-----------------------------------------------------------------------------------------------------------------


-----------
(4) The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

EXAMPLE

      THE EXAMPLES BELOW ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY SALES CHARGE, ANNUAL MAINTENANCE FEE, ANNUAL CONTRACT FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES (BEFORE ANY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS) OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

      THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.10%.


      THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



                                                             IF YOU SURRENDER YOUR CONTRACT
MORTALITY AND EXPENSE RISK                                    AT THE END OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                                              TIME PERIOD
----------------------------------------------------  -------------------------------------------
                                                         1 YR.     3 YRS.     5 YRS.      10 YRS.
                                                       --------   --------   --------   ---------
1.00% (Combination Individual and Group Contracts)..   $  1,457   $  1,827   $  2,221   $   2,987
1.00% (Group Contracts).............................   $  1,274   $  1,652   $  2,040   $   2,824

                                                             IF YOU ANNUITIZE AT THE END
MORTALITY AND EXPENSE RISK                                        OF THE APPLICABLE
AND ADMINISTRATIVE CHARGE                                            TIME PERIOD
----------------------------------------------------  ----------------------------------------
                                                       1 YR.    3 YRS.      5 YRS.     10 YRS.
                                                      ------   ---------   --------   --------
1.00% (Combination Individual and Group Contracts)..  $  845    $  1,169   $  1,514   $  2,478
1.00% (Group Contracts).............................  $  648    $    979   $  1,331   $  2,314


MORTALITY AND EXPENSE RISK                                     IF YOU DO NOT SURRENDER
AND ADMINISTRATIVE CHARGE                                           YOUR CONTRACT
----------------------------------------------------  ---------------------------------------
                                                       1 YR.    3 YRS.     5 YRS.     10 YRS.
                                                      ------   --------   --------   --------
1.00% (Combination Individual and Group Contracts)..  $  855   $  1,179   $  1,524   $  2,488
1.00% (Group Contracts).............................  $  658   $    989   $  1,341   $  2,324


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.


AVAILABLE INFORMATION

      We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

      You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                   SUMMARY

WHAT ARE THE CONTRACTS?

      The Contracts, which may be issued on an individual or group basis, are variable annuity contracts designed for use in connection with certain Employer programs allowing employee participation and receiving special tax treatment under the Code. WE NO LONGER SELL THE CONTRACT. HOWEVER, WE CONTINUE TO ADMINISTER THE CONTRACT AND WE CONTINUE TO ACCEPT CONTRIBUTIONS TO EXISTING CONTRACTS.

      The group Contracts are issued on an allocated and non-allocated basis. For allocated Contracts, Contributions are immediately vested with the individual Participants. For non-allocated Contracts, Contributions are not immediately vested with individual Participants. Contributions for non-allocated Contracts may become vested with a Participant upon the occurrence of an event such as retirement or termination of employment. There are three forms of allocated Contracts. One form is a group Contract issued on a variable accumulation only basis. The other forms are individual and group Contracts which permit both fixed and variable accumulations, as does the non-allocated Contract.

      The group allocated Contracts will cover all present and future Participants under the Contract. A Participant under certain allocated Contracts will receive a certificate which evidences participation in the Plan. There are no individual allocations for Participants under the non-allocated Contracts.

      The group variable only accumulation Contracts provide that Contributions made during the accumulation period may only be invested on a variable basis, although Annuity payments may be selected on a variable basis, a fixed basis or a combination of both. The terms and conditions of the Contract are essentially the same as are applicable to other allocated group Contracts described in this Prospectus.

      Contract Owners who have purchased a prior series of Contracts may continue to make Contributions to such Contracts subject to the terms and conditions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued.

WHAT IS THE ACCUMULATION PERIOD?

      During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

      During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

      You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                                                                                                              SALES CHARGE
                                                                                                               COMBINATION
CUMULATIVE PREMIUM PAYMENT TO                                                              SALES CHARGE      INDIVIDUAL AND
HARTFORD TOTAL RETURN BOND HLS FUND AND                                                   GROUP VARIABLE     GROUP ALLOCATED
HARTFORD STOCK HLS FUND SUB-ACCOUNTS ONLY (1)                                            ANNUITY CONTRACTS      CONTRACTS
--------------------------------------------------------------------------------------   -----------------   ---------------
Up to $2,500..........................................................................        5.00%               7.00%
$2,501 to $50,000.....................................................................        3.50%               3.50%
$50,001 to $100,000...................................................................        2.00%               2.00%
$100,001 and over.....................................................................        1.00%               1.00%

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      No deduction for Sales Charges will be made in certain cases.



-----------
(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate

Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      The rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

Mortality and Expense Risk and Administrative Charge.............................................          1.00%

      ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $10 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee on group Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan. The maximum Annual Contract Fee is $100 per year, but such fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

      We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

      We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

WHAT IS THE ANNUITY PERIOD?

      At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

      When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

      LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

      LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

      JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.



                       PERFORMANCE RELATED INFORMATION

      The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

      Hartford Total Return Bond HLS and Hartford Stock HLS Sub-Accounts may include total return in advertisements or other sales material.

      When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses, any Sales Charge, the charge for mortality and expense risk and administrative undertakings, and the annual maintenance fee.

      A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the charge for mortality and expense risk and administrative undertakings, and does not include the deduction for the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

      If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the annual maintenance fee.

      We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.



                       HARTFORD LIFE INSURANCE COMPANY

      Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

      On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.



                            THE SEPARATE ACCOUNT

      The Separate Account was established on June 2, 1986, in accordance with authorization by the Board of Directors of Hartford. (On March 31, 1988, Variable Account QP was transferred to Separate Account Two and became a series thereof.)

      We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

      - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

      - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

      - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

      - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

      - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

      WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.



                                  THE FUNDS

      The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

      We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
----------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------
   Hartford Stock HLS Fund --            Seeks long-term growth of capital.        Hartford Funds Management
     Class IA                                                                      Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------

                                                      INVESTMENT                                INVESTMENT
SUB-ACCOUNT                                        OBJECTIVE SUMMARY                        ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS        Seeks a competitive total return, with    Hartford Funds Management
     Fund -- Class IA                    income as a secondary objective.          Company, LLC
                                                                                   Sub-advised by Wellington
                                                                                   Management Company LLP

----------------------------------------------------------------------------------------------------------------


      MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

      VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

      - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

      - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

      - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

      - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

      - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

      Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

      If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

      During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

      SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

      We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

      FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract.

All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.25% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

      We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

      For Example:

           As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the Fund.

           If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the Fund.

      You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

      Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

      For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.


      ENDORSEMENT/SPONSORSHIP FEES PAID BY HARTFORD: MassMutual, as administrator for the Hartford Contracts, pays fees to the National Association of Police Organizations in exchange for an endorsement. As part of the endorsement, MassMutual is invited to participate in various programs, conferences and meetings offered through the organization in order to allow MassMutual to market its products and services.



      MassMutual has also entered into a sponsorship arrangement with the Florida Police Benevolent Association ("Florida PBA"). Under the arrangement, MassMutual pays sponsorship fees to the Florida PBA, which allows MassMutual to advertise its retirement products and services to Florida PBA member organizations and individuals.


      For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.



                           GENERAL ACCOUNT OPTION

      IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL

ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

      The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

      DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

      GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

      DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred.

      THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.


                              CONTRACT CHARGES

      SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

      - the cost of preparing sales literature,

      - commissions and other compensation paid to broker dealers and their registered representatives, and

      - other promotional and distribution related activities.

      If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Mortality, and Expense Risk and Administrative Charges.

      You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant's Account. The larger the Contributions to date, the lower the percentage of your Sales Charge.

                                                                                                              SALES CHARGE
                                                                                                               COMBINATION
CUMULATIVE PREMIUM PAYMENT TO                                                              SALES CHARGE      INDIVIDUAL AND
HARTFORD TOTAL RETURN BOND HLS FUND AND                                                   GROUP VARIABLE     GROUP ALLOCATED
HARTFORD STOCK HLS FUND SUB-ACCOUNTS ONLY (1)                                            ANNUITY CONTRACTS      CONTRACTS
--------------------------------------------------------------------------------------   -----------------   ---------------
Up to $2,500..........................................................................        5.00%               7.00%
$2,501 to $50,000.....................................................................        3.50%               3.50%
$50,001 to $100,000...................................................................        2.00%               2.00%
$100,001 and over.....................................................................        1.00%               1.00%

      We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").



------------
(1) The cumulative Premium Payment amount does not assume the payment of any Premium Taxes.


      ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual $10 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

      ANNUAL CONTRACT FEE: We deduct an Annual Contract Fee on group Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan. The maximum Annual Contract Fee is $100. We deduct the Annual Contract Fee on the last business day of each Participant's Contract Year. However, if you surrender the value of your Participant Account in full at any time before the last business day of your Participant's Contract Year, we will deduct the Annual Contract Fee from the proceeds of the Surrender. We do not deduct the Annual Contract Fee during the Annuity Period under a Contract. We deduct the Annual Contract Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

      MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

                                                                                                              MORTALITY AND
                                                                                                            EXPENSE RISK AND
                                                                                                          ADMINISTRATIVE CHARGE
                                                                                                         ----------------------
Annual Rate on Hartford Total Return Bond HLS Fund Sub-Account and Hartford Stock
   HLS Fund Sub-Account...............................................................................            1.00%

      The Mortality and Expense Risk and Administrative Charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

      MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

      MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

      EXPENSE RISK: We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

      Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

      We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

      If the Mortality and Expense Risk and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Mortality and Expense Risk and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Mortality and Expense Risk and Administrative Charge.

      We may reduce the Mortality and Expense Risk and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

      PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

      EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Group Variable Annuity Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Annual Contract

Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

      NEGOTIATED CHARGES AND FEES:  The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

      CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

      PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.



                                THE CONTRACTS

      THE CONTRACTS OFFERED: The Contracts, which may be issued on a group or individual basis, are variable annuity contracts offered for use in connection with Deferred Compensation Plans and Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. In addition, we can offer the Contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

      It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

      RIGHT TO CANCEL: For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.

      You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

      The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

      ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

      PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

      If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

      Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

      MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

      Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


      CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

      During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


      WHAT IS A SUB-ACCOUNT TRANSFER?

      A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


      WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

      Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

      In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

      We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

      For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.


      WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT
TRANSFER?

      FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

      - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

      - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

      - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

      - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

      SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

      We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

      The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

      We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

      THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


      FUND TRADING POLICIES

      Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

      We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

      In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

      - Certain types of financial intermediaries may not be required to provide us with shareholder information.

      - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

      - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

      - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs;
        (ii) as a result of the payment
        of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

      POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

      - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

      - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

      - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

      - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


      HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

      We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

      Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

      In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.


      GENERAL ACCOUNT OPTION TRANSFERS

      You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

      - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

      - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

      In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

      These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

      As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


      TELEPHONE AND INTERNET TRANSFERS

      Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

      Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

      We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

      Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

      We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


      CYBER SECURITY

      The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

      DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, you may choose to have a specified dollar amount transferred from the General Account option to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

      The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

      Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


      HOW ARE CONTRIBUTIONS APPLIED TO MY CONTRACT?

      Your initial Contribution will be invested within two Valuation Days of our receipt of a properly competed application and the initial Contribution at our Administrative Office. If we receive your subsequent Contribution before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Contribution after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your Contribution on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Contribution based on your last allocation instructions.


      HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

      Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

      There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

      Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

      To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

      The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

(a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

      We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.


      HOW ARE THE UNDERLYING FUND SHARES VALUED?

      The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.



                               DEATH BENEFITS

      DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

      DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

      - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

      - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.

      CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

      If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

      You may apply the death benefit payment to any one of the Annuity payout options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

      DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.



                            SETTLEMENT PROVISIONS

      IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS
A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER (SEE "APPENDIX TAX -- FEDERAL TAX CONSIDERATIONS").

      After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").


      CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

      Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.


      MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

      Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.


      HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

      A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law.

      The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

      The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 65 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See "Appendix Tax -- Federal Tax Considerations").

      The amount of each Annuity payment is determined by the value of the Participant Account, the Annuitant's gender (except where prohibited by law) and age, as well as the Annuity payment option selected. All or part of a Participant's Account value may be placed under one or more Annuity payment options.


      WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

      The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

      HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

      During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.


      CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

      A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

      Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits or to withdraw a Participant's Account value.

      Upon suspension of all other Contracts, Hartford will not accept future contributions. The suspension of all other Contracts will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits or to withdraw a Participant's Account value.

ANNUITY PAYOUT OPTIONS:

      OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

      OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

      OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                         total amount applied under the option
(a)    =                                   at the Annuity Commencement Date
          ---------------------------------------------------------------------------------------------------
                                  Annuity Unit value at the Annuity Commencement Date

(b)    =     number of Annuity Units represented by           x        number of monthly Annuity payouts made
                each monthly Annuity payout made

      The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

      OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

      OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable charges (See "Contract Charges").

      UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUT COMMENCE.

      OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

      WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION ("SWO"):

      If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

      Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary.

      A Participant can change the terms of a SWO at any time, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

      We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax -- Federal Tax Considerations").

      The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.


      HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

      The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

      The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

      The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1971 Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

      Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

      The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

      The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

      Here is an example of how a Variable Annuity is determined:


                      ILLUSTRATION OF ANNUITY PAYOUTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.    Net amount applied.............................................................................    $ 139,782.50
B.    Initial monthly income per $1,000 of payment applied...........................................            6.13
C.    Initial monthly payment (A x B / 1,000)........................................................    $     856.87
D.    Annuity Unit Value.............................................................................           3.125
E.    Number of monthly annuity units (C / D)........................................................         274.198
F.    Assume annuity unit value for second month equal to............................................           2.897
G.    Second monthly payment (F x E).................................................................    $     794.35
H.    Assume annuity unit value for third month equal to.............................................           3.415
I.    Third month payment (H x E)....................................................................    $     936.39

      The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.



                              MORE INFORMATION


      CAN A CONTRACT BE MODIFIED?

      Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

      On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Mortality and Expense Risk and Administrative Charge and the Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable to all Contributions made to such Participant's Account which in any year do not exceed three times the total Contributions made to such Participant's Account during the initial 12 consecutive months of participation in such Participant's Account.

      We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

      CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

      We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

      HOW CONTRACTS ARE SOLD -- Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

      MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

      We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

      Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

      Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

COMMISSIONS

      Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

      Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

      Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

      Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

Additional Payments may be used for various purposes, and may take various forms, such as:

      - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

      - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

      - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

      - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

      - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

      - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

      - Occasional meals and entertainment, tickets to sporting events and other gifts.


      As of December 31, 2016, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:


      Ameriprise Financial Services, Inc., Commonwealth Equity Services, Inc., LPL Financial LLC, Merrill Lynch Life Agency Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, LLC, and NFP Insurance Services, Inc.

      Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


      For the fiscal year ended December 31, 2016, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



      WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

      Hartford is the custodian of the Separate Account's assets.


      ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE
ACCOUNT?

      There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


      HOW MAY I GET ADDITIONAL INFORMATION?

      Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583

      You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

      You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                APPENDIX TAX
                         FEDERAL TAX CONSIDERATIONS



      WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE
CONTRACTS?

A. GENERAL

      The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

      This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

      THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

      CIVIL UNIONS & DOMESTIC PARTNERSHIPS. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

      TAX REPORTING. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

      The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

      Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



                                  APP TAX-1

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

      For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

      The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

      - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

      - no more than 70% is represented by any two investments,

      - no more than 80% is represented by any three investments and

      - no more than 90% is represented by any four investments.

      In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

      A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

      In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30,
2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.

      Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

      Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



                                  APP TAX-2

E. NON-NATURAL PERSONS AS OWNERS

      Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

      - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

      - A contract acquired by the estate of a decedent by reason of such decedent's death,

      - Certain contracts acquired with respect to tax-qualified retirement arrangements,

      - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

      - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

      A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

      Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. TAX-QUALIFIED RETIREMENT PLANS

      This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

      The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income


                                  APP TAX-3
regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

      The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

      The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

      We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

      In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

      a.  TRADITIONAL IRAS

      Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

      You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



                                  APP TAX-4

      b.  SEP IRAS

      Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      c.  SIMPLE IRAS

      The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

      A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

      If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

      d.  ROTH IRAS

      Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

      Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject


                                  APP TAX-5
to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,000 in 2017) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2017). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.


      In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")


      Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,000 in 2017) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2017). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


      A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

        a.   after the employee reaches age 59 1/2;

        b.   upon the employee's separation from service;

        c.   upon the employee's death or disability;

        d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

        e. as a qualified reservist distribution upon certain calls to active duty.

      An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

      Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

      Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),


                                  APP TAX-6

(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


      Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,000 for 2017). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2017); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


      Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

      Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

      For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

      In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



                                  APP TAX-7

6. PENALTY TAXES FOR QUALIFIED PLANS

      Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

      a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

      Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

        (ii) attributable to the employee's becoming disabled under Code
             Section 72(m)(7);

        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than
              IRAs) such a series must begin after the employee separates from service;

        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

      In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

      If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

      For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

      b.  RMDS AND 50% PENALTY TAX

      If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

      An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

        (i)  the calendar year in which the individual attains age 70 1/2, or

        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



                                  APP TAX-8

      The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

      If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

      If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

      The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

      In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

      Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

      Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

      Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

      The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

      For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



                                  APP TAX-9

      By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

      Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

      Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

      Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

      Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



                                 APP TAX-10

                                 APPENDIX I
                          ACCUMULATION UNIT VALUES


        (For an Accumulation Unit outstanding throughout the period)

      THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


            MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
                (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                                         YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2016       2015       2014      2013       2012
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND -- 0.825%
Accumulation Unit Value at beginning of period...........  $ 28.269   $ 27.742   $ 25.131  $ 19.160   $ 16.889
Accumulation Unit Value at end of period.................  $ 30.116   $ 28.269   $ 27.742  $ 25.131   $ 19.160
Number of Accumulation Units outstanding at end of period
   (in thousands)........................................       415        480        538       591        650
HARTFORD TOTAL RETURN BOND HLS FUND -- 1.000%
Accumulation Unit Value at beginning of period...........  $  9.817   $  9.974   $  9.514  $  9.743   $  9.151
Accumulation Unit Value at end of period.................  $ 10.156   $  9.817   $  9.974  $  9.514   $  9.743
Number of Accumulation Units outstanding at end of period
   (in thousands)........................................        70         73         99       128        144

                                                                         YEAR ENDING DECEMBER 31,
                                                           ---------------------------------------------------
SUB-ACCOUNT                                                  2011       2010       2009      2008       2007
------------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND -- 0.825%
Accumulation Unit Value at beginning of period...........  $  17.218  $ 15.122  $  10.773  $ 19.100   $ 18.185
Accumulation Unit Value at end of period.................  $  16.889  $ 17.218  $  15.122  $ 10.773   $ 19.100
Number of Accumulation Units outstanding at end of period
   (in thousands)........................................        801       860        976     1,065      1,197
HARTFORD TOTAL RETURN BOND HLS FUND -- 1.000%
Accumulation Unit Value at beginning of period...........  $   8.639  $  8.116  $   7.128  $  7.794   $  7.520
Accumulation Unit Value at end of period.................  $   9.151  $  8.639  $   8.116  $  7.128   $  7.794
Number of Accumulation Units outstanding at end of period
   (in thousands)........................................        154       165        168       166        212



                                   APP I-1

This form must be completed for all tax-sheltered annuities.

                   SECTION 403(b)(11) ACKNOWLEDGMENT FORM


      The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

            a.   attained age 59 1/2

            b.   severance from employment

            c.   died, or

            d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583


Name of Contractholder/Participant
                                         ---------------------------------------


Address
          ----------------------------------------------------------------------


City or Plan/School District
                               -------------------------------------------------


Date
       -------------------------------------------------------------------------

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                                                           PAGE
-------------------------------------------------------------------------------------------------------------   --------
GENERAL INFORMATION..........................................................................................          2
   Safekeeping of Assets.....................................................................................          2
   Experts...................................................................................................          2
   Non-Participating.........................................................................................          2
   Misstatement of Age or Sex................................................................................          2
   Principal Underwriter.....................................................................................          2
   Additional Payments.......................................................................................          2
PERFORMANCE RELATED INFORMATION..............................................................................          2
   Total Return for all Sub-Accounts.........................................................................          2
   Yield for Sub-Accounts....................................................................................          3
   Money Market Sub-Accounts.................................................................................          3
   Additional Materials......................................................................................          3
   Performance Comparisons...................................................................................          4
FINANCIAL STATEMENTS.........................................................................................       SA-1

      To obtain a Statement of Additional Information, complete the form below and mail to:

      MassMutual Retirement Services, LLC
      P.O. Box 1583
      Hartford, CT 06144-1583

      Please send the current Statement of Additional Information for HV-1008 to me at the following address:




  ----------------------------------------------------------------------
                                    Name



  ----------------------------------------------------------------------
                                   Address



  ----------------------------------------------------------------------
     City/State                                                Zip Code

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT TWO
                            (VARIABLE ACCOUNT QP)


                                   HV-1008


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual Retirement Services, LLC, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------
      Safekeeping of Assets                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Experts                                                                                                         2
-----------------------------------------------------------------------------------------------------------------------
      Non-Participating                                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Misstatement of Age or Sex                                                                                      2
-----------------------------------------------------------------------------------------------------------------------
      Principal Underwriter                                                                                           2
-----------------------------------------------------------------------------------------------------------------------
      Additional Payments                                                                                             2
-----------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                       2
-----------------------------------------------------------------------------------------------------------------------
      Total Return for all Sub-Accounts                                                                               2
-----------------------------------------------------------------------------------------------------------------------
      Yield for Sub-Accounts                                                                                          3
-----------------------------------------------------------------------------------------------------------------------
      Money Market Sub-Accounts                                                                                       3
-----------------------------------------------------------------------------------------------------------------------
      Additional Materials                                                                                            3
-----------------------------------------------------------------------------------------------------------------------
      Performance Comparisons                                                                                         4
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                               SA-1
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY


2


------------------------------------------------------------------

                             GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.


EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Two as of December 31, 2016, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.




NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.


MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2016, 2015, and 2014, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.



ADDITIONAL PAYMENTS


As of December 31, 2016, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.



                       PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the

3


                         HARTFORD LIFE INSURANCE COMPANY


------------------------------------------------------------------
beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible sales charge, and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)^(6) - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR - (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

HARTFORD LIFE INSURANCE COMPANY


4


------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Contract Owners of Hartford Life Insurance Company Separate Account Two and the Board of Directors of Hartford Life Insurance Company

We have audited the accompanying statements of assets and liabilities as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Two (the "Account"):

   American Century VP Capital           Catalyst Insider Buying VA Fund
   Appreciation Fund                     (Formerly Huntington VA Situs Fund)

   AB VPS International Value            BlackRock Global Opportunities V.I.
   Portfolio                             Fund

   Invesco V.I. Core Equity Fund         BlackRock Large Cap Growth V.I. Fund

   Invesco V.I. High Yield Fund          UIF U.S. Real Estate Portfolio

   Invesco V.I. Government Money         Invesco V.I. Equity and Income Fund
   Market Fund (Formerly Invesco V.I.
   Money Market Fund)

   AB VPS Growth and Income Portfolio    UIF Mid Cap Growth Portfolio

   AB VPS Intermediate Bond Portfolio    Columbia Variable Portfolio - Asset
                                         Allocation Fund

   American Funds Growth Fund            Columbia Variable Portfolio -
                                         Dividend Opportunity Fund

   Calvert VP SRI Balanced Portfolio     Columbia Variable Portfolio - Income
                                         Opportunities Fund

   Columbia Variable Portfolio - Small   Columbia Variable Portfolio - Mid Cap
   Company Growth Fund                   Growth Fund

   Wells Fargo VT Omega Growth Fund      Oppenheimer Global Fund/VA

   Fidelity(R) VIP Asset Manager         Putnam VT Small Cap Value Fund
   Portfolio

   Fidelity(R) VIP Growth Portfolio      PIMCO VIT Real Return Portfolio

   Fidelity(R) VIP Contrafund(R)         Pioneer Fund VCT Portfolio
   Portfolio

   Fidelity(R) VIP Overseas Portfolio    Pioneer Mid Cap Value VCT Portfolio

   Fidelity(R) VIP Freedom 2020          Jennison 20/20 Focus Fund
   Portfolio

   Fidelity(R) VIP Freedom 2030          Jennison Fund
   Portfolio

   Fidelity(R) VIP Freedom 2015          Prudential Value Portfolio
   Portfolio

   Fidelity(R) VIP Freedom 2025          Prudential SP International Growth
   Portfolio                             Portfolio

   Fidelity(R) VIP Freedom Income        Royce Small-Cap Portfolio
   Portfolio

   Fidelity(R) VIP FundsManager 20%      Legg Mason ClearBridge Appreciation
                                         Fund

   Fidelity(R) VIP FundsManager 70%      Victory Variable Insurance
   Portfolio                             Diversified Stock Fund

   Fidelity(R) VIP FundsManager 85%      Invesco V.I. Comstock Fund
   Portfolio

   Franklin Income VIP Fund              Invesco V.I. American Franchise Fund

   Hartford Balanced HLS Fund            Wells Fargo VT Index Asset Allocation
                                         Fund

   Hartford Total Return Bond HLS Fund   Wells Fargo VT Total Return Bond Fund

   Hartford Capital Appreciation HLS     Wells Fargo VT Intrinsic Value Fund
   Fund

   Hartford Dividend and Growth HLS      Wells Fargo VT International Equity
   Fund                                  Fund

   Hartford Healthcare HLS Fund          Wells Fargo VT Small Cap Growth Fund

   Hartford Global Growth HLS Fund       Wells Fargo VT Small Cap Value Fund

   Hartford Disciplined Equity HLS       Wells Fargo VT Opportunity Fund
   Fund

   Hartford Growth Opportunities HLS     HIMCO VIT Index Fund
   Fund

   Hartford High Yield HLS Fund          Columbia Variable Portfolio - Large
                                         Cap Growth Fund

   Hartford International                (Merged with Columbia Variable
   Opportunities HLS Fund                Portfolio - Large Cap Growth Fund II
                                         and Columbia Variable Portfolio -
                                         Large Cap Growth Fund III)

   Hartford Small/Mid Cap Equity HLS     Columbia Variable Portfolio - Select
   Fund                                  International Equity Fund (Merged
                                         with Columbia Variable Portfolio -
                                         International Opportunities Fund)

   Hartford MidCap HLS Fund              Variable Portfolio - Loomis Sayles
                                         Growth Fund (Merged with Variable
                                         Portfolio - Loomis Sayles Growth Fund
                                         II)

   Hartford MidCap Value HLS Fund

   Hartford Ultrashort Bond HLS Fund

   Hartford Small Company HLS Fund

   Hartford SmallCap Growth HLS Fund     Sterling Capital Equity Income VIF

   Hartford Stock HLS Fund               Sterling Capital Special
                                         Opportunities VIF

   Hartford U.S. Government Securities   Sterling Capital Total Return Bond
   HLS Fund                              VIF

   Hartford Value HLS Fund               Huntington VA International Equity
                                         Fund

   Catalyst Dividend Capture VA Fund
   (Formerly Huntington VA Dividend
   Capture Fund)

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2016, the results of their operations for each of the periods then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT
April 20, 2017

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2016

                                   AMERICAN CENTURY         AB VPS                                                  INVESCO V.I.
                                      VP CAPITAL      INTERNATIONAL VALUE  INVESCO V.I. CORE  INVESCO V.I. HIGH   GOVERNMENT MONEY
                                   APPRECIATION FUND       PORTFOLIO          EQUITY FUND         YIELD FUND         MARKET FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (1)
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --              200,400                 --                  --                  --
     class I                              3,914,057                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --          2,893,347           1,514,860          33,656,565
     class S2                                    --                   --                 --                  --           3,138,672
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                   3,914,057              200,400          2,893,347           1,514,860          36,795,237
  Due from Sponsor Company                       --                   --                 --               2,102             196,818
  Receivable for fund shares sold                --                   --                403                  --                  --
  Other assets                                    1                    1                 --                   1                   4
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                             3,914,058              200,401          2,893,750           1,516,963          36,992,059
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                         14                    7                403                  --                  --
  Payable for fund shares purchased              --                   --                 --               2,102             196,818
  Other liabilities                               3                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                               17                    7                403               2,102             196,818
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $      3,914,041   $          200,394   $      2,893,347   $       1,514,861   $      36,795,241
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --              200,394                 --                  --                  --
     class I                              3,914,041                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --          2,893,347           1,514,861          33,656,568
     class S2                                    --                   --                 --                  --           3,138,673
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $      3,914,041   $          200,394   $      2,893,347   $       1,514,861   $      36,795,241
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --               15,228                 --                  --                  --
     class I                                279,975                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --             83,671             280,530          33,656,565
     class S2                                    --                   --                 --                  --           3,138,672
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                               279,975               15,228             83,671             280,530          36,795,237
                                   =================  ===================  =================  ==================  ==================

COST                               $      3,523,284   $          291,904   $      2,313,806   $       1,885,490   $      36,795,237
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,131,874               26,017          1,814,382             865,550           3,854,600
 Minimum unit fair value #*        $       3.238920   $         7.702450   $       1.317902   $        1.479767   $        9.148616
 Maximum unit fair value #*        $      32.325080   $         7.702450   $      19.830391   $        1.969938   $        9.924459
 Contract liability                $      3,910,633   $          200,394   $      2,837,769   $       1,468,384   $      36,715,309

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                1,052                   --             34,852              27,545               8,349
 Minimum unit fair value #*        $        3.23954   $               --   $       1.594678   $        1.664478   $        9.517061
 Maximum unit fair value #*        $       3.239544   $               --   $       1.594678   $        1.697545   $        9.609050
 Contract liability                $          3,408   $               --   $         55,578   $          46,477   $          79,932

                                                                                                                  COLUMBIA VARIABLE
                                     AB VPS GROWTH          AB VPS                                                PORTFOLIO - SMALL
                                      AND INCOME       INTERMEDIATE BOND    AMERICAN FUNDS      CALVERT VP SRI      COMPANY GROWTH
                                       PORTFOLIO           PORTFOLIO          GROWTH FUND     BALANCED PORTFOLIO         FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $       3,561,325
     class 2                                     --                   --            349,939                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                              1,384,247            1,669,407                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --           1,062,775                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                   1,384,247            1,669,407            349,939           1,062,775           3,561,325
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold            45,511                  496                 --                  --               1,671
  Other assets                                   --                   --                 --                   2                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                             1,429,758            1,669,903            349,939           1,062,777           3,562,997
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     45,511                  496                 --                  24               1,671
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               1                    2                 --                   6                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                           45,512                  498                 --                  30               1,671
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $      1,384,246   $        1,669,405   $        349,939   $       1,062,747   $       3,561,326
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $       3,561,326
     class 2                                     --                   --            349,939                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                              1,384,246            1,669,405                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --           1,062,747                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $      1,384,246   $        1,669,405   $        349,939   $       1,062,747   $       3,561,326
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --             232,614
     class 2                                     --                   --              5,229                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                 44,899              158,388                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --             517,669                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                44,899              158,388              5,229             517,669             232,614
                                   =================  ===================  =================  ==================  ==================

COST                               $      1,181,327   $        1,770,701   $        336,763   $         889,620   $       3,375,784
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              637,748              112,670             19,489             217,522           1,828,057
 Minimum unit fair value #*        $       1.749118   $        12.321264   $      17.955576   $        4.529642   $        1.693268
 Maximum unit fair value #*        $       2.219994   $        13.277229   $      17.955576   $       17.038305   $       23.638421
 Contract liability                $      1,330,391   $        1,462,860   $        349,939   $       1,000,311   $       3,518,211

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               24,593               15,673                 --              13,784              21,748
 Minimum unit fair value #*        $       2.189873   $        13.161023   $             --   $        4.529600   $        1.969951
 Maximum unit fair value #*        $       2.189873   $        13.277229   $             --   $        4.529600   $        2.022910
 Contract liability                $         53,855   $          206,545   $             --   $          62,436   $          43,115

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                     WELLS FARGO VT     FIDELITY(R) VIP                        FIDELITY(R) VIP
                                      OMEGA GROWTH           ASSET          FIDELITY(R) VIP     CONTRAFUND(R)      FIDELITY(R) VIP
                                          FUND         MANAGER PORTFOLIO   GROWTH PORTFOLIO       PORTFOLIO      OVERSEAS PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------ ------------------
ASSETS:
 Investments, at market value
     class 1                       $      1,932,550   $               --   $             --   $              --   $              --
     class 2                                  3,244                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --            1,120,309          5,696,489           9,546,021           1,052,546
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                   1,935,794            1,120,309          5,696,489           9,546,021           1,052,546
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold               181                   --                  3                  --               1,203
  Other assets                                   --                    4                 --                   6                   4
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                             1,935,975            1,120,313          5,696,492           9,546,027           1,053,753
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                        181                   14                 14                  10               1,225
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               1                    1                  3                   1                   4
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                              182                   15                 17                  11               1,229
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $      1,935,793   $        1,120,298   $      5,696,475   $       9,546,016   $       1,052,524
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $      1,932,549   $               --   $             --   $              --   $              --
     class 2                                  3,244                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --            1,120,298          5,696,475           9,546,016           1,052,524
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $      1,935,793   $        1,120,298   $      5,696,475   $       9,546,016   $       1,052,524
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                 87,052                   --                 --                  --                  --
     class 2                                    152                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --               73,319             96,046             287,704              59,099
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                87,204               73,319             96,046             287,704              59,099
                                   =================  ===================  =================  ==================  ==================

COST                               $      2,029,427   $        1,133,117   $      3,504,228   $       5,896,200   $       1,050,981
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,271,720              377,102          1,550,086           1,583,061             475,972
 Minimum unit fair value #*        $       1.214423   $         2.904323   $       3.587916   $        5.768599   $        2.085535
 Maximum unit fair value #*        $      25.958863   $        17.790130   $      21.746966   $       26.358295   $       15.654908
 Contract liability                $      1,933,473   $        1,120,298   $      5,693,002   $       9,545,576   $       1,052,524

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                1,284                   --                968                  76                  --
 Minimum unit fair value #*        $       1.806686   $               --   $       3.587810   $        5.789474   $              --
 Maximum unit fair value #*        $       1.806686   $               --   $       3.587810   $        5.789474   $              --
 Contract liability                $          2,320   $               --   $          3,473   $             440   $              --

                                    FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP     FIDELITY(R) VIP
                                     FREEDOM 2020        FREEDOM 2030        FREEDOM 2015        FREEDOM 2025       FREEDOM INCOME
                                       PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                             426,072              119,136            193,919             691,197              11,807
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                     426,072              119,136            193,919             691,197              11,807
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                --               51,717                 --                  --                  --
  Other assets                                   --                    2                  1                  --                   2
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                               426,072              170,855            193,920             691,197              11,809
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                         --               51,723                  7                  --                   7
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                              --                    1                 --                   1                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                               --               51,724                  7                   1                   8
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $        426,072   $          119,131   $        193,913   $         691,196   $          11,801
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                             426,072              119,131            193,913             691,196              11,801
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $        426,072   $          119,131   $        193,913   $         691,196   $          11,801
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                              34,113                9,388             15,727              53,706               1,080
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                34,113                9,388             15,727              53,706               1,080
                                   =================  ===================  =================  ==================  ==================

COST                               $        400,680   $          115,390   $        171,737   $         682,019   $          11,743
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               19,427                4,832              9,635              29,384                 825
 Minimum unit fair value #*        $      21.931464   $        24.654938   $      20.125426   $       23.522789   $       14.295238
 Maximum unit fair value #*        $      21.931464   $        24.654938   $      20.125426   $       23.522789   $       14.295238
 Contract liability                $        426,072   $          119,131   $        193,913   $         691,196   $          11,801

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --                 --                  --                  --
 Minimum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Maximum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Contract liability                $             --   $               --   $             --   $              --   $              --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                    FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP
                                     FUNDSMANAGER        FUNDSMANAGER        FUNDSMANAGER      FRANKLIN INCOME    HARTFORD BALANCED
                                     20% PORTFOLIO       70% PORTFOLIO       85% PORTFOLIO         VIP FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --             940,339                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --         680,915,079
     class IB                                    --                   --                 --                  --          63,289,504
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                               9,698               21,853             33,156                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                       9,698               21,853             33,156             940,339         744,204,583
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                --                    6                 --                  --             771,862
  Other assets                                   --                    1                 --                   2                  30
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                                 9,698               21,860             33,156             940,341         744,976,475
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          7                    8                  2                  --             771,875
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                              --                    1                  1                  --                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                                7                    9                  3                  --             771,876
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $          9,691   $           21,851   $         33,153   $         940,341   $     744,204,599
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --             940,341                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --         680,915,100
     class IB                                    --                   --                 --                  --          63,289,499
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                               9,691               21,851             33,153                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $          9,691   $           21,851   $         33,153   $         940,341   $     744,204,599
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --              61,140                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --          24,796,616
     class IB                                    --                   --                 --                  --           2,271,698
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                 881                1,832              2,819                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                   881                1,832              2,819              61,140          27,068,314
                                   =================  ===================  =================  ==================  ==================

COST                               $          9,429   $           19,828   $         34,428   $         945,127   $     499,092,603
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                  707                  999              1,349              58,083         147,864,285
 Minimum unit fair value #*        $      13.707900   $        21.879400   $      24.584420   $       16.189694   $        1.402350
 Maximum unit fair value #*        $      13,707900   $        21.879400   $      24.584420   $       16.189694   $       20.387948
 Contract liability                $          9,691   $           21,851   $         33,153   $         940,341   $     714,341,902

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --                 --                  --           4,709,509
 Minimum unit fair value #*        $             --   $               --   $             --   $              --   $        1.583092
 Maximum unit fair value #*        $             --   $               --   $             --   $              --   $       12.475648
 Contract liability                $             --   $               --   $             --   $              --   $      29,862,697

                                    HARTFORD TOTAL     HARTFORD CAPITAL    HARTFORD DIVIDEND       HARTFORD
                                    RETURN BOND HLS    APPRECIATION HLS     AND GROWTH HLS      HEALTHCARE HLS     HARTFORD GLOBAL
                                         FUND                FUND                FUND                FUND          GROWTH HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           222,408,569        1,036,373,143        473,816,957          29,946,542          58,454,520
     class IB                            55,423,775          111,993,037         87,413,941           3,773,652          13,242,097
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                 277,832,344        1,148,366,180        561,230,898          33,720,194          71,696,617
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold            83,440              429,806            290,552               6,154              56,097
  Other assets                                    2                   33                  3                  --                   5
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                           277,915,786        1,148,796,019        561,521,453          33,726,348          71,752,719
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     83,455              429,811            290,555               6,154              56,097
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               8                    1                  2                   5                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                           83,463              429,812            290,557               6,159              56,097
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $    277,832,323   $    1,148,366,207   $    561,230,896   $      33,720,189   $      71,696,622
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           222,408,548        1,036,373,173        473,816,950          29,946,541          58,454,525
     class IB                            55,423,775          111,993,034         87,413,946           3,773,648          13,242,097
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $    277,832,323   $    1,148,366,207   $    561,230,896   $      33,720,189   $      71,696,622
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                            20,054,876           24,646,211         21,439,681           1,395,459           2,640,222
     class IB                             5,024,821            2,698,627          3,971,556             183,187             603,285
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                            25,079,697           27,344,838         25,411,237           1,578,646           3,243,507
                                   =================  ===================  =================  ==================  ==================

COST                               $    277,864,770   $    1,055,154,429   $    481,537,518   $      28,520,950   $      61,315,975
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           91,545,669          123,691,857        122,924,218           6,532,924          28,466,309
 Minimum unit fair value #*        $       1.411984   $         1.986645   $       2.022203   $        4.243727   $        1.100934
 Maximum unit fair value #*        $      20.370763   $        49.275632   $      28.488543   $       31.152765   $       22,873498
 Contract liability                $    270,256,747   $    1,125,661,832   $    548,554,192   $      33,207,514   $      70,940,058

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            2,628,404            1,899,683          2,518,908              98,736             330,355
 Minimum unit fair value #*        $       1.799535   $         2.235647   $       2.690246   $        4.817504   $        1.250144
 Maximum unit fair value #*        $       9.378032   $        37.311880   $       7.343659   $        5.280996   $        3.062289
 Contract liability                $      7,575,576   $       22,704,375   $     12,676,704   $         512,675   $         756,564

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                        HARTFORD                                                   HARTFORD
                                      DISCIPLINED       HARTFORD GROWTH                         INTERNATIONAL     HARTFORD SMALL/MID
                                         EQUITY        OPPORTUNITIES HLS     HARTFORD HIGH    OPPORTUNITIES HLS     CAP EQUITY HLS
                                        HLS FUND             FUND           YIELD HLS FUND           FUND                FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                            60,729,553           86,251,199         47,641,022         142,238,278          18,586,087
     class IB                            15,801,312           19,503,812         12,417,986          22,724,690           3,207,124
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                  76,530,865          105,755,011         60,059,008         164,962,968          21,793,211
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold            37,835               33,241             30,185              37,430               2,293
  Other assets                                    5                   14                  6                  34                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                            76,568,705          105,788,266         60,089,199         165,000,432          21,795,505
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     37,835               33,241             30,185              37,451               2,293
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                              --                    1                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                           37,835               33,242             30,185              37,451               2,293
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $     76,530,870   $      105,755,024   $     60,059,014   $     164,962,981   $      21,793,212
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                            60,729,557           86,251,212         47,641,030         142,238,292          18,586,088
     class IB                            15,801,313           19,503,812         12,417,984          22,724,689           3,207,124
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $     76,530,870   $      105,755,024   $     60,059,014   $     164,962,981   $      21,793,212
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                             4,246,822            2,891,424          5,874,355          10,059,284           2,314,581
     class IB                             1,115,124              678,630          1,556,139           1,588,029             401,392
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                             5,361,946            3,570,054          7,430,494          11,647,313           2,715,973
                                   =================  ===================  =================  ==================  ==================

COST                               $     76,217,363   $      118,658,765   $     65,808,414   $     135,399,152   $      22,630,947
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           30,341,521           33,173,705         23,862,044          68,695,072           1,213,580
 Minimum unit fair value #*        $       1.550123   $         2.510157   $       1.864569   $        1.134046   $       16.161292
 Maximum unit fair value #*        $      26.472146   $        28.397389   $      21.313185   $       19.432404   $       28.692868
 Contract liability                $     75,210,521   $      104,192,880   $     59,048,162   $     161,263,669   $      21,617,022

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              567,653              518,967            429,629           1,407,236               9,882
 Minimum unit fair value #*        $       1.760112   $         2.833954   $       2.117073   $        1.262765   $       17.702789
 Maximum unit fair value #*        $       2.599469   $         3.140864   $       2.408863   $        3.401145   $       18.015528
 Contract liability                $      1,320,349   $        1,562,144   $      1,010,852   $       3,699,312   $         176,190

                                                                               HARTFORD         HARTFORD SMALL
                                    HARTFORD MIDCAP     HARTFORD MIDCAP       ULTRASHORT         COMPANY HLS      HARTFORD SMALLCAP
                                       HLS FUND         VALUE HLS FUND       BOND HLS FUND           FUND          GROWTH HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           142,308,890           79,269,421         53,365,322          60,632,796          44,491,609
     class IB                             3,221,827           18,178,697         10,453,835           9,506,818          11,570,926
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                 145,530,717           97,448,118         63,819,157          70,139,614          56,062,535
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold            19,781               86,641             38,852               6,970               7,706
  Other assets                                   --                    2                  7                  --                   4
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                           145,550,498           97,534,761         63,858,016          70,146,584          56,070,245
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                     19,781               86,641             38,870               6,970               7,706
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               6                   --                  7                   1                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                           19,787               86,641             38,877               6,971               7,706
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $    145,530,711   $       97,448,120   $     63,819,139   $      70,139,613   $      56,062,539
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           142,308,885           79,269,424         53,365,303          60,632,797          44,491,614
     class IB                             3,221,826           18,178,696         10,453,836           9,506,816          11,570,925
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $    145,530,711   $       97,448,120   $     63,819,139   $      70,139,613   $      56,062,539
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                             4,206,588            6,605,785          5,315,271           3,752,030           1,661,995
     class IB                                97,131            1,526,339          1,043,297             631,682             442,991
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                             4,303,719            8,132,124          6,358,568           4,383,712           2,104,986
                                   =================  ===================  =================  ==================  ==================

COST                               $     91,573,687   $       93,771,087   $     63,615,350   $      72,400,526   $      48,624,121
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           17,532,196           31,459,128         41,126,661          21,342,608          17,879,326
 Minimum unit fair value #*        $       2.836527   $         2.590813   $       0.491167   $        1.243121   $        2.429305
 Maximum unit fair value #*        $      27.207546   $        30.687231   $      11.611281   $       22.682638   $       33.547067
 Contract liability                $    142,451,538   $       96,137,312   $     62,275,899   $      69,219,284   $      55,446,003

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              377,657              415,709            944,410             271,912             212,165
 Minimum unit fair value #*        $       3.158588   $         2.935311   $       0.547891   $        1.384380   $        2.742740
 Maximum unit fair value #*        $       8.889534   $        20.844588   $       3.281124   $        4.212666   $        2.960039
 Contract liability                $      3,079,173   $        1,310,808   $      1,543,240   $         920,329   $         616,536

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                                         HARTFORD U.S.
                                                          GOVERNMENT
                                    HARTFORD STOCK      SECURITIES HLS      HARTFORD VALUE    CATALYST DIVIDEND    CATALYST INSIDER
                                       HLS FUND              FUND              HLS FUND        CAPTURE VA FUND      BUYING VA FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (2)     SUB-ACCOUNT (3)
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           432,344,561           72,350,789         64,265,525                  --                  --
     class IB                            32,557,823           14,520,472         12,691,236                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --           5,966,860           3,004,226
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                 464,902,384           86,871,261         76,956,761           5,966,860           3,004,226
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold           219,766               25,659             75,991               1,171                 236
  Other assets                                   12                    7                 11                  --                   2
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                           465,122,162           86,896,927         77,032,763           5,968,031           3,004,464
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                    219,783               25,691             75,991               1,171                 236
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               2                    2                 --                   1                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                          219,785               25,693             75,991               1,172                 236
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $    464,902,377   $       86,871,234   $     76,956,772   $       5,966,859   $       3,004,228
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                           432,344,553           72,350,759         64,265,531                  --                  --
     class IB                            32,557,824           14,520,475         12,691,241                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --           5,966,859           3,004,228
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $    464,902,377   $       86,871,234   $     76,956,772   $       5,966,859   $       3,004,228
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                             6,400,364            7,024,349          4,208,613                  --                  --
     class IB                               482,124            1,412,497            831,667                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --             481,198             222,535
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                             6,882,488            8,436,846          5,040,280             481,198             222,535
                                   =================  ===================  =================  ==================  ==================

COST                               $    238,934,490   $       91,013,748   $     58,489,204   $       5,733,545   $       3,938,513
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            75,889,959          69,434,198         34,098,963           2,520,242           1,431,717
 Minimum unit fair value #*        $        1.308720  $         1.037336   $       1.886486   $        2.003464   $        1.933752
 Maximum unit fair value #*        $       36.738502  $        11.950244   $      22.259303   $       21.742913   $       24.500954
 Contract liability                $     450,051,212  $       84,729,151   $     75,407,720   $       5,885,118   $       2,973,114

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             1,571,068           1,609,561            677,625              36,720              14,192
 Minimum unit fair value #*        $        1.457370  $         1.171168   $       2.137233   $        2.194100   $        2.137152
 Maximum unit fair value #*        $       33.265943  $        10.898708   $       2.382100   $        2.275568   $        2.204971
 Contract liability                $      14,851,165  $        2,142,083   $      1,549,052   $          81,741   $          31,114

                                   BLACKROCK GLOBAL     BLACKROCK LARGE                          INVESCO V.I.
                                   OPPORTUNITIES V.I.   CAP GROWTH V.I.      UIF U.S. REAL          EQUITY           UIF MID CAP
                                         FUND                FUND          ESTATE PORTFOLIO    AND INCOME FUND     GROWTH PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                 27,521                6,105                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --            433,752                  --             188,568
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --             282,226                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                      27,521                6,105            433,752             282,226             188,568
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                 3                   --                 --                  --                  --
  Other assets                                   --                   --                  3                  --                   2
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                                27,524                6,105            433,755             282,226             188,570
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          3                   --                 --                  10                   6
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                              --                   --                 --                   4                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                                3                   --                 --                  14                   6
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $         27,521   $            6,105   $        433,755   $         282,212   $         188,564
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                 27,521                6,105                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --            433,755                  --             188,564
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --             282,212                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $         27,521   $            6,105   $        433,755   $         282,212   $         188,564
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                  1,697                  457                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --             20,402                  --              22,055
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --              15,963                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                 1,697                  457             20,402              15,963              22,055
                                   =================  ===================  =================  ==================  ==================

COST                               $         24,888   $            5,531   $        398,742   $         251,745   $         247,480
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                5,565                3,626             26,079              15,775              13,104
 Minimum unit fair value #*        $       1.501232   $         1.683737   $      16.632382   $       17.890107   $       14.390065
 Maximum unit fair value #*        $      17.312595   $         1.683737   $      16.632382   $       17.890107   $       14.390065
 Contract liability                $         27,521   $            6,105   $        433,755   $         282,212   $         188,564

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --                 --                  --                  --
 Minimum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Maximum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Contract liability                $             --   $               --   $             --   $              --   $              --


--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                                                           COLUMBIA VARIABLE
                                   COLUMBIA VARIABLE   COLUMBIA VARIABLE      PORTFOLIO -     COLUMBIA VARIABLE
                                      PORTFOLIO -         PORTFOLIO -           INCOME           PORTFOLIO -
                                         ASSET              DIVIDEND         OPPORTUNITIES         MID CAP           OPPENHEIMER
                                    ALLOCATION FUND     OPPORTUNITY FUND         FUND            GROWTH FUND        GLOBAL FUND/VA
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $      2,135,139   $        7,298,653   $      4,263,386   $       5,077,505   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --             550,804
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                   2,135,139            7,298,653          4,263,386           5,077,505             550,804
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold               195                1,554              1,049                 771                  --
  Other assets                                   --                   --                  2                  --                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                             2,135,334            7,300,207          4,264,437           5,078,276             550,805
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                        195                1,554              1,049                 771                  --
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               2                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                              197                1,554              1,049                 771                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $      2,135,137   $        7,298,653   $      4,263,388   $       5,077,505   $         550,805
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $      2,135,137   $        7,298,653   $      4,263,388   $       5,077,505   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --             550,805
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $      2,135,137   $        7,298,653   $      4,263,388   $       5,077,505   $         550,805
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                150,045              329,957            563,940             242,132                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --              15,901
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                               150,045              329,957            563,940             242,132              15,901
                                   =================  ===================  =================  ==================  ==================

COST                               $      2,293,873   $        5,153,061   $      5,034,146   $       3,748,555   $         559,102
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,232,717              518,901            374,176             374,998              38,060
 Minimum unit fair value #*        $       1.533078   $        13.340948   $      10.759574   $       12.908423   $       14.472034
 Maximum unit fair value #*        $       1.758765   $        14.320460   $      11.237681   $       13.533186   $       14.472034
 Contract liability                $      2,118,350   $        7,259,865   $      4,147,905   $       4,994,781   $         550,805

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                9,693                2,723             10,298               6,136                  --
 Minimum unit fair value #*        $       1.724440   $        14.199219   $      11.174139   $       13.456654   $              --
 Maximum unit fair value #*        $       1.758765   $        14.320460   $      11.237681   $       13.533186   $              --
 Contract liability                $         16,787   $           38,788   $        115,483   $          82,724   $              --

                                                                                               PIONEER MID CAP
                                    PUTNAM VT SMALL     PIMCO VIT REAL     PIONEER FUND VCT       VALUE VCT         JENNISON 20/20
                                    CAP VALUE FUND     RETURN PORTFOLIO        PORTFOLIO          PORTFOLIO           FOCUS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --              562,233                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                               206,447                   --                 --                  --                  --
     class II                                    --                   --          8,767,789             165,281              95,559
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                     206,447              562,233          8,767,789             165,281              95,559
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                --                   --              1,525                   2                   8
  Other assets                                   --                    5                  1                   1                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                               206,447              562,238          8,769,315             165,284              95,567
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                          7                   --              1,525                   8                   8
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               1                   15                 --                   1                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                                8                   15              1,525                   9                   8
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $        206,439   $          562,223   $      8,767,790   $         165,275   $          95,559
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --              562,223                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                               206,439                   --                 --                  --                  --
     class II                                    --                   --          8,767,790             165,275              95,559
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $        206,439   $          562,223   $      8,767,790   $         165,275   $          95,559
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --                  --
     class ADM                                   --               45,822                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                13,108                   --                 --                  --                  --
     class II                                    --                   --            493,126               8,150               4,149
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                13,108               45,822            493,126               8,150               4,149
                                   =================  ===================  =================  ==================  ==================

COST                               $        202,521   $          597,248   $     10,083,471   $         162,576   $          49,734
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               12,784               40,526          5,146,391               9,821              45,377
 Minimum unit fair value #*        $      16.148696   $        13.873671   $       1.543383   $       16.828482   $        2.072717
 Maximum unit fair value #*        $      16.148696   $        13.873671   $       1.756682   $       16.828482   $        2.216224
 Contract liability                $        206,439   $          562,223   $      8,679,360   $         165,275   $          95,559

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --             51,907                  --                  --
 Minimum unit fair value #*        $             --   $               --   $       1.698309   $              --   $              --
 Maximum unit fair value #*        $             --   $               --   $       1.737017   $              --   $              --
 Contract liability                $             --   $               --   $         88,430   $              --   $              --

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2016

                                                                             PRUDENTIAL SP                            LEGG MASON
                                                       PRUDENTIAL VALUE      INTERNATIONAL     ROYCE SMALL-CAP       CLEARBRIDGE
                                     JENNISON FUND         PORTFOLIO       GROWTH PORTFOLIO       PORTFOLIO       APPRECIATION FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --             261,452
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                               594,573              401,745             43,257                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --             472,480                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                     594,573              401,745             43,257             472,480             261,452
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                46                   38                  4                  --                  14
  Other assets                                   --                    1                 --                   1                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                               594,619              401,784             43,261             472,481             261,466
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                         46                   38                  4                  --                  14
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                              --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                               46                   38                  4                  --                  14
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $        594,573   $          401,746   $         43,257   $         472,481   $         261,452
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $              --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --             261,452
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                               594,573              401,746             43,257                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --             472,481                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $        594,573   $          401,746   $         43,257   $         472,481   $         261,452
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --                  --
     class 2                                     --                   --                 --                  --                  --
     class A                                     --                   --                 --                  --              12,468
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                13,631               14,968              7,510                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --              56,181                  --
     class S1                                    --                   --                 --                  --                  --
     class S2                                    --                   --                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                13,631               14,968              7,510              56,181              12,468
                                   =================  ===================  =================  ==================  ==================

COST                               $        329,583   $          291,636   $         39,820   $         557,322   $         112,005
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              478,893              154,524             41,011              27,582               9,561
 Minimum unit fair value #*        $       1.170798   $         1.714041   $       0.997680   $       17.130030   $       27.346154
 Maximum unit fair value #*        $       1.658896   $        21.898093   $       1.074306   $       17.130030   $       27.346154
 Contract liability                $        594,573   $          401,746   $         43,257   $         472,481   $         261,452

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --                 --                  --                  --
 Minimum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Maximum unit fair value #*        $             --   $               --   $             --   $              --   $              --
 Contract liability                $             --   $               --   $             --   $              --   $              --

                                   VICTORY VARIABLE                          INVESCO V.I.
                                       INSURANCE                               AMERICAN         WELLS FARGO VT      WELLS FARGO VT
                                   DIVERSIFIED STOCK     INVESCO V.I.          FRANCHISE         INDEX ASSET        INTERNATIONAL
                                         FUND            COMSTOCK FUND           FUND          ALLOCATION FUND       EQUITY FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------  ------------------  ------------------
ASSETS:
 Investments, at market value
     class 1                       $             --   $               --   $             --   $              --   $       4,274,081
     class 2                                     --                   --                 --              14,983                  --
     class A                                321,975                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --            877,297                  --                  --
     class S2                                    --              181,880                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
      Total investments                     321,975              181,880            877,297              14,983           4,274,081
  Due from Sponsor Company                       --                   --                 --                  --                  --
  Receivable for fund shares sold                20                   --                 67                   2              19,293
  Other assets                                    2                   --                  1                   1                   1
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total assets                               321,997              181,880            877,365              14,986           4,293,375
                                   -----------------  -------------------  -----------------  ------------------  ------------------

LIABILITIES:
  Due to Sponsor Company                         20                    6                 67                   2              19,293
  Payable for fund shares purchased              --                   --                 --                  --                  --
  Other liabilities                               1                    3                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total liabilities                               21                    9                 67                   2              19,293
                                   -----------------  -------------------  -----------------  ------------------  ------------------

NET ASSETS:
 For contract liabilities          $        321,976   $          181,871   $        877,298   $          14,984   $       4,274,082
                                   =================  ===================  =================  ==================  ==================

CONTRACT LIABILITIES:
     class 1                       $             --   $               --   $             --   $              --   $       4,274,082
     class 2                                     --                   --                 --              14,984                  --
     class A                                321,976                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --            877,298                  --                  --
     class S2                                    --              181,871                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total contract liabilities        $        321,976   $          181,871   $        877,298   $          14,984   $       4,274,082
                                   =================  ===================  =================  ==================  ==================

SHARES:
     class 1                                     --                   --                 --                  --             969,179
     class 2                                     --                   --                 --                 782                  --
     class A                                 26,764                   --                 --                  --                  --
     class ADM                                   --                   --                 --                  --                  --
     class B                                     --                   --                 --                  --                  --
     class I                                     --                   --                 --                  --                  --
     class IA                                    --                   --                 --                  --                  --
     class IB                                    --                   --                 --                  --                  --
     class II                                    --                   --                 --                  --                  --
     class INIT                                  --                   --                 --                  --                  --
     class INV                                   --                   --                 --                  --                  --
     class S1                                    --                   --             16,374                  --                  --
     class S2                                    --                9,768                 --                  --                  --
     class SRV2                                  --                   --                 --                  --                  --
     class - N/A                                 --                   --                 --                  --                  --
                                   -----------------  -------------------  -----------------  ------------------  ------------------
 Total shares                                26,764                9,768             16,374                 782             969,179
                                   =================  ===================  =================  ==================  ==================

COST                               $        300,874   $          154,582   $        658,071   $          10,345   $       4,580,663
                                   =================  ===================  =================  ==================  ==================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               19,515               10,415             57,115               7,616           2,830,482
 Minimum unit fair value #*        $      14.944415   $        17.462616   $      14.644170   $        1.967436   $        1.026199
 Maximum unit fair value #*        $      16.849822   $        17.462616   $      15.332492   $        1.967436   $       14.278233
 Contract liability                $        321,976   $          181,871   $        869,532   $          14,984   $       4,218,263

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                   --                507                  --              29,038
 Minimum unit fair value #*        $             --   $               --   $      15.332492   $              --   $        1.920640
 Maximum unit fair value #*        $             --   $               --   $      15.332492   $              --   $        1.947089
 Contract liability                $             --   $               --   $          7,766   $              --   $          55,819

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 2016

                                    WELLS FARGO VT
                                       SMALL CAP        WELLS FARGO VT         HIMCO VIT
                                      GROWTH FUND      OPPORTUNITY FUND       INDEX FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                   -----------------  -------------------  -----------------
ASSETS:
 Investments, at market value
     class 1                       $      2,198,285   $        2,920,438   $             --
     class 2                                  1,800                   --                 --
     class A                                     --                   --                 --
     class ADM                                   --                   --                 --
     class B                                     --                   --                 --
     class I                                     --                   --                 --
     class IA                                    --                   --        141,390,607
     class IB                                    --                   --          8,740,707
     class II                                    --                   --                 --
     class INIT                                  --                   --                 --
     class INV                                   --                   --                 --
     class S1                                    --                   --                 --
     class S2                                    --                   --                 --
     class SRV2                                  --                   --                 --
     class - N/A                                 --                   --                 --
                                   -----------------  -------------------  -----------------
      Total investments                   2,200,085            2,920,438        150,131,314
  Due from Sponsor Company                       --                   --                 --
  Receivable for fund shares sold               173                  545             61,898
  Other assets                                   --                   --                 10
                                   -----------------  -------------------  -----------------
 Total assets                             2,200,258            2,920,983        150,193,222
                                   -----------------  -------------------  -----------------

LIABILITIES:
  Due to Sponsor Company                        173                  545             61,919
  Payable for fund shares purchased              --                   --                 --
  Other liabilities                               1                   --                  1
                                   -----------------  -------------------  -----------------
 Total liabilities                              174                  545             61,920
                                   -----------------  -------------------  -----------------

NET ASSETS:
 For contract liabilities          $      2,200,084   $        2,920,438   $    150,131,302
                                   =================  ===================  =================

CONTRACT LIABILITIES:
     class 1                       $      2,198,284   $        2,920,438   $             --
     class 2                                  1,800                   --                 --
     class A                                     --                   --                 --
     class ADM                                   --                   --                 --
     class B                                     --                   --                 --
     class I                                     --                   --                 --
     class IA                                    --                   --        141,390,595
     class IB                                    --                   --          8,740,707
     class II                                    --                   --                 --
     class INIT                                  --                   --                 --
     class INV                                   --                   --                 --
     class S1                                    --                   --                 --
     class S2                                    --                   --                 --
     class SRV2                                  --                   --                 --
     class - N/A                                 --                   --                 --
                                   -----------------  -------------------  -----------------
 Total contract liabilities        $      2,200,084   $        2,920,438   $    150,131,302
                                   =================  ===================  =================

SHARES:
     class 1                                258,318              118,717                 --
     class 2                                    216                   --                 --
     class A                                     --                   --                 --
     class ADM                                   --                   --                 --
     class B                                     --                   --                 --
     class I                                     --                   --                 --
     class IA                                    --                   --          3,400,448
     class IB                                    --                   --            212,721
     class II                                    --                   --                 --
     class INIT                                  --                   --                 --
     class INV                                   --                   --                 --
     class S1                                    --                   --                 --
     class S2                                    --                   --                 --
     class SRV2                                  --                   --                 --
     class - N/A                                 --                   --                 --
                                   -----------------  -------------------  -----------------
 Total shares                               258,534              118,717          3,613,169
                                   =================  ===================  =================

COST                               $      2,008,867   $        2,522,585   $    137,296,781
                                   =================  ===================  =================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              115,646              158,016         24,399,227
 Minimum unit fair value #*        $       2.407921   $        16.917220   $       1.395535
 Maximum unit fair value #*        $      19.249420   $        18.181991   $      24.426062
 Contract liability                $      2,173,287   $        2,836,807   $    144,375,051

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                1,395                4,624            734,820
 Minimum unit fair value #*        $      19.125668   $        18.085184   $       1.584604
 Maximum unit fair value #*        $      19.249420   $        18.085184   $      12.106858
 Contract liability                $         26,797   $           83,631   $      5,756,251

                                                                COLUMBIA VARIABLE
                                      COLUMBIA VARIABLE         PORTFOLIO - SELECT       VARIABLE PORTFOLIO -
                                    PORTFOLIO - LARGE CAP         INTERNATIONAL             LOOMIS SAYLES
                                         GROWTH FUND               EQUITY FUND               GROWTH FUND
                                    SUB-ACCOUNT (4)(5)(6)       SUB-ACCOUNT (7)(8)       SUB-ACCOUNT (9)(10)
                                   ------------------------  ------------------------  ------------------------
ASSETS:
 Investments, at market value
     class 1                       $            19,281,129   $                    --   $            10,499,956
     class 2                                            --                 5,178,020                        --
     class A                                            --                        --                        --
     class ADM                                          --                        --                        --
     class B                                            --                        --                        --
     class I                                            --                        --                        --
     class IA                                           --                        --                        --
     class IB                                           --                        --                        --
     class II                                           --                        --                        --
     class INIT                                         --                        --                        --
     class INV                                          --                        --                        --
     class S1                                           --                        --                        --
     class S2                                           --                        --                        --
     class SRV2                                         --                        --                        --
     class - N/A                                        --                        --                        --
                                   ------------------------  ------------------------  ------------------------
      Total investments                         19,281,129                 5,178,020                10,499,956
  Due from Sponsor Company                           9,971                       257                        --
  Receivable for fund shares sold                       --                        --                     1,270
  Other assets                                           1                        --                         2
                                   ------------------------  ------------------------  ------------------------
 Total assets                                   19,291,101                 5,178,277                10,501,228
                                   ------------------------  ------------------------  ------------------------

LIABILITIES:
  Due to Sponsor Company                                --                        --                     1,270
  Payable for fund shares purchased                  9,971                       257                        --
  Other liabilities                                     --                         1                        --
                                   ------------------------  ------------------------  ------------------------
 Total liabilities                                   9,971                       258                     1,270
                                   ------------------------  ------------------------  ------------------------

NET ASSETS:
 For contract liabilities          $            19,281,130   $             5,178,019   $            10,499,958
                                   ========================  ========================  ========================

CONTRACT LIABILITIES:
     class 1                       $            19,281,130   $                    --   $            10,499,958
     class 2                                            --                 5,178,019                        --
     class A                                            --                        --                        --
     class ADM                                          --                        --                        --
     class B                                            --                        --                        --
     class I                                            --                        --                        --
     class IA                                           --                        --                        --
     class IB                                           --                        --                        --
     class II                                           --                        --                        --
     class INIT                                         --                        --                        --
     class INV                                          --                        --                        --
     class S1                                           --                        --                        --
     class S2                                           --                        --                        --
     class SRV2                                         --                        --                        --
     class - N/A                                        --                        --                        --
                                   ------------------------  ------------------------  ------------------------
 Total contract liabilities        $            19,281,130   $             5,178,019   $            10,499,958
                                   ========================  ========================  ========================

SHARES:
     class 1                                     1,474,092                        --                   478,358
     class 2                                            --                   413,580                        --
     class A                                            --                        --                        --
     class ADM                                          --                        --                        --
     class B                                            --                        --                        --
     class I                                            --                        --                        --
     class IA                                           --                        --                        --
     class IB                                           --                        --                        --
     class II                                           --                        --                        --
     class INIT                                         --                        --                        --
     class INV                                          --                        --                        --
     class S1                                           --                        --                        --
     class S2                                           --                        --                        --
     class SRV2                                         --                        --                        --
     class - N/A                                        --                        --                        --
                                   ------------------------  ------------------------  ------------------------
 Total shares                                    1,474,092                   413,580                   478,358
                                   ========================  ========================  ========================

COST                               $            18,258,674   $             5,330,191   $             9,964,921
                                   ========================  ========================  ========================

DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                   1,784,037                   519,414                   960,412
 Minimum unit fair value #*        $             10.505251   $              9.767869   $             10.572329
 Maximum unit fair value #*        $             10.608394   $              9.863879   $             10.676129
 Contract liability                $            18,906,110   $             5,112,081   $            10,240,768

CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                      35,365                     6,689                    24,284
 Minimum unit fair value #*        $             10.595962   $              9.852317   $             10.663624
 Maximum unit fair value #*        $             10.608394   $              9.863879   $             10.676129
 Contract liability                $               375,020   $                65,938   $               259,190

--------
# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------
(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(6) Funded as of April 29, 2016.
(7) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(8) Funded as of April 29, 2016.
(9) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(10) Funded as of April 29, 2016.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                            AMERICAN
                                           CENTURY VP                                                               INVESCO V.I.
                                             CAPITAL            AB VPS                                               GOVERNMENT
                                          APPRECIATION      INTERNATIONAL    INVESCO V.I. CORE INVESCO V.I. HIGH    MONEY MARKET
                                              FUND         VALUE PORTFOLIO     EQUITY FUND        YIELD FUND            FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (1)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $              --  $          2,201  $         21,520  $          62,181  $         36,117
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --               (597)               --
  Mortality and expense risk charges              (47,165)           (2,479)          (39,692)           (25,569)         (527,140)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                (47,165)           (2,479)          (39,692)           (26,166)         (527,140)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                  (47,165)             (278)          (18,172)            36,015          (491,023)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                   12,233            (6,795)           66,865           (139,142)               --
  Net realized gain distributions                 391,021                --           192,889                 --                --
  Change in unrealized appreciation
    (depreciation) during the period             (277,249)            2,326            (3,013)           214,472                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                126,005            (4,469)          256,741             75,330                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $          78,840  $         (4,747) $        238,569  $         111,345  $       (491,023)
                                        ================== ================= ================= ================== =================

                                                                                                                      COLUMBIA
                                          AB VPS GROWTH         AB VPS                          CALVERT VP SRI    VARIABLE PORTFOLIO
                                           AND INCOME        INTERMEDIATE     AMERICAN FUNDS       BALANCED       - SMALL COMPANY
                                            PORTFOLIO       BOND PORTFOLIO     GROWTH FUND         PORTFOLIO        GROWTH FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $          11,106  $         45,567  $          2,702  $          19,358  $             --
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges              (19,223)          (24,622)           (4,093)           (13,248)          (59,630)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                (19,223)          (24,622)           (4,093)           (13,248)          (59,630)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                   (8,117)           20,945            (1,391)             6,110           (59,630)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                   15,011           (40,935)            2,535             21,064             5,807
  Net realized gain distributions                  82,472            21,043            27,296             29,440           705,673
  Change in unrealized appreciation
    (depreciation) during the period               31,715            60,485               230             10,732          (303,665)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                129,198            40,593            30,061             61,236           407,815
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $         121,081  $         61,538  $         28,670  $          67,346  $        348,185
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                         WELLS FARGO VT     FIDELITY(R) VIP                      FIDELITY(R) VIP   FIDELITY(R) VIP
                                          OMEGA GROWTH      ASSET MANAGER     FIDELITY(R) VIP     CONTRAFUND(R)       OVERSEAS
                                              FUND            PORTFOLIO      GROWTH PORTFOLIO      PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $              --  $         16,593  $          2,223  $          75,158  $         15,710
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges              (30,483)          (14,248)          (75,073)          (118,597)          (13,969)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                (30,483)          (14,248)          (75,073)          (118,597)          (13,969)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                  (30,483)            2,345           (72,850)           (43,439)            1,741
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                   (9,867)           (6,944)          480,717            658,772             9,392
  Net realized gain distributions                 106,114            53,859           639,018            810,386             1,862
  Change in unrealized appreciation
    (depreciation) during the period              (91,972)          (29,461)       (1,099,584)          (822,202)          (91,427)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                  4,275            17,454            20,151            646,956           (80,173)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $         (26,208) $         19,799  $        (52,699) $         603,517  $        (78,432)
                                        ================== ================= ================= ================== =================

                                          FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2020      FREEDOM 2030      FREEDOM 2015      FREEDOM 2025       FREEDOM INCOME
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $           5,416  $          2,034  $          2,451  $           8,794  $            146
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges               (5,979)           (1,916)           (4,330)            (8,243)             (143)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                 (5,979)           (1,916)           (4,330)            (8,243)             (143)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                     (563)              118            (1,879)               551                 3
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                    8,460             1,743            40,157                686                 1
  Net realized gain distributions                  14,409             5,833            12,601             20,265               113
  Change in unrealized appreciation
    (depreciation) during the period                  387             2,591           (33,791)            11,016               217
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                 23,256            10,167            18,967             31,967               331
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $          22,693  $         10,285  $         17,088  $          32,518  $            334
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                         FIDELITY(R) VIP    FIDELITY(R) VIP   FIDELITY(R) VIP                         HARTFORD
                                          FUNDSMANAGER       FUNDSMANAGER      FUNDSMANAGER     FRANKLIN INCOME     BALANCED HLS
                                          20% PORTFOLIO     70% PORTFOLIO     85% PORTFOLIO        VIP FUND             FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $             114  $            212  $            262  $          45,155  $     20,753,022
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --            (9,759)
  Mortality and expense risk charges                 (121)             (279)             (395)           (11,870)      (10,349,811)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                   (121)             (279)             (395)           (11,870)      (10,359,570)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                       (7)              (67)             (133)            33,285        10,393,452
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                        4               196               (93)           (72,825)       40,389,802
  Net realized gain distributions                     127               910             1,394                 --                --
  Change in unrealized appreciation
    (depreciation) during the period                    9              (236)              209            127,010       (16,352,828)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                    140               870             1,510             54,185        24,036,974
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $             133  $            803  $          1,377  $          87,470  $     34,430,426
                                        ================== ================= ================= ================== =================

                                                                                 HARTFORD
                                         HARTFORD TOTAL    HARTFORD CAPITAL    DIVIDEND AND        HARTFORD       HARTFORD GLOBAL
                                         RETURN BOND HLS   APPRECIATION HLS     GROWTH HLS      HEALTHCARE HLS       GROWTH HLS
                                              FUND               FUND              FUND              FUND               FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $       7,326,257  $     12,437,859  $     10,768,606  $       1,235,533  $        471,974
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                          (13,804)          (22,323)          (19,128)                --                --
  Mortality and expense risk charges           (4,327,673)      (15,701,445)       (7,837,204)          (519,267)       (1,153,024)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                             (4,341,477)      (15,723,768)       (7,856,332)          (519,267)       (1,153,024)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                2,984,780        (3,285,909)        2,912,274            716,266          (681,050)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                  270,344        15,287,652        11,938,832          1,676,438         3,763,813
  Net realized gain distributions               1,131,927       110,308,463        61,387,791          6,974,853         8,115,969
  Change in unrealized appreciation
    (depreciation) during the period            4,597,385       (79,880,497)       (9,202,637)       (13,461,595)      (11,123,116)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments              5,999,656        45,715,618        64,123,986         (4,810,304)          756,666
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $       8,984,436  $     42,429,709  $     67,036,260  $      (4,094,038) $         75,616
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                                                                   HARTFORD
                                            HARTFORD       HARTFORD GROWTH                       INTERNATIONAL    HARTFORD SMALL/
                                           DISCIPLINED      OPPORTUNITIES     HARTFORD HIGH      OPPORTUNITIES     MID CAP EQUITY
                                         EQUITY HLS FUND       HLS FUND       YIELD HLS FUND       HLS FUND           HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $         642,647  $        422,553  $      3,624,336  $       2,726,959  $        211,248
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --             (5,110)               --
  Mortality and expense risk charges           (1,210,744)       (1,733,604)         (914,300)        (2,450,503)         (238,400)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                             (1,210,744)       (1,733,604)         (914,300)        (2,455,613)         (238,400)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                 (568,097)       (1,311,051)        2,710,036            271,346           (27,152)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                  904,982        (1,596,362)       (2,011,663)         5,403,988          (830,819)
  Net realized gain distributions               9,901,464        15,962,580                --                 --           983,250
  Change in unrealized appreciation
    (depreciation) during the period           (7,155,365)      (16,091,621)        6,274,262         (6,572,610)        2,030,112
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments              3,651,081        (1,725,403)        4,262,599         (1,168,622)        2,182,543
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $       3,082,984  $     (3,036,454) $      6,972,635  $        (897,276) $      2,155,391
                                        ================== ================= ================= ================== =================

                                                                                 HARTFORD         HARTFORD SMALL       HARTFORD
                                          HARTFORD MIDCAP   HARTFORD MIDCAP   ULTRASHORT BOND      COMPANY HLS     SMALLCAP GROWTH
                                             HLS FUND        VALUE HLS FUND       HLS FUND            FUND             HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $         250,017  $        434,969  $        267,202  $              --  $         61,972
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --            (2,573)            (1,399)               --
  Mortality and expense risk charges           (1,809,542)       (1,389,117)         (938,911)          (965,004)         (843,983)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                             (1,809,542)       (1,389,117)         (941,484)          (966,403)         (843,983)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)               (1,559,525)         (954,148)         (674,282)          (966,403)         (782,011)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                7,718,732           447,961            26,587           (815,794)          836,067
  Net realized gain distributions              14,682,866        12,403,934                --          7,047,378         2,403,206
  Change in unrealized appreciation
    (depreciation) during the period           (6,605,386)       (2,329,613)          327,319         (5,405,533)        2,910,417
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments             15,796,212        10,522,282           353,906            826,051         6,149,690
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $      14,236,687  $      9,568,134  $       (320,376) $        (140,352) $      5,367,679
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                             HARTFORD U.S.
                                                              GOVERNMENT
                                          HARTFORD STOCK    SECURITIES HLS    HARTFORD VALUE   CATALYST DIVIDEND  CATALYST INSIDER
                                             HLS FUND            FUND            HLS FUND       CAPTURE VA FUND    BUYING VA FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (2)    SUB-ACCOUNT (3)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $       8,515,927  $      1,735,713  $      1,264,956  $         283,597  $         18,307
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                           (6,183)               --                --                 --                --
  Mortality and expense risk charges           (6,181,238)       (1,404,568)       (1,115,269)           (98,154)          (48,137)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                             (6,187,421)       (1,404,568)       (1,115,269)           (98,154)          (48,137)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                2,328,506           331,145           149,687            185,443           (29,830)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                               30,911,974          (699,587)        4,049,958             56,879          (185,754)
  Net realized gain distributions                      --                --         9,481,923                 --           848,422
  Change in unrealized appreciation
    (depreciation) during the period           (5,481,655)          621,263        (5,166,293)            76,946          (393,817)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments             25,430,319           (78,324)        8,365,588            133,825           268,851
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $      27,758,825  $        252,821  $      8,515,275  $         319,268  $        239,021
                                        ================== ================= ================= ================== =================

                                         BLACKROCK GLOBAL   BLACKROCK LARGE                      INVESCO V.I.
                                        OPPORTUNITIES V.I.  CAP GROWTH V.I.    UIF U.S. REAL      EQUITY AND         UIF MID CAP
                                               FUND              FUND        ESTATE PORTFOLIO     INCOME FUND     GROWTH PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $             545  $             41  $          4,063  $           4,297  $             --
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges                 (556)             (911)           (5,541)            (3,265)           (3,163)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                   (556)             (911)           (5,541)            (3,265)           (3,163)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                      (11)             (870)           (1,478)             1,032            (3,163)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                      243            11,932            18,641                857           (33,552)
  Net realized gain distributions                      46               574                --              8,305            13,245
  Change in unrealized appreciation
    (depreciation) during the period                   80            (7,776)              715             23,538            (6,714)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                    369             4,730            19,356             32,700           (27,021)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $             358  $          3,860  $         17,878  $          33,732  $        (30,184)
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                             COLUMBIA           COLUMBIA         COLUMBIA
                                        VARIABLE PORTFOLIO      VARIABLE         VARIABLE           VARIABLE           COLUMBIA
                                         - INTERNATIONAL       PORTFOLIO         PORTFOLIO         PORTFOLIO      VARIABLE PORTFOLIO
                                          OPPORTUNITIES       - LARGE CAP         - ASSET       - LOOMIS SAYLES      - LARGE CAP
                                               FUND         GROWTH FUND III   ALLOCATION FUND    GROWTH FUND II     GROWTH FUND II
                                         SUB-ACCOUNT (4)    SUB-ACCOUNT (5)     SUB-ACCOUNT     SUB-ACCOUNT (6)    SUB-ACCOUNT (7)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $          43,565  $             --  $         48,851  $          28,914  $             --
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                             (929)           (1,384)               --               (904)             (301)
  Mortality and expense risk charges              (27,401)          (79,156)          (31,982)           (50,060)          (12,284)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                (28,330)          (80,540)          (31,982)           (50,964)          (12,585)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                   15,235           (80,540)           16,869            (22,050)          (12,585)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                1,369,442        (5,946,509)          (35,344)          (393,832)         (166,241)
  Net realized gain distributions                      --         6,950,222            24,633          4,423,273           569,450
  Change in unrealized appreciation
    (depreciation) during the period           (1,695,412)       (1,761,756)           62,245         (4,063,430)         (590,162)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments               (325,970)         (758,043)           51,534            (33,989)         (186,953)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $        (310,735) $       (838,583) $         68,403  $         (56,039) $       (199,538)
                                        ================== ================= ================= ================== =================

                                            COLUMBIA       COLUMBIA VARIABLE     COLUMBIA
                                       VARIABLE PORTFOLIO      PORTFOLIO         VARIABLE
                                           - DIVIDEND          - INCOME          PORTFOLIO
                                           OPPORTUNITY       OPPORTUNITIES       - MID CAP        OPPENHEIMER      PUTNAM VT SMALL
                                              FUND               FUND           GROWTH FUND      GLOBAL FUND/VA    CAP VALUE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                       ------------------  ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $              --  $        469,990  $             --  $           4,177  $          2,837
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --              (912)           (1,192)                --                --
  Mortality and expense risk charges             (109,088)          (69,799)          (90,224)            (6,968)           (2,532)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                               (109,088)          (70,711)          (91,416)            (6,968)           (2,532)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                 (109,088)          399,279           (91,416)            (2,791)              305
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                  307,955          (161,620)          204,487             (1,946)          (31,614)
  Net realized gain distributions                      --           196,091                --             37,037            24,221
  Change in unrealized appreciation
    (depreciation) during the period              560,295           (75,455)         (107,896)           (48,433)           49,604
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                868,250           (40,984)           96,591            (13,342)           42,211
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $         759,162  $        358,295  $          5,175  $         (16,133) $         42,516
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                                              PIONEER MID CAP
                                          PIMCO VIT REAL     PIONEER FUND        VALUE VCT       JENNISON 20/20
                                         RETURN PORTFOLIO    VCT PORTFOLIO       PORTFOLIO         FOCUS FUND       JENNISON FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $          13,703  $         93,309  $            832  $              --  $             --
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges               (8,140)         (135,824)           (2,159)            (1,489)           (8,287)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                 (8,140)         (135,824)           (2,159)            (1,489)           (8,287)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                    5,563           (42,515)           (1,327)            (1,489)           (8,287)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                  (14,543)         (277,293)           (4,892)               711             8,669
  Net realized gain distributions                      --         1,580,640            11,119                 --                --
  Change in unrealized appreciation
    (depreciation) during the period               38,645          (587,296)           17,160                399           (17,138)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                 24,102           716,051            23,387              1,110            (8,469)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $          29,665  $        673,536  $         22,060  $            (379) $        (16,756)
                                        ================== ================= ================= ================== =================

                                                                                                   LEGG MASON     VICTORY VARIABLE
                                                             PRUDENTIAL SP                        CLEARBRIDGE         INSURANCE
                                         PRUDENTIAL VALUE    INTERNATIONAL    ROYCE SMALL-CAP     APPRECIATION    DIVERSIFIED STOCK
                                            PORTFOLIO      GROWTH PORTFOLIO      PORTFOLIO            FUND              FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $              --  $             --  $          7,687  $           2,630  $          3,229
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges               (6,382)             (694)           (5,983)            (2,479)           (4,131)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                 (6,382)             (694)           (5,983)            (2,479)           (4,131)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                   (6,382)             (694)            1,704                151              (902)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                    4,586                13           (21,618)             1,448             4,244
  Net realized gain distributions                      --                --            75,994              5,771            26,657
  Change in unrealized appreciation
    (depreciation) during the period               35,018            (1,915)           30,992             11,961           (26,084)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                 39,604            (1,902)           85,368             19,180             4,817
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $          33,222  $         (2,596) $         87,072  $          19,331  $          3,915
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                             INVESCO V.I.     WELLS FARGO VT     WELLS FARGO VT    WELLS FARGO VT
                                           INVESCO V.I.        AMERICAN         INDEX ASSET       TOTAL RETURN     INTRINSIC VALUE
                                          COMSTOCK FUND     FRANCHISE FUND    ALLOCATION FUND      BOND FUND            FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (8)    SUB-ACCOUNT (9)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $           2,305  $             --  $            128  $              55  $             43
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges               (2,068)          (17,171)             (275)               (72)              (13)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                 (2,068)          (17,171)             (275)               (72)              (13)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                      237           (17,171)             (147)               (17)               30
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                    1,649            17,953                82                528              (683)
  Net realized gain distributions                  13,856            81,298               407                 --               962
  Change in unrealized appreciation
    (depreciation) during the period                9,501          (106,394)              459               (263)             (301)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                 25,006            (7,143)              948                265               (22)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $          25,243  $        (24,314) $            801  $             248  $              8
                                        ================== ================= ================= ================== =================

                                          WELLS FARGO VT    WELLS FARGO VT    WELLS FARGO VT     WELLS FARGO VT
                                          INTERNATIONAL        SMALL CAP      SMALL CAP VALUE     OPPORTUNITY         HIMCO VIT
                                           EQUITY FUND        GROWTH FUND          FUND               FUND           INDEX FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT (10)     SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
INVESTMENT INCOME:
  Dividends                             $         123,048  $             --  $         15,951  $          66,127  $      3,149,402
                                        ------------------ ----------------- ----------------- ------------------ -----------------

EXPENSES:
  Administrative charges                               --                --                --                 --                --
  Mortality and expense risk charges              (60,672)          (31,661)          (16,285)           (42,535)       (1,901,160)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Total expenses                                (60,672)          (31,661)          (16,285)           (42,535)       (1,901,160)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net investment income (loss)                   62,376           (31,661)             (334)            23,592         1,248,242
                                        ------------------ ----------------- ----------------- ------------------ -----------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                 (231,424)           33,297           712,760            164,846         1,579,193
  Net realized gain distributions                 299,345           207,508                --            287,166        10,466,946
  Change in unrealized appreciation
    (depreciation) during the period             (147,177)          (91,390)         (534,381)          (193,685)          959,644
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net gain (loss) on investments                (79,256)          149,415           178,379            258,327        13,005,783
                                        ------------------ ----------------- ----------------- ------------------ -----------------
    Net increase (decrease) in net
      assets resulting from operations  $         (16,880) $        117,754  $        178,045  $         281,919  $     14,254,025
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                                    COLUMBIA VARIABLE
                                            COLUMBIA VARIABLE       PORTFOLIO - SELECT    VARIABLE PORTFOLIO -
                                          PORTFOLIO - LARGE CAP    INTERNATIONAL EQUITY   LOOMIS SAYLES GROWTH
                                               GROWTH FUND                 FUND                   FUND
                                        SUB-ACCOUNT (11)(12)(13)   SUB-ACCOUNT (14)(15)   SUB-ACCOUNT (16)(17)
                                        ------------------------- ---------------------- ----------------------
INVESTMENT INCOME:
  Dividends                             $                     --  $              57,961  $                  --
                                        ------------------------- ---------------------- ----------------------

EXPENSES:
  Administrative charges                                      --                     --                     --
  Mortality and expense risk charges                    (183,896)               (54,053)              (104,711)
                                        ------------------------- ---------------------- ----------------------
    Total expenses                                      (183,896)               (54,053)              (104,711)
                                        ------------------------- ---------------------- ----------------------
    Net investment income (loss)                        (183,896)                 3,908               (104,711)
                                        ------------------------- ---------------------- ----------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security
    transactions                                          96,550                (14,701)                89,840
  Net realized gain distributions                             --                     --                     --
  Change in unrealized appreciation
    (depreciation) during the period                   1,022,455               (152,171)               535,035
                                        ------------------------- ---------------------- ----------------------
    Net gain (loss) on investments                     1,119,005               (166,872)               624,875
                                        ------------------------- ---------------------- ----------------------
    Net increase (decrease) in net
      assets resulting from operations  $                935,109  $            (162,964) $             520,164
                                        ========================= ====================== ======================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------
(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Select International Equity Fund. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(6) Merged with Variable Portfolio - Loomis Sayles Growth Fund. Change effective April 29, 2016.
(7) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.
(10) Liquidated as of April 29, 2016.
(11) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(12) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(13) Funded as of April 29, 2016.
(14) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(15) Funded as of April 29, 2016.
(16) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(17) Funded as of April 29, 2016.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                          AMERICAN
                                         CENTURY VP                                                                  INVESCO V.I.
                                           CAPITAL             AB VPS                                                 GOVERNMENT
                                        APPRECIATION       INTERNATIONAL     INVESCO V.I. CORE   INVESCO V.I. HIGH   MONEY MARKET
                                            FUND          VALUE PORTFOLIO       EQUITY FUND         YIELD FUND           FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (1)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $         (47,165) $             (278) $          (18,172) $          36,015  $      (491,023)
 Net realized gain (loss) on
   security transactions                         12,233              (6,795)             66,865           (139,142)              --
 Net realized gain distributions                391,021                  --             192,889                 --               --
 Change in unrealized appreciation
   (depreciation) during the period            (277,249)              2,326              (3,013)           214,472               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations              78,840              (4,747)            238,569            111,345         (491,023)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                       38,826               3,313               3,870                 60          253,388
 Net transfers                                  (72,775)             (3,047)            (13,803)          (164,130)      28,336,083
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (261,855)             (8,027)           (193,444)          (192,862)     (17,151,358)
 Other transactions                                  --                   1                  (2)               (54)             126
 Death benefits                                      --                  --             (45,348)           (17,218)      (1,158,375)
 Net loan activity                                   (1)                 --                  --                 --               --
 Net annuity transactions                          (826)                 --               4,508             31,937           (7,594)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (296,631)             (7,760)           (244,219)          (342,267)      10,272,270
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets                                      (217,791)            (12,507)             (5,650)          (230,922)       9,781,247

NET ASSETS:
 Beginning of period                          4,131,832             212,901           2,898,997          1,745,783       27,013,994
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $       3,914,041  $          200,394  $        2,893,347  $       1,514,861  $    36,795,241
                                      ================== =================== =================== ================== ================

                                                                                                                       COLUMBIA
                                                                                                                       VARIABLE
                                        AB VPS GROWTH          AB VPS                             CALVERT VP SRI       PORTFOLIO
                                         AND INCOME         INTERMEDIATE       AMERICAN FUNDS        BALANCED       - SMALL COMPANY
                                          PORTFOLIO        BOND PORTFOLIO       GROWTH FUND          PORTFOLIO        GROWTH FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $          (8,117) $           20,945  $           (1,391) $           6,110  $       (59,630)
 Net realized gain (loss) on
   security transactions                         15,011             (40,935)              2,535             21,064            5,807
 Net realized gain distributions                 82,472              21,043              27,296             29,440          705,673
 Change in unrealized appreciation
   (depreciation) during the period              31,715              60,485                 230             10,732         (303,665)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations             121,081              61,538              28,670             67,346          348,185
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                          128                  60               6,882              2,547            5,905
 Net transfers                                  (12,608)            160,685              13,543              3,318         (686,806)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (188,445)           (901,003)            (16,395)          (121,239)        (280,579)
 Other transactions                                 (36)                 --                   1                 99                5
 Death benefits                                 (48,457)             13,655                  --                 --          (16,805)
 Net loan activity                                   --                  --                  --                 (1)              --
 Net annuity transactions                        (6,941)            (30,799)                 --             (8,615)          (6,032)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (256,359)           (757,402)              4,031           (123,891)        (984,312)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets                                      (135,278)           (695,864)             32,701            (56,545)        (636,127)

NET ASSETS:
 Beginning of period                          1,519,524           2,365,269             317,238          1,119,292        4,197,453
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $       1,384,246  $        1,669,405  $          349,939  $       1,062,747  $     3,561,326
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                        WELLS FARGO VT     FIDELITY(R) VIP                        FIDELITY(R) VIP   FIDELITY(R) VIP
                                        OMEGA GROWTH        ASSET MANAGER      FIDELITY(R) VIP     CONTRAFUND(R)        OVERSEAS
                                            FUND              PORTFOLIO       GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $         (30,483) $            2,345  $          (72,850) $         (43,439) $         1,741
 Net realized gain (loss) on
   security transactions                         (9,867)             (6,944)            480,717            658,772            9,392
 Net realized gain distributions                106,114              53,859             639,018            810,386            1,862
 Change in unrealized appreciation
   (depreciation) during the period             (91,972)            (29,461)         (1,099,584)          (822,202)         (91,427)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations             (26,208)             19,799             (52,699)           603,517          (78,432)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                          300               4,248              43,264             64,505           13,389
 Net transfers                                  (34,429)            (44,540)           (635,374)          (490,687)           6,981
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (112,192)           (166,305)           (655,013)        (1,131,650)        (156,808)
 Other transactions                                   1                  --                   5                  7               --
 Death benefits                                 (39,149)                 --                  --                 --               --
 Net loan activity                                   --                  --                  (2)               (38)              (3)
 Net annuity transactions                        (3,808)                 --              (1,243)               (51)              --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (189,277)           (206,597)         (1,248,363)        (1,557,914)        (136,441)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                (215,485)           (186,798)         (1,301,062)          (954,397)        (214,873)
   assets

NET ASSETS:
 Beginning of period                          2,151,278           1,307,096           6,997,537         10,500,413        1,267,397
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $       1,935,793  $        1,120,298  $        5,696,475  $       9,546,016  $     1,052,524
                                      ================== =================== =================== ================== ================

                                                                                                                    FIDELITY(R) VIP
                                       FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP     FIDELITY(R) VIP       FREEDOM
                                        FREEDOM 2020        FREEDOM 2030        FREEDOM 2015       FREEDOM 2025         INCOME
                                          PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO         PORTFOLIO
                                         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $            (563) $              118  $           (1,879) $             551  $             3
 Net realized gain (loss) on
   security transactions                          8,460               1,743              40,157                686                1
 Net realized gain distributions                 14,409               5,833              12,601             20,265              113
 Change in unrealized appreciation
   (depreciation) during the period                 387               2,591             (33,791)            11,016              217
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations              22,693              10,285              17,088             32,518              334
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                           --              20,885               1,600             33,977            1,100
 Net transfers                                  (52,533)             18,640            (288,255)            82,379               --
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                            (125)            (51,991)             (6,316)           (67,343)             (19)
 Other transactions                                  --                  --                  --                 --               --
 Death benefits                                      --                  --                  --                 --               --
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                            --                  --                  --                 --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 (52,658)            (12,466)           (292,971)            49,013            1,081
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                 (29,965)             (2,181)           (275,883)            81,531            1,415
   assets

NET ASSETS:
 Beginning of period                            456,037             121,312             469,796            609,665           10,386
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $         426,072  $          119,131  $          193,913  $         691,196  $        11,801
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                       FIDELITY(R) VIP     FIDELITY(R) VIP     FIDELITY(R) VIP                          HARTFORD
                                         FUNDSMANAGER       FUNDSMANAGER        FUNDSMANAGER      FRANKLIN INCOME     BALANCED HLS
                                        20% PORTFOLIO       70% PORTFOLIO       85% PORTFOLIO         VIP FUND            FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $              (7) $              (67) $             (133) $          33,285  $    10,393,452
 Net realized gain (loss) on
   security transactions                              4                 196                 (93)           (72,825)      40,389,802
 Net realized gain distributions                    127                 910               1,394                 --               --
 Change in unrealized appreciation
   (depreciation) during the period                   9                (236)                209            127,010      (16,352,828)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations                 133                 803               1,377             87,470       34,430,426
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                           --                 569               3,429              1,135        3,217,839
 Net transfers                                       --              (1,745)             (1,775)          (453,231)      (6,432,254)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                              (5)                (16)                (26)           (92,585)     (78,696,673)
 Other transactions                                  --                  --                  --                 --           16,047
 Death benefits                                      --                  --                  --                 --      (21,896,656)
 Net loan activity                                   --                  --                  --                 --               (6)
 Net annuity transactions                            --                  --                  --                 --       (3,736,463)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                      (5)             (1,192)              1,628           (544,681)    (107,528,166)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                     128                (389)              3,005           (457,211)     (73,097,740)
   assets

NET ASSETS:
 Beginning of period                              9,563              22,240              30,148          1,397,552      817,302,339
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $           9,691  $           21,851  $           33,153  $         940,341  $   744,204,599
                                      ================== =================== =================== ================== ================

                                                                                  HARTFORD
                                        HARTFORD TOTAL    HARTFORD CAPITAL      DIVIDEND AND          HARTFORD      HARTFORD GLOBAL
                                       RETURN BOND HLS    APPRECIATION HLS       GROWTH HLS        HEALTHCARE HLS      GROWTH HLS
                                             FUND               FUND                FUND                FUND              FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $       2,984,780  $       (3,285,909) $        2,912,274  $         716,266  $      (681,050)
 Net realized gain (loss) on
   security transactions                        270,344          15,287,652          11,938,832          1,676,438        3,763,813
 Net realized gain distributions              1,131,927         110,308,463          61,387,791          6,974,853        8,115,969
 Change in unrealized appreciation
   (depreciation) during the period           4,597,385         (79,880,497)         (9,202,637)       (13,461,595)     (11,123,116)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations           8,984,436          42,429,709          67,036,260         (4,094,038)          75,616
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                      895,677           4,530,078           2,478,194            142,534          394,564
 Net transfers                                1,200,727         (41,808,143)         (7,858,434)          (848,783)      (3,901,196)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                     (34,144,550)       (109,740,898)        (58,411,709)        (3,006,742)      (9,215,161)
 Other transactions                               5,594              (4,895)             (3,169)               563          (13,131)
 Death benefits                              (6,374,876)        (18,738,389)        (10,992,657)          (699,867)      (1,924,914)
 Net loan activity                                   (5)                (41)                (11)                --               --
 Net annuity transactions                    (1,002,963)         (1,565,683)         (1,141,986)          (121,451)         (64,626)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (39,420,396)       (167,327,971)        (75,929,772)        (4,533,746)     (14,724,464)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net             (30,435,960)       (124,898,262)         (8,893,512)        (8,627,784)     (14,648,848)
   assets

NET ASSETS:
 Beginning of period                        308,268,283       1,273,264,469         570,124,408         42,347,973       86,345,470
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $     277,832,323  $    1,148,366,207  $      561,230,896  $      33,720,189  $    71,696,622
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                                                                      HARTFORD
                                           HARTFORD        HARTFORD GROWTH                         INTERNATIONAL    HARTFORD SMALL/
                                         DISCIPLINED      OPPORTUNITIES HLS     HARTFORD HIGH      OPPORTUNITIES     MID CAP EQUITY
                                       EQUITY HLS FUND          FUND           YIELD HLS FUND         HLS FUND          HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $        (568,097) $       (1,311,051) $        2,710,036  $         271,346  $       (27,152)
 Net realized gain (loss) on
   security transactions                        904,982          (1,596,362)         (2,011,663)         5,403,988         (830,819)
 Net realized gain distributions              9,901,464          15,962,580                  --                 --          983,250
 Change in unrealized appreciation
   (depreciation) during the period          (7,155,365)        (16,091,621)          6,274,262         (6,572,610)       2,030,112
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations           3,082,984          (3,036,454)          6,972,635           (897,276)       2,155,391
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                      201,819             516,287              80,880            679,871           34,236
 Net transfers                                 (308,919)         (5,903,116)          1,382,282         (3,647,927)       5,229,018
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                      (8,404,554)        (12,770,138)         (7,110,479)       (18,215,247)      (1,674,699)
 Other transactions                               1,641             (12,617)                607              2,143             (633)
 Death benefits                              (1,564,284)         (1,816,525)         (1,268,295)        (2,847,397)        (343,145)
 Net loan activity                                   --                  --                  --                 (5)              --
 Net annuity transactions                      (295,203)            (80,250)           (314,609)          (443,285)         (93,341)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (10,369,500)        (20,066,359)         (7,229,614)       (24,471,847)       3,151,436
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net              (7,286,516)        (23,102,813)           (256,979)       (25,369,123)       5,306,827
   assets

NET ASSETS:
 Beginning of period                         83,817,386         128,857,837          60,315,993        190,332,104       16,486,385
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $      76,530,870  $      105,755,024  $       60,059,014  $     164,962,981  $    21,793,212
                                      ================== =================== =================== ================== ================

                                                                                                                        HARTFORD
                                                                                  HARTFORD         HARTFORD SMALL       SMALLCAP
                                       HARTFORD MIDCAP     HARTFORD MIDCAP     ULTRASHORT BOND      COMPANY HLS        GROWTH HLS
                                           HLS FUND        VALUE HLS FUND         HLS FUND              FUND              FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $      (1,559,525) $         (954,148) $         (674,282) $        (966,403) $      (782,011)
 Net realized gain (loss) on
   security transactions                      7,718,732             447,961              26,587           (815,794)         836,067
 Net realized gain distributions             14,682,866          12,403,934                  --          7,047,378        2,403,206
 Change in unrealized appreciation
   (depreciation) during the period          (6,605,386)         (2,329,613)            327,319         (5,405,533)       2,910,417
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations          14,236,687           9,568,134            (320,376)          (140,352)       5,367,679
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                      779,679             276,281             298,817            387,658          117,245
 Net transfers                               (4,086,121)           (528,228)            606,742         (2,294,231)        (786,018)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                     (12,044,117)         (9,158,035)         (8,019,609)        (7,207,309)      (5,372,989)
 Other transactions                                  81             (10,235)            (30,333)             1,224            1,227
 Death benefits                              (2,650,610)         (1,447,136)         (2,063,363)          (832,173)        (832,820)
 Net loan activity                                   --                  --                  (2)                --               --
 Net annuity transactions                      (299,476)            (59,395)           (395,926)            83,824          (95,202)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (18,300,564)        (10,926,748)         (9,603,674)        (9,861,007)      (6,968,557)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net              (4,063,877)         (1,358,614)         (9,924,050)       (10,001,359)      (1,600,878)
   assets

NET ASSETS:
 Beginning of period                        149,594,588          98,806,734          73,743,189         80,140,972       57,663,417
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $     145,530,711  $       97,448,120  $       63,819,139  $      70,139,613  $    56,062,539
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                            HARTFORD U.S.
                                                             GOVERNMENT
                                        HARTFORD STOCK     SECURITIES HLS      HARTFORD VALUE    CATALYST DIVIDEND  CATALYST INSIDER
                                           HLS FUND             FUND              HLS FUND        CAPTURE VA FUND    BUYING VA FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (2)   SUB-ACCOUNT (3)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $       2,328,506  $          331,145  $          149,687  $         185,443  $       (29,830)
 Net realized gain (loss) on
   security transactions                     30,911,974            (699,587)          4,049,958             56,879         (185,754)
 Net realized gain distributions                     --                  --           9,481,923                 --          848,422
 Change in unrealized appreciation
   (depreciation) during the period          (5,481,655)            621,263          (5,166,293)            76,946         (393,817)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations          27,758,825             252,821           8,515,275            319,268          239,021
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                    2,100,855             452,931             179,382             10,295           11,001
 Net transfers                               (6,059,390)          1,840,504            (673,456)          (485,233)        (120,325)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                     (42,218,647)        (13,004,611)         (8,759,290)          (883,879)        (435,967)
 Other transactions                              26,465               6,781               3,972                 (6)               3
 Death benefits                             (10,026,725)         (3,032,700)         (1,140,222)           (38,404)         (76,038)
 Net loan activity                                   (2)                 --                  --                 --               --
 Net annuity transactions                    (1,666,087)           (197,386)           (144,526)            (1,290)          17,509
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                             (57,843,531)        (13,934,481)        (10,534,140)        (1,398,517)        (603,817)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets                                   (30,084,706)        (13,681,660)         (2,018,865)        (1,079,249)        (364,796)

NET ASSETS:
 Beginning of period                        494,987,083         100,552,894          78,975,637          7,046,108        3,369,024
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $     464,902,377  $       86,871,234  $       76,956,772  $       5,966,859  $     3,004,228
                                      ================== =================== =================== ================== ================

                                       BLACKROCK GLOBAL    BLACKROCK LARGE                          INVESCO V.I.
                                      OPPORTUNITIES V.I.   CAP GROWTH V.I.      UIF U.S. REAL        EQUITY AND       UIF MID CAP
                                             FUND               FUND          ESTATE PORTFOLIO      INCOME FUND     GROWTH PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $             (11) $             (870) $           (1,478) $           1,032  $        (3,163)
 Net realized gain (loss) on
   security transactions                            243              11,932              18,641                857          (33,552)
 Net realized gain distributions                     46                 574                  --              8,305           13,245
 Change in unrealized appreciation
   (depreciation) during the period                  80              (7,776)                715             23,538           (6,714)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations                 358               3,860              17,878             33,732          (30,184)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                           --                  --              10,371                104            1,293
 Net transfers                                       --                   6              94,137                 (1)        (107,489)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                          (3,178)            (51,309)           (157,031)           (14,201)         (12,970)
 Other transactions                                  --                  --                  --                 (1)              --
 Death benefits                                      --                  --                  --                 --               --
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                            --                  --                  --                 --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                  (3,178)            (51,303)            (52,523)           (14,099)        (119,166)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                  (2,820)            (47,443)            (34,645)            19,633         (149,350)
   assets

NET ASSETS:
 Beginning of period                             30,341              53,548             468,400            262,579          337,914
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $          27,521  $            6,105  $          433,755  $         282,212  $       188,564
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                           COLUMBIA                                                                     COLUMBIA
                                      VARIABLE PORTFOLIO      COLUMBIA            COLUMBIA                              VARIABLE
                                       - INTERNATIONAL   VARIABLE PORTFOLIO  VARIABLE PORTFOLIO  VARIABLE PORTFOLIO    PORTFOLIO
                                        OPPORTUNITIES        - LARGE CAP     - ASSET ALLOCATION   - LOOMIS SAYLES     - LARGE CAP
                                             FUND          GROWTH FUND III          FUND           GROWTH FUND II    GROWTH FUND II
                                       SUB-ACCOUNT (4)     SUB-ACCOUNT (5)       SUB-ACCOUNT      SUB-ACCOUNT (6)   SUB-ACCOUNT (7)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $          15,235  $          (80,540) $           16,869  $         (22,050) $       (12,585)
 Net realized gain (loss) on
   security transactions                      1,369,442          (5,946,509)            (35,344)          (393,832)        (166,241)
 Net realized gain distributions                     --           6,950,222              24,633          4,423,273          569,450
 Change in unrealized appreciation
   (depreciation) during the period          (1,695,412)         (1,761,756)             62,245         (4,063,430)        (590,162)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations            (310,735)           (838,583)             68,403            (56,039)        (199,538)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                        2,306               3,125               4,752                370              893
 Net transfers                                   94,307             275,512               6,365            177,546           16,540
 Net interfund transfers due to
   corporate actions                         (5,622,204)        (17,865,592)                 --        (11,127,190)      (2,549,804)
 Surrenders for benefit payments and
   fees                                        (197,018)           (463,489)           (219,180)          (363,544)        (124,149)
 Other transactions                                   1                  (7)               (144)              (125)              --
 Death benefits                                 (23,150)            (60,912)            (14,000)           (24,240)         (21,781)
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                       (47,384)           (299,226)              8,426           (252,140)         (11,711)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (5,793,142)        (18,410,589)           (213,781)       (11,589,323)      (2,690,012)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net              (6,103,877)        (19,249,172)           (145,378)       (11,645,362)      (2,889,550)
   assets

NET ASSETS:
 Beginning of period                          6,103,877          19,249,172           2,280,515         11,645,362        2,889,550
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $              --  $               --  $        2,135,137  $              --  $            --
                                      ================== =================== =================== ================== ================

                                           COLUMBIA           COLUMBIA
                                      VARIABLE PORTFOLIO VARIABLE PORTFOLIO       COLUMBIA
                                          - DIVIDEND          - INCOME       VARIABLE PORTFOLIO
                                         OPPORTUNITY        OPPORTUNITIES         - MID CAP         OPPENHEIMER     PUTNAM VT SMALL
                                             FUND               FUND             GROWTH FUND       GLOBAL FUND/VA    CAP VALUE FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $        (109,088) $          399,279  $          (91,416) $          (2,791) $           305
 Net realized gain (loss) on
   security transactions                        307,955            (161,620)            204,487             (1,946)         (31,614)
 Net realized gain distributions                     --             196,091                  --             37,037           24,221
 Change in unrealized appreciation
   (depreciation) during the period             560,295             (75,455)           (107,896)           (48,433)          49,604
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations             759,162             358,295               5,175            (16,133)          42,516
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                       11,791               5,937               1,870              3,810            1,772
 Net transfers                                  675,276            (217,889)           (784,761)           (24,477)         (54,816)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (572,980)           (374,627)           (444,819)          (101,417)         (50,151)
 Other transactions                                  55                   1                 (53)                --               (1)
 Death benefits                                 (56,808)            (23,124)            (40,679)                --               --
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                         5,950               1,330              (5,284)                --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                  63,284            (608,372)         (1,273,726)          (122,084)        (103,196)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                 822,446            (250,077)         (1,268,551)          (138,217)         (60,680)
   assets

NET ASSETS:
 Beginning of period                          6,476,207           4,513,465           6,346,056            689,022          267,119
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $       7,298,653  $        4,263,388  $        5,077,505  $         550,805  $       206,439
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                                               PIONEER MID CAP
                                        PIMCO VIT REAL      PIONEER FUND          VALUE VCT        JENNISON 20/20
                                       RETURN PORTFOLIO     VCT PORTFOLIO         PORTFOLIO          FOCUS FUND      JENNISON FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $           5,563  $          (42,515) $           (1,327) $          (1,489) $        (8,287)
 Net realized gain (loss) on
   security transactions                        (14,543)           (277,293)             (4,892)               711            8,669
 Net realized gain distributions                     --           1,580,640              11,119                 --               --
 Change in unrealized appreciation
   (depreciation) during the period              38,645            (587,296)             17,160                399          (17,138)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations              29,665             673,536              22,060               (379)         (16,756)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                        8,932              81,134               3,057                 --               --
 Net transfers                                  (61,049)           (167,490)            (43,219)                --              195
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (191,523)           (979,074)             (8,264)               (36)         (13,168)
 Other transactions                                  23                 (10)                 --                 --               (2)
 Death benefits                                      --            (379,132)                 --                 --               --
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                            --             (57,842)                 --                 --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                (243,617)         (1,502,414)            (48,426)               (36)         (12,975)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets                                      (213,952)           (828,878)            (26,366)              (415)         (29,731)

NET ASSETS:
 Beginning of period                            776,175           9,596,668             191,641             95,974          624,304
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $         562,223  $        8,767,790  $          165,275  $          95,559  $       594,573
                                      ================== =================== =================== ================== ================

                                                                                                     LEGG MASON     VICTORY VARIABLE
                                                            PRUDENTIAL SP                           CLEARBRIDGE        INSURANCE
                                       PRUDENTIAL VALUE     INTERNATIONAL      ROYCE SMALL-CAP      APPRECIATION      DIVERSIFIED
                                          PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO             FUND           STOCK FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------

OPERATIONS:
 Net investment income (loss)         $          (6,382) $             (694) $            1,704  $             151  $          (902)
 Net realized gain (loss) on
   security transactions                          4,586                  13             (21,618)             1,448            4,244
 Net realized gain distributions                     --                  --              75,994              5,771           26,657
 Change in unrealized appreciation
   (depreciation) during the period              35,018              (1,915)             30,992             11,961          (26,084)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations              33,222              (2,596)             87,072             19,331            3,915
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                           --                  --               6,961                 --              285
 Net transfers                                       --                  --             (57,279)                --             (524)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                         (21,679)               (190)           (102,799)               (25)         (26,501)
 Other transactions                                  (2)                 --                  --                 --               --
 Death benefits                                      --                  --                  --                 --          (31,370)
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                            --                  --                  --                 --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                 (21,681)               (190)           (153,117)               (25)         (58,110)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                  11,541              (2,786)            (66,045)            19,306          (54,195)
   assets

NET ASSETS:
 Beginning of period                            390,205              46,043             538,526            242,146          376,171
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $         401,746  $           43,257  $          472,481  $         261,452  $       321,976
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                            INVESCO V.I.       WELLS FARGO VT      WELLS FARGO VT    WELLS FARGO VT
                                         INVESCO V.I.         AMERICAN           INDEX ASSET        TOTAL RETURN    INTRINSIC VALUE
                                        COMSTOCK FUND      FRANCHISE FUND      ALLOCATION FUND       BOND FUND            FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (8)   SUB-ACCOUNT (9)
                                      ------------------ ------------------- ------------------- ------------------ ----------------

OPERATIONS:
 Net investment income (loss)         $             237  $          (17,171) $             (147) $             (17) $            30
 Net realized gain (loss) on
   security transactions                          1,649              17,953                  82                528             (683)
 Net realized gain distributions                 13,856              81,298                 407                 --              962
 Change in unrealized appreciation
   (depreciation) during the period               9,501            (106,394)                459               (263)            (301)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations              25,243             (24,314)                801                248                8
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                        1,225               1,370                  --                 --               --
 Net transfers                                     (389)           (412,948)                 --            (11,950)          (2,346)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                          (6,313)           (251,546)                 --                 --               --
 Other transactions                                  (1)                  4                  --                 --               --
 Death benefits                                      --             (48,533)                 --                 --               --
 Net loan activity                                   --                  --                  --                 --               --
 Net annuity transactions                            --               3,111                  --                 --               --
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                                  (5,478)           (708,542)                 --            (11,950)          (2,346)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net                  19,765            (732,856)                801            (11,702)          (2,338)
   assets

NET ASSETS:
 Beginning of period                            162,106           1,610,154              14,183             11,702            2,338
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $         181,871  $          877,298  $           14,984  $              --  $            --
                                      ================== =================== =================== ================== ================

                                        WELLS FARGO VT     WELLS FARGO VT      WELLS FARGO VT      WELLS FARGO VT
                                        INTERNATIONAL         SMALL CAP        SMALL CAP VALUE      OPPORTUNITY        HIMCO VIT
                                         EQUITY FUND         GROWTH FUND            FUND                FUND           INDEX FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (10)      SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------------ ------------------- ------------------- ------------------ ----------------
OPERATIONS:
 Net investment income (loss)         $          62,376  $          (31,661) $             (334) $          23,592  $     1,248,242
 Net realized gain (loss) on
   security transactions                       (231,424)             33,297             712,760            164,846        1,579,193
 Net realized gain distributions                299,345             207,508                  --            287,166       10,466,946
 Change in unrealized appreciation
   (depreciation) during the period            (147,177)            (91,390)           (534,381)          (193,685)         959,644
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from operations             (16,880)            117,754             178,045            281,919       14,254,025
                                      ------------------ ------------------- ------------------- ------------------ ----------------

UNIT TRANSACTIONS:
 Purchases                                        9,010                 170               6,481                728          538,927
 Net transfers                                 (300,239)            (62,184)         (3,206,674)          (856,950)          (3,541)
 Net interfund transfers due to
   corporate actions                                 --                  --                  --                 --               --
 Surrenders for benefit payments and
   fees                                        (515,475)           (409,331)           (161,823)          (440,278)     (13,500,664)
 Other transactions                                 (21)                 (3)                 11                 --            3,980
 Death benefits                                (192,229)             (1,464)            (67,800)           (47,083)      (2,939,764)
 Net loan activity                                   --                  --                  --                 --               (2)
 Net annuity transactions                       (21,216)             (3,978)            (18,699)           (14,860)        (362,923)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              (1,020,170)           (476,790)         (3,448,504)        (1,358,443)     (16,263,987)
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 Net increase (decrease) in net              (1,037,050)           (359,036)         (3,270,459)        (1,076,524)      (2,009,962)
   assets

NET ASSETS:
 Beginning of period                          5,311,132           2,559,120           3,270,459          3,996,962      152,141,264
                                      ------------------ ------------------- ------------------- ------------------ ----------------
 End of period                        $       4,274,082  $        2,200,084  $               --  $       2,920,438  $   150,131,302
                                      ================== =================== =================== ================== ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 2016

                                                              COLUMBIA
                                                              VARIABLE
                                           COLUMBIA          PORTFOLIO -          VARIABLE
                                           VARIABLE            SELECT            PORTFOLIO -
                                         PORTFOLIO -        INTERNATIONAL       LOOMIS SAYLES
                                          LARGE CAP            EQUITY              GROWTH
                                         GROWTH FUND            FUND                FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                         (11)(12)(13)         (14)(15)            (16)(17)
                                      ------------------ ------------------- -------------------
OPERATIONS:
 Net investment income (loss)         $        (183,896) $            3,908  $         (104,711)
 Net realized gain (loss) on
   security transactions                         96,550             (14,701)             89,840
 Net realized gain distributions                     --                  --                  --
 Change in unrealized appreciation
   (depreciation) during the period           1,022,455            (152,171)            535,035
                                      ------------------ ------------------- -------------------
 Net increase (decrease) in net
   assets resulting from operations             935,109            (162,964)            520,164
                                      ------------------ ------------------- -------------------

UNIT TRANSACTIONS:
 Purchases                                        4,894               2,916               3,903
 Net transfers                                 (966,995)             10,153            (349,949)
 Net interfund transfers due to
   corporate actions                         20,415,396           5,622,204          11,127,190
 Surrenders for benefit payments and
   fees                                      (1,190,634)           (340,745)           (823,538)
 Other transactions                                  (6)                 (5)               (132)
 Death benefits                                (273,964)            (21,343)           (224,505)
 Net loan activity
                                                     --                  --                  --
 Net annuity transactions                       357,330              67,803             246,825
                                      ------------------ ------------------- -------------------
 Net increase (decrease) in net
   assets resulting from unit
   transactions                              18,346,021           5,340,983           9,979,794
                                      ------------------ ------------------- -------------------
 Net increase (decrease) in net
   assets                                    19,281,130           5,178,019          10,499,958

NET ASSETS:
 Beginning of period                                 --                  --                  --
                                      ------------------ ------------------- -------------------
 End of period                        $      19,281,130  $        5,178,019  $       10,499,958
                                      ================== =================== ===================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------
(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Select International Equity Fund. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(6) Merged with Variable Portfolio - Loomis Sayles Growth Fund. Change effective April 29, 2016.
(7) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.
(10) Liquidated as of April 29, 2016.
(11) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(12) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(13) Funded as of April 29, 2016.
(14) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(15) Funded as of April 29, 2016.
(16) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(17) Funded as of April 29, 2016.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                             AMERICAN
                                            CENTURY VP
                                             CAPITAL            AB VPS                                              INVESCO V.I.
                                           APPRECIATION      INTERNATIONAL   INVESCO V.I. CORE INVESCO V.I. HIGH    MONEY MARKET
                                               FUND         VALUE PORTFOLIO     EQUITY FUND        YIELD FUND           FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (1)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         (52,775) $          2,074  $         (8,234) $          73,025  $       (456,812)
  Net realized gain (loss) on security
    transactions                                   81,288           (11,647)          138,217            (77,736)               --
  Net realized gain distributions                 286,097                --           319,861                 --                --
  Change in unrealized appreciation
    (depreciation) during the period             (286,834)           14,121          (668,872)           (78,792)               --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                      27,776             4,548          (219,028)           (83,503)         (456,812)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                        34,365             1,401             3,870                935           256,045
  Net transfers                                    71,926           (16,301)           15,877             39,400        28,179,475
  Surrenders for benefit payments and
    fees                                         (218,781)          (14,432)         (265,045)          (139,585)      (18,780,778)
  Other transactions                                   --                (1)               (1)                --                22
  Death benefits                                       --                --           (43,841)            (1,539)       (1,240,925)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                           (823)               --           (16,524)            (1,962)           78,379
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions             (113,313)          (29,333)         (305,664)          (102,751)        8,492,218
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets           (85,537)          (24,785)         (524,692)          (186,254)        8,035,406

NET ASSETS:
  Beginning of period                           4,217,369           237,686         3,423,689          1,932,037        18,978,588
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       4,131,832  $        212,901  $      2,898,997  $       1,745,783  $     27,013,994
                                        ================== ================= ================= ================== =================

                                                                                                                  STERLING CAPITAL
                                          AB VPS GROWTH         AB VPS                          STERLING CAPITAL       SPECIAL
                                            AND INCOME       INTERMEDIATE     AMERICAN FUNDS     EQUITY INCOME      OPPORTUNITIES
                                            PORTFOLIO       BOND PORTFOLIO      GROWTH FUND           VIF                VIF
                                         SUB-ACCOUNT (2)    SUB-ACCOUNT (3)     SUB-ACCOUNT     SUB-ACCOUNT (4)    SUB-ACCOUNT (5)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $          (3,058) $         50,419  $         (1,789) $         (33,809) $         62,336
  Net realized gain (loss) on security
    transactions                                   10,367            (8,722)            3,420           (434,745)        1,048,134
  Net realized gain distributions                      --            75,417            58,262                 --           889,858
  Change in unrealized appreciation
    (depreciation) during the period               (8,639)         (150,487)          (43,966)           717,397        (1,803,544)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                      (1,330)          (33,373)           15,927            248,843           196,784
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                        25,152             2,882             1,220             42,103            40,929
  Net transfers                                   (49,913)           (5,791)           36,171        (10,955,087)       (5,943,007)
  Surrenders for benefit payments and
    fees                                         (238,085)         (369,627)          (13,872)          (543,363)       (1,917,779)
  Other transactions                                   (2)               (2)               (1)                (1)               (1)
  Death benefits                                  (54,420)          (49,333)               --            (79,409)          (64,625)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                         13,307           (32,300)               --            (95,460)          (22,083)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions             (303,961)         (454,171)           23,518        (11,631,217)       (7,906,566)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets          (305,291)         (487,544)           39,445        (11,382,374)       (7,709,782)

NET ASSETS:
  Beginning of period                           1,824,815         2,852,813           277,793         11,382,374         7,709,782
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       1,519,524  $      2,365,269  $        317,238  $              --  $             --
                                        ================== ================= ================= ================== =================

--------
(1) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS Growth and Income Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Intermediate Bond Portfolio. Change effective May 1, 2015.
(4) Liquidated as of April 24, 2015.
(5) Liquidated as of April 24, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                             COLUMBIA VARIABLE
                                                                                 PORTFOLIO
                                         STERLING CAPITAL   CALVERT VP SRI       -- SMALL        WELLS FARGO VT    FIDELITY(R) VIP
                                           TOTAL RETURN        BALANCED       COMPANY GROWTH      OMEGA GROWTH      ASSET MANAGER
                                             BOND VIF          PORTFOLIO           FUND               FUND            PORTFOLIO
                                         SUB-ACCOUNT (6)      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (7)      SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $          42,601  $        (14,140) $        (67,250) $         (40,445) $          4,594
  Net realized gain (loss) on security
    transactions                                 (119,697)           54,975           203,495             27,926            23,608
  Net realized gain distributions                      --             4,877           211,698            454,999           107,096
  Change in unrealized appreciation
    (depreciation) during the period               87,870           (84,379)         (285,811)          (435,693)         (141,111)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                      10,774           (38,667)           62,132              6,787            (5,813)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                            --             4,334            21,954            320,816             5,288
  Net transfers                                (2,043,582)         (113,520)          614,110           (282,171)          (27,751)
  Surrenders for benefit payments and
    fees                                          (67,012)         (159,735)         (493,869)          (273,052)         (244,413)
  Other transactions                                  392                (2)               50                (44)               --
  Death benefits                                       --                --           (64,782)          (484,770)               --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                        (39,867)           (9,695)           25,776             (3,666)               --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions           (2,150,069)         (278,618)          103,239           (722,887)         (266,876)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets        (2,139,295)         (317,285)          165,371           (716,100)         (272,689)

NET ASSETS:
  Beginning of period                           2,139,295         1,436,577         4,032,082          2,867,378         1,579,785
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $              --  $      1,119,292  $      4,197,453  $       2,151,278  $      1,307,096
                                        ================== ================= ================= ================== =================

                                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP
                                         FIDELITY(R) VIP     CONTRAFUND(R)       OVERSEAS         FREEDOM 2020      FREEDOM 2030
                                         GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         (65,577) $        (24,528) $          1,114  $           1,547  $            536
  Net realized gain (loss) on security
    transactions                                  265,740           645,553            20,551              2,425               174
  Net realized gain distributions                 214,490         1,023,739             1,321              2,033               616
  Change in unrealized appreciation
    (depreciation) during the period               (6,250)       (1,688,088)           12,931            (13,622)           (4,506)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                     408,403           (43,324)           35,917             (7,617)           (3,180)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                        40,683            58,953            12,867                 --            16,418
  Net transfers                                    35,745          (169,265)          (31,377)            (3,543)           27,017
  Surrenders for benefit payments and
    fees                                         (371,958)       (1,044,001)         (166,399)           (13,891)              (85)
  Other transactions                                  (21)              (14)               (1)                --                --
  Death benefits                                       --                --                --                 --                --
  Net loan                                             --                (8)               --                 --                --
  Net annuity transactions                           (604)              (58)               --                 --                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions             (296,155)       (1,154,393)         (184,910)           (17,434)           43,350
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets           112,248        (1,197,717)         (148,993)           (25,051)           40,170

NET ASSETS:
  Beginning of period                           6,885,289        11,698,130         1,416,390            481,088            81,142
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       6,997,537  $     10,500,413  $      1,267,397  $         456,037  $        121,312
                                        ================== ================= ================= ================== =================

--------
(6) Liquidated as of April 24, 2015.
(7) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                         FIDELITY(R) VIP    FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP    FIDELITY(R) VIP
                                           FREEDOM 2015      FREEDOM 2025     FREEDOM INCOME      FUNDSMANAGER      FUNDSMANAGER
                                            PORTFOLIO          PORTFOLIO         PORTFOLIO       20% PORTFOLIO      70% PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $             779  $          2,273  $             48  $             (20) $            (85)
  Net realized gain (loss) on security
    transactions                                   17,757             1,164                 2                  7                39
  Net realized gain distributions                   2,674             3,368                14                301               480
  Change in unrealized appreciation
    (depreciation) during the period              (29,470)          (18,110)             (261)              (425)             (739)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                      (8,260)          (11,305)             (197)              (137)             (305)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                         2,600            32,453             2,600                 --               501
  Net transfers                                      (687)            4,106                --                 --             2,168
  Surrenders for benefit payments and
    fees                                         (111,086)          (25,478)              (18)                (5)              (16)
  Other transactions                                   --                --                --                 --                --
  Death benefits                                       --                --                --                 --                --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                             --                --                --                 --                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions             (109,173)           11,081             2,582                 (5)            2,653
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets          (117,433)             (224)            2,385               (142)            2,348

NET ASSETS:
  Beginning of period                             587,229           609,889             8,001              9,705            19,892
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $         469,796  $        609,665  $         10,386  $           9,563  $         22,240
                                        ================== ================= ================= ================== =================

                                         FIDELITY(R) VIP                         HARTFORD        HARTFORD TOTAL   HARTFORD CAPITAL
                                           FUNDSMANAGER     FRANKLIN INCOME    BALANCED HLS     RETURN BOND HLS   APPRECIATION HLS
                                          85% PORTFOLIO        VIP FUND            FUND               FUND              FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $              11  $         56,510  $      3,822,914  $       5,004,040  $     (7,286,629)
  Net realized gain (loss) on security
    transactions                                     (138)           (4,831)       47,419,221          1,377,705        60,298,126
  Net realized gain distributions                   1,468                --                --          7,977,758       258,937,864
  Change in unrealized appreciation
    (depreciation) during the period               (1,207)         (187,053)      (60,680,971)       (21,122,345)     (312,523,561)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                         134          (135,374)       (9,438,836)        (6,762,842)         (574,200)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                         2,061               874         4,819,124          1,235,402         4,343,696
  Net transfers                                    (1,196)          (76,733)       (5,235,293)        (1,519,642)      (19,185,066)
  Surrenders for benefit payments and
    fees                                               (4)         (220,967)     (104,291,300)       (45,935,651)     (154,897,077)
  Other transactions                                   (1)                2            11,810              5,045            14,233
  Death benefits                                       --                --       (22,829,130)        (8,554,593)      (22,652,598)
  Net loan                                             --                --                --                 --               (19)
  Net annuity transactions                             --                --        (2,035,298)          (479,700)         (871,307)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions                  860          (296,824)     (129,560,087)       (55,249,139)     (193,248,138)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets               994          (432,198)     (138,998,923)       (62,011,981)     (193,822,338)

NET ASSETS:
  Beginning of period                              29,154         1,829,750       956,301,262        370,280,264     1,467,086,807
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $          30,148  $      1,397,552  $    817,302,339  $     308,268,283  $  1,273,264,469
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                             HARTFORD
                                           DIVIDEND AND        HARTFORD       HARTFORD GLOBAL       HARTFORD       HARTFORD GROWTH
                                            GROWTH HLS        HEALTHCARE        GROWTH HLS        DISCIPLINED       OPPORTUNITIES
                                               FUND            HLS FUND            FUND         EQUITY HLS FUND       HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $       1,557,887  $       (640,548) $       (922,635) $        (730,456) $     (1,845,413)
  Net realized gain (loss) on security
    transactions                               30,954,391         3,865,787         5,098,573          6,960,269         3,881,787
  Net realized gain distributions              85,674,088         4,945,379         4,015,301         26,291,683        26,228,956
  Change in unrealized appreciation
    (depreciation) during the period         (134,196,341)       (3,204,807)       (2,486,331)       (27,970,349)      (15,844,574)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                 (16,009,975)        4,965,811         5,704,908          4,551,147        12,420,756
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                     2,643,822            38,062           526,467            660,048         1,026,615
  Net transfers                                (6,375,959)         (781,496)        1,120,060            240,762         7,834,889
  Surrenders for benefit payments and
    fees                                      (79,290,699)       (4,951,387)      (10,452,036)       (11,816,070)      (18,071,752)
  Other transactions                                2,025                 5             3,177                378               736
  Death benefits                              (13,430,346)         (739,884)       (1,795,926)        (2,346,745)       (2,254,669)
  Net loan                                            (16)               --                --                 --                --
  Net annuity transactions                       (634,945)         (115,289)         (176,021)           (65,437)          394,360
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions          (97,086,118)       (6,549,989)      (10,774,279)       (13,327,064)      (11,069,821)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets      (113,096,093)       (1,584,178)       (5,069,371)        (8,775,917)        1,350,935

NET ASSETS:
  Beginning of period                         683,220,501        43,932,151        91,414,841         92,593,303       127,506,902
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $     570,124,408  $     42,347,973  $     86,345,470  $      83,817,386  $    128,857,837
                                        ================== ================= ================= ================== =================

                                                               HARTFORD
                                                             INTERNATIONAL    HARTFORD SMALL/
                                          HARTFORD HIGH      OPPORTUNITIES    MID CAP EQUITY    HARTFORD MIDCAP    HARTFORD MIDCAP
                                          YIELD HLS FUND       HLS FUND          HLS FUND           HLS FUND       VALUE HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $       3,395,984  $        (68,768) $        (66,061) $      (1,966,541) $     (1,097,790)
  Net realized gain (loss) on security
    transactions                               (1,874,498)        9,390,875          (108,116)        11,872,718         4,003,285
  Net realized gain distributions                      --                --         3,123,732         18,514,708        15,317,242
  Change in unrealized appreciation
    (depreciation) during the period           (5,218,444)       (7,298,219)       (4,045,413)       (27,138,123)      (20,698,819)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                  (3,696,958)        2,023,888        (1,095,858)         1,282,762        (2,476,082)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                       412,505           892,711           121,246            476,299           479,828
  Net transfers                                (2,883,276)          183,560          (141,248)        (4,386,984)       (2,013,751)
  Surrenders for benefit payments and
    fees                                      (10,027,415)      (25,593,904)       (2,970,223)       (15,116,154)      (12,711,369)
  Other transactions                                3,831             1,810               (16)            (8,262)              844
  Death benefits                               (1,671,559)       (4,445,885)         (286,746)        (2,270,521)       (1,275,187)
  Net loan                                             --               (13)               --                 --                --
  Net annuity transactions                         (9,687)          332,726           (32,779)          (326,407)          (92,909)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions          (14,175,601)      (28,628,995)       (3,309,766)       (21,632,029)      (15,612,544)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets       (17,872,559)      (26,605,107)       (4,405,624)       (20,349,267)      (18,088,626)

NET ASSETS:
  Beginning of period                          78,188,552       216,937,211        20,892,009        169,943,855       116,895,360
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $      60,315,993  $    190,332,104  $     16,486,385  $     149,594,588  $     98,806,734
                                        ================== ================= ================= ================== =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                    HARTFORD U.S.
                                            HARTFORD        HARTFORD SMALL       HARTFORD                            GOVERNMENT
                                         ULTRASHORT BOND      COMPANY HLS    SMALLCAP GROWTH     HARTFORD STOCK    SECURITIES HLS
                                            HLS FUND             FUND            HLS FUND           HLS FUND            FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $        (924,159) $     (1,283,739) $       (981,240) $       2,143,139  $        283,196
  Net realized gain (loss) on security
    transactions                                   19,693         4,091,543         4,441,186         34,760,514        (1,089,933)
  Net realized gain distributions                   7,612        17,165,534         6,629,761                 --                --
  Change in unrealized appreciation
    (depreciation) during the period             (140,605)      (28,346,641)      (10,931,180)       (29,838,552)          948,477
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                  (1,037,459)       (8,373,303)         (841,473)         7,065,101           141,740
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                       522,293           200,912           186,636          2,547,547           592,208
  Net transfers                                   270,552          (392,629)       (1,089,413)        (5,431,506)        2,729,233
  Surrenders for benefit payments and
    fees                                      (11,541,665)       (9,637,681)       (9,581,171)       (53,971,286)      (15,529,906)
  Other transactions                                2,335             1,941             3,859               (609)            1,232
  Death benefits                               (2,541,386)       (1,469,805)         (951,438)        (8,772,825)       (2,920,182)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                        (57,528)         (215,284)          (69,454)        (1,872,638)          (38,751)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions          (13,345,399)      (11,512,546)      (11,500,981)       (67,501,317)      (15,166,166)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets       (14,382,858)      (19,885,849)      (12,342,454)       (60,436,216)      (15,024,426)

NET ASSETS:
  Beginning of period                          88,126,047       100,026,821        70,005,871        555,423,299       115,577,320
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $      73,743,189  $     80,140,972  $     57,663,417  $     494,987,083  $    100,552,894
                                        ================== ================= ================= ================== =================

                                                             HUNTINGTON VA     HUNTINGTON VA                       BLACKROCK GLOBAL
                                          HARTFORD VALUE   DIVIDEND CAPTURE    INTERNATIONAL     HUNTINGTON VA    OPPORTUNITIES V.I.
                                             HLS FUND            FUND           EQUITY FUND        SITUS FUND            FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (8)     SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         (34,594) $        201,224  $          9,676  $         (45,684) $           (357)
  Net realized gain (loss) on security
    transactions                                6,163,442           195,041           (81,767)            37,548               489
  Net realized gain distributions               2,770,863                --           123,614            551,089               429
  Change in unrealized appreciation
    (depreciation) during the period          (12,778,226)         (773,017)          (39,249)          (878,990)             (878)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                  (3,878,515)         (376,752)           12,274           (336,037)             (317)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                       466,629            74,365                --             25,969                --
  Net transfers                                (1,690,214)         (590,663)         (563,752)          (602,555)               --
  Surrenders for benefit payments and
    fees                                      (10,234,186)       (1,562,954)          (21,773)          (794,068)           (3,280)
  Other transactions                                3,869              (114)               (1)                17                --
  Death benefits                               (1,886,803)         (121,543)               --            (31,290)               --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                        (44,696)           (6,746)               --               (653)               --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions          (13,385,401)       (2,207,655)         (585,526)        (1,402,580)           (3,280)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets       (17,263,916)       (2,584,407)         (573,252)        (1,738,617)           (3,597)

NET ASSETS:
  Beginning of period                          96,239,553         9,630,515           573,252          5,107,641            33,938
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $      78,975,637  $      7,046,108  $             --  $       3,369,024  $         30,341
                                        ================== ================= ================= ================== =================

--------
(8) Liquidated as of March 6, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                                                       COLUMBIA
                                                                                                                  VARIABLE PORTFOLIO
                                         BLACKROCK LARGE                       INVESCO V.I.                        -- INTERNATIONAL
                                         CAP GROWTH V.I.     UIF U.S. REAL      EQUITY AND        UIF MID CAP       OPPORTUNITIES
                                               FUND        ESTATE PORTFOLIO     INCOME FUND     GROWTH PORTFOLIO         FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (9)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $            (605) $           (393) $          3,946  $          (5,185) $        (87,488)
  Net realized gain (loss) on security
    transactions                                      199            12,135            25,586              3,820           416,852
  Net realized gain distributions                   2,968                --            34,140             69,884                --
  Change in unrealized appreciation
    (depreciation) during the period               (2,053)          (17,402)          (76,858)           (96,516)         (393,554)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                         509            (5,660)          (13,186)           (27,997)          (64,190)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                            --            10,337               104                917             8,163
  Net transfers                                       (48)           51,688           (97,074)           (52,031)          (90,350)
  Surrenders for benefit payments and
    fees                                               (7)          (68,942)         (122,530)           (84,207)         (920,263)
  Other transactions                                   --                --                --                 --                20
  Death benefits                                       --                --                --                 --          (182,854)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                             --                --                --                 --            20,695
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions                  (55)           (6,917)         (219,500)          (135,321)       (1,164,589)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets               454           (12,577)         (232,686)          (163,318)       (1,228,779)

NET ASSETS:
  Beginning of period                              53,094           480,977           495,265            501,232         7,332,656
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $          53,548  $        468,400  $        262,579  $         337,914  $      6,103,877
                                        ================== ================= ================= ================== =================

                                                                                                                      COLUMBIA
                                             COLUMBIA      COLUMBIA VARIABLE     VARIABLE           COLUMBIA      VARIABLE PORTFOLIO
                                        VARIABLE PORTFOLIO     PORTFOLIO         PORTFOLIO     VARIABLE PORTFOLIO    -- DIVIDEND
                                           -- LARGE CAP        -- ASSET      -- LOOMIS SAYLES     -- LARGE CAP       OPPORTUNITY
                                         GROWTH FUND III    ALLOCATION FUND   GROWTH FUND II     GROWTH FUND II         FUND
                                         SUB-ACCOUNT (10)     SUB-ACCOUNT    SUB-ACCOUNT (11)   SUB-ACCOUNT (12)     SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $        (251,145) $         14,954  $       (166,584) $         (46,346) $       (114,584)
  Net realized gain (loss) on security
    transactions                                  560,431             5,595         1,168,608            176,103           333,262
  Net realized gain distributions               3,114,123           252,276         1,519,956            575,300                --
  Change in unrealized appreciation
    (depreciation) during the period           (3,163,567)         (273,159)       (2,404,271)          (692,704)         (527,340)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                     259,842              (334)          117,709             12,353          (308,662)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                       102,007             4,752           110,431              3,112             9,660
  Net transfers                                  (221,975)          (12,758)         (201,009)           (42,300)          (57,266)
  Surrenders for benefit payments and
    fees                                       (2,015,919)         (441,326)       (1,856,980)          (315,400)         (936,109)
  Other transactions                                  163                 3               532                  2              (186)
  Death benefits                                 (567,024)          (39,621)         (376,733)           (91,958)          (92,487)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                        (64,830)           (1,427)           (5,517)               298             4,436
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions           (2,767,578)         (490,377)       (2,329,276)          (446,246)       (1,071,952)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets        (2,507,736)         (490,711)       (2,211,567)          (433,893)       (1,380,614)

NET ASSETS:
  Beginning of period                          21,756,908         2,771,226        13,856,929          3,323,443         7,856,821
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $      19,249,172  $      2,280,515  $     11,645,362  $       2,889,550  $      6,476,207
                                        ================== ================= ================= ================== =================

--------
(9) Formerly Columbia Variable Portfolio -- Marsico International Opportunities Fund. Change effective May 1, 2015.
(10) Formerly Columbia Variable Portfolio -- Marsico Focused Equities Fund. Change effective November 20, 2015.
(11) Formerly Columbia Variable Portfolio -- Marsico Growth Fund. Change effective November 20, 2015.
(12) Formerly Columbia Variable Portfolio -- Marsico 21st Century Fund. Change effective November 20, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                             COLUMBIA
                                        VARIABLE PORTFOLIO     COLUMBIA
                                            -- INCOME      VARIABLE PORTFOLIO
                                          OPPORTUNITIES       -- MID CAP        OPPENHEIMER     PUTNAM VT SMALL    PIMCO VIT REAL
                                               FUND           GROWTH FUND     GLOBAL FUND/VA     CAP VALUE FUND   RETURN PORTFOLIO
                                           SUB-ACCOUNT     SUB-ACCOUNT (13)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         394,104  $       (107,952) $         (1,595) $          (1,106) $         22,973
  Net realized gain (loss) on security
    transactions                                  (79,879)          392,065            25,513             (8,510)           (5,561)
  Net realized gain distributions                  45,691                --            50,114             36,487                --
  Change in unrealized appreciation
    (depreciation) during the period             (473,207)          (31,757)          (51,338)           (43,284)          (48,753)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                    (113,291)          252,356            22,694            (16,413)          (31,341)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                        24,020            12,968             5,768              1,513            13,049
  Net transfers                                  (142,749)          442,779           (23,360)           (40,910)          (14,162)
  Surrenders for benefit payments and
    fees                                         (598,553)         (872,088)         (173,646)           (13,540)         (171,518)
  Other transactions                                  (98)              542                --                 --                (6)
  Death benefits                                 (188,788)         (140,590)               --                 --                --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                         52,567            86,146                --                 --                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions             (853,601)         (470,243)         (191,238)           (52,937)         (172,637)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets          (966,892)         (217,887)         (168,544)           (69,350)         (203,978)

NET ASSETS:
  Beginning of period                           5,480,357         6,563,943           857,566            336,469           980,153
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       4,513,465  $      6,346,056  $        689,022  $         267,119  $        776,175
                                        ================== ================= ================= ================== =================

                                                            PIONEER MID CAP
                                           PIONEER FUND        VALUE VCT      JENNISON 20/20                      PRUDENTIAL VALUE
                                          VCT PORTFOLIO        PORTFOLIO        FOCUS FUND       JENNISON FUND        PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         (75,843) $         (1,576) $         (1,699) $          (8,791) $         (7,255)
  Net realized gain (loss) on security
    transactions                                  233,627             3,914            10,511             36,014             1,836
  Net realized gain distributions               2,781,953            25,204                --                 --                --
  Change in unrealized appreciation
    (depreciation) during the period           (3,119,772)          (44,382)           (4,604)            28,050           (38,960)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                    (180,035)          (16,840)            4,208             55,273           (44,379)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                        58,255             2,828                --                 --                --
  Net transfers                                   (70,818)          (45,487)            8,238               (443)               --
  Surrenders for benefit payments and
    fees                                       (1,864,323)          (17,237)          (18,272)           (57,845)           (9,647)
  Other transactions                                  117                --               (13)                10                21
  Death benefits                                 (467,858)               --                --                 --                --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                        (28,142)               --                --             (2,352)               --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions           (2,372,769)          (59,896)          (10,047)           (60,630)           (9,626)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets        (2,552,804)          (76,736)           (5,839)            (5,357)          (54,005)

NET ASSETS:
  Beginning of period                          12,149,472           268,377           101,813            629,661           444,210
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       9,596,668  $        191,641  $         95,974  $         624,304  $        390,205
                                        ================== ================= ================= ================== =================

--------
(13) Formerly Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                                                                LEGG MASON      VICTORY VARIABLE
                                          PRUDENTIAL SP                         CLEARBRIDGE        INSURANCE
                                          INTERNATIONAL     ROYCE SMALL-CAP    APPRECIATION    DIVERSIFIED STOCK    INVESCO V.I.
                                         GROWTH PORTFOLIO      PORTFOLIO           FUND               FUND          COMSTOCK FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $            (867) $         (3,168) $            (57) $          (3,285) $            855
  Net realized gain (loss) on security
    transactions                                   (2,385)           11,180             1,489             47,728            16,175
  Net realized gain distributions                      --           127,211             8,719             48,218               547
  Change in unrealized appreciation
    (depreciation) during the period                4,117          (217,020)           (9,130)          (112,260)          (29,823)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                         865           (81,797)            1,021            (19,599)          (12,246)
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                            --             6,107                --              1,150             1,331
  Net transfers                                      (120)          (17,894)               --            (36,371)           (8,401)
  Surrenders for benefit payments and
    fees                                          (14,179)          (62,077)              (26)           (78,321)          (53,677)
  Other transactions                                   --                --                --                 --                --
  Death benefits                                       --                --                --              5,649                --
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                             --                --                --                 --                --
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions              (14,299)          (73,864)              (26)          (107,893)          (60,747)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets           (13,434)         (155,661)              995           (127,492)          (72,993)

NET ASSETS:
  Beginning of period                              59,477           694,187           241,151            503,663           235,099
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $          46,043  $        538,526  $        242,146  $         376,171  $        162,106
                                        ================== ================= ================= ================== =================

                                           INVESCO V.I.     WELLS FARGO VT    WELLS FARGO VT     WELLS FARGO VT    WELLS FARGO VT
                                             AMERICAN         INDEX ASSET      TOTAL RETURN     INTRINSIC VALUE     INTERNATIONAL
                                          FRANCHISE FUND    ALLOCATION FUND      BOND FUND            FUND           EQUITY FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT (14)  SUB-ACCOUNT (15)   SUB-ACCOUNT (16)  SUB-ACCOUNT (17)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
OPERATIONS:
  Net investment income (loss)          $         (17,427) $           (122) $            (64) $             (19) $        140,386
  Net realized gain (loss) on security
    transactions                                   83,573                81                12                 28            96,686
  Net realized gain distributions                   5,679                --                --                342                --
  Change in unrealized appreciation
    (depreciation) during the period              (41,470)              (33)             (145)              (394)          (72,134)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from operations                      30,355               (74)             (197)               (43)          164,938
                                        ------------------ ----------------- ----------------- ------------------ -----------------

UNIT TRANSACTIONS:
  Purchases                                         4,252                --                --                 --               940
  Net transfers                                   593,558                --                43                  9           (50,900)
  Surrenders for benefit payments and
    fees                                         (218,157)               --                (4)                (5)         (743,171)
  Other transactions                                   --                --                --                 (1)             (187)
  Death benefits                                   (5,376)              597               478                 --           (43,964)
  Net loan                                             --                --                --                 --                --
  Net annuity transactions                         (5,341)               --                --                 --           (13,444)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets
    resulting from unit transactions              368,936               597               517                  3          (850,726)
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  Net increase (decrease) in net assets           399,291               523               320                (40)         (685,788)

NET ASSETS:
  Beginning of period                           1,210,863            13,660            11,382              2,378         5,996,920
                                        ------------------ ----------------- ----------------- ------------------ -----------------
  End of period                         $       1,610,154  $         14,183  $         11,702  $           2,338  $      5,311,132
                                        ================== ================= ================= ================== =================

--------
(14) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(17) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE PERIODS ENDED DECEMBER 31, 2015

                                           WELLS FARGO VT      WELLS FARGO VT      WELLS FARGO VT
                                             SMALL CAP         SMALL CAP VALUE       OPPORTUNITY          HIMCO VIT
                                            GROWTH FUND             FUND                FUND              INDEX FUND
                                          SUB-ACCOUNT (18)    SUB-ACCOUNT (19)    SUB-ACCOUNT (20)       SUB-ACCOUNT
                                        -------------------- ------------------- ------------------- --------------------
OPERATIONS:
  Net investment income (loss)          $           (43,606) $          (42,991) $          (41,692) $        (1,536,324)
  Net realized gain (loss) on security
    transactions                                    173,231             269,931             538,806            2,694,379
  Net realized gain distributions                   379,482                  --             404,230            1,886,402
  Change in unrealized appreciation
    (depreciation) during the period               (602,740)           (716,364)         (1,007,985)          (3,423,495)
                                        -------------------- ------------------- ------------------- --------------------
  Net increase (decrease) in net assets
    resulting from operations                       (93,633)           (489,424)           (106,641)            (379,038)
                                        -------------------- ------------------- ------------------- --------------------

UNIT TRANSACTIONS:
  Purchases                                             170             165,600               1,007              777,578
  Net transfers                                     (15,920)           (262,162)             12,340             (873,090)
  Surrenders for benefit payments and
    fees                                           (379,120)           (508,597)           (598,563)         (20,097,126)
  Other transactions                                   (501)                (18)               (113)             199,656
  Death benefits                                   (149,395)           (306,197)            (74,878)          (3,152,649)
  Net loan                                               --                  --                  --                   --
  Net annuity transactions                          (12,727)               (779)             (8,009)            (619,969)
                                        -------------------- ------------------- ------------------- --------------------
  Net increase (decrease) in net assets
    resulting from unit transactions               (557,493)           (912,153)           (668,216)         (23,765,600)
                                        -------------------- ------------------- ------------------- --------------------
  Net increase (decrease) in net assets            (651,126)         (1,401,577)           (774,857)         (24,144,638)

NET ASSETS:
  Beginning of period                             3,210,246           4,672,036           4,771,819          176,285,902
                                        -------------------- ------------------- ------------------- --------------------
  End of period                         $         2,559,120  $        3,270,459  $        3,996,962  $       152,141,264
                                        ==================== =================== =================== ====================

--------
(18) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(20) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2016

1. ORGANIZATION:

Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund (Formerly Invesco V.I. Money Market Fund), AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund(R) Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Catalyst Dividend Capture VA Fund (Formerly Huntington VA Dividend Capture Fund), Catalyst Insider Buying VA Fund (Formerly Huntington VA Situs Fund), BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio - International Opportunities Fund (Merged with Columbia Variable Portfolio - Select International Equity Fund), Columbia Variable Portfolio - Large Cap Growth Fund III (Merged with Columbia Variable Portfolio - Large Cap Growth Fund), Columbia Variable Portfolio - Asset Allocation Fund, Variable Portfolio - Loomis Sayles Growth Fund II (Merged with Variable Portfolio - Loomis Sayles Growth Fund), Columbia Variable Portfolio - Large Cap Growth Fund II (Merged with Columbia Variable Portfolio - Large Cap Growth Fund), Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT Total Return Bond Fund*, Wells Fargo VT Intrinsic Value Fund*, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Small Cap Value Fund*, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, Columbia Variable Portfolio - Large Cap Growth Fund (Merged with Columbia Variable Portfolio - Large Cap Growth Fund II)( Merged with Columbia Variable Portfolio - Large Cap Growth Fund III ), Columbia Variable Portfolio - Select International Equity Fund (Merged with Columbia Variable Portfolio - International Opportunities
Fund), Variable Portfolio - Loomis Sayles Growth Fund (Merged with Variable Portfolio - Loomis Sayles Growth Fund II).

* During 2016, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the "Funds") of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets in 2016.There were no mergers in 2015.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2016, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2016 and 2015.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2016.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.11% and 0.55%, respectively, of the Funds' average daily net assets.

4. PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

   SUB-ACCOUNT                                                        PURCHASES AT COST   PROCEEDS FROM SALES
   -----------                                                        -----------------   -------------------
   American Century VP Capital Appreciation Fund                    $            722,987  $            675,756
   AB VPS International Value Portfolio                             $              4,965  $             13,004
   Invesco V.I. Core Equity Fund                                    $            497,614  $            567,114
   Invesco V.I. High Yield Fund                                     $          1,232,757  $          1,539,010
   Invesco V.I. Government Money Market Fund+                       $         41,234,368  $         31,453,122
   AB VPS Growth and Income Portfolio                               $             98,707  $            280,709
   AB VPS Intermediate Bond Portfolio                               $            269,235  $            984,648
   American Funds Growth Fund                                       $             95,157  $             65,221
   Calvert VP SRI Balanced Portfolio                                $             60,528  $            148,862
   Columbia Variable Portfolio - Small Company Growth Fund          $          1,150,145  $          1,488,415
   Wells Fargo VT Omega Growth Fund                                 $            145,383  $            259,029
   Fidelity(R) VIP Asset Manager Portfolio                          $             73,369  $            223,765
   Fidelity(R) VIP Growth Portfolio                                 $            901,664  $          1,583,858
   Fidelity(R) VIP Contrafund(R) Portfolio                          $          1,082,516  $          1,873,488
   Fidelity(R) VIP Overseas Portfolio                               $             90,293  $            223,128
   Fidelity(R) VIP Freedom 2020 Portfolio                           $             77,408  $            116,220
   Fidelity(R) VIP Freedom 2030 Portfolio                           $             51,115  $             57,624
   Fidelity(R) VIP Freedom 2015 Portfolio                           $             33,962  $            316,204
   Fidelity(R) VIP Freedom 2025 Portfolio                           $            159,151  $             89,321
   Fidelity(R) VIP Freedom Income Portfolio                         $              1,330  $                134
   Fidelity(R) VIP FundsManager 20% Portfolio                       $                241  $                119
   Fidelity(R) VIP FundsManager 70% Portfolio                       $              1,693  $              2,042
   Fidelity(R) VIP FundsManager 85% Portfolio                       $              5,034  $              2,142
   Franklin Income VIP Fund                                         $             49,136  $            560,533
   Hartford Balanced HLS Fund                                       $         30,842,087  $        127,976,865
   Hartford Total Return Bond HLS Fund                              $         19,260,881  $         54,564,554
   Hartford Capital Appreciation HLS Fund                           $        128,983,001  $        189,288,415
   Hartford Dividend and Growth HLS Fund                            $         82,214,804  $         93,844,533
   Hartford Healthcare HLS Fund                                     $          8,527,098  $          5,369,719
   Hartford Global Growth HLS Fund                                  $         12,383,333  $         19,672,889
   Hartford Disciplined Equity HLS Fund                             $         16,384,013  $         17,420,149
   Hartford Growth Opportunities HLS Fund                           $         23,869,396  $         29,284,230
   Hartford High Yield HLS Fund                                     $         10,364,423  $         14,884,005
   Hartford International Opportunities HLS Fund                    $          9,172,382  $         33,372,930
   Hartford Small/Mid Cap Equity HLS Fund                           $          8,889,987  $          4,782,454
   Hartford MidCap HLS Fund                                         $         15,129,504  $         20,306,722
   Hartford MidCap Value HLS Fund                                   $         17,643,159  $         17,120,120
   Hartford Ultrashort Bond HLS Fund                                $          6,628,609  $         16,906,587
   Hartford Small Company HLS Fund                                  $          9,179,802  $         12,959,829
   Hartford SmallCap Growth HLS Fund                                $          8,150,326  $         13,497,685
   Hartford Stock HLS Fund                                          $         14,320,416  $         69,835,429
   Hartford U.S. Government Securities HLS Fund                     $         13,363,491  $         26,966,846
   Hartford Value HLS Fund                                          $         13,975,863  $         14,878,415
   Catalyst Dividend Capture VA Fund+                               $            410,895  $          1,623,966
   Catalyst Insider Buying VA Fund+                                 $            997,816  $            783,043
   BlackRock Global Opportunities V.I. Fund                         $                591  $              3,734
   BlackRock Large Cap Growth V.I. Fund                             $                620  $             52,219
   UIF U.S. Real Estate Portfolio                                   $            149,285  $            203,287

   Invesco V.I. Equity and Income Fund                              $             12,634  $             17,394
   UIF Mid Cap Growth Portfolio                                     $             16,173  $            125,252
   Columbia Variable Portfolio - International Opportunities Fund+  $            113,739  $          5,891,642
   Columbia Variable Portfolio - Large Cap Growth Fund III+         $          6,978,550  $         18,519,458
   Columbia Variable Portfolio - Asset Allocation Fund              $            645,701  $            817,979
   Variable Portfolio - Loomis Sayles Growth Fund II+               $          4,520,409  $         11,708,512
   Columbia Variable Portfolio - Large Cap Growth Fund II+          $            580,244  $          2,713,390
   Columbia Variable Portfolio - Dividend Opportunity Fund          $          1,877,590  $          1,923,394
   Columbia Variable Portfolio - Income Opportunities Fund          $          1,385,303  $          1,398,305
   Columbia Variable Portfolio - Mid Cap Growth Fund                $            148,445  $          1,513,587
   Oppenheimer Global Fund/VA                                       $             62,080  $            149,917
   Putnam VT Small Cap Value Fund                                   $             63,515  $            142,185
   PIMCO VIT Real Return Portfolio                                  $             26,950  $            265,016
   Pioneer Fund VCT Portfolio                                       $          1,867,912  $          1,832,202
   Pioneer Mid Cap Value VCT Portfolio                              $             37,738  $             76,373
   Jennison 20/20 Focus Fund                                        $                  1  $              1,524
   Jennison Fund                                                    $              2,242  $             23,503
   Prudential Value Portfolio                                       $                 --  $             28,064
   Prudential SP International Growth Portfolio                     $                 --  $                885
   Royce Small-Cap Portfolio                                        $             90,486  $            165,906
   Legg Mason ClearBridge Appreciation Fund                         $              8,400  $              2,504
   Victory Variable Insurance Diversified Stock Fund                $             35,048  $             67,410
   Invesco V.I. Comstock Fund                                       $             28,938  $             20,321
   Invesco V.I. American Franchise Fund                             $             88,706  $            733,123
   Wells Fargo VT Index Asset Allocation Fund                       $                535  $                275
   Wells Fargo VT Total Return Bond Fund+                           $                 55  $             12,022
   Wells Fargo VT Intrinsic Value Fund+                             $              1,084  $              2,439
   Wells Fargo VT International Equity Fund                         $          1,421,165  $          2,079,612
   Wells Fargo VT Small Cap Growth Fund                             $            251,426  $            552,369
   Wells Fargo VT Small Cap Value Fund+                             $             65,595  $          3,514,433
   Wells Fargo VT Opportunity Fund                                  $            381,353  $          1,429,037
   HIMCO VIT Index Fund                                             $         17,782,816  $         22,331,613
   Columbia Variable Portfolio - Large Cap Growth Fund+             $         20,581,879  $          2,419,755
   Columbia Variable Portfolio - Select International Equity Fund+  $          5,847,179  $            502,287
   Variable Portfolio - Loomis Sayles Growth Fund+                  $         11,352,004  $          1,476,923


+ See Note 1 for additional information related to this Sub-Account.


5. CHANGES IN UNITS OUTSTANDING:

The changes in units outstanding for the period ended December 31, 2016 were as follows:

                                                                                                      NET
                                                                                     UNITS          INCREASE/
SUB-ACCOUNT                                                        UNITS ISSUED     REDEEMED       (DECREASE)
-----------                                                       --------------  ------------   --------------
   American Century VP Capital Appreciation Fund                          88,893       197,592       (108,699)
   AB VPS International Value Portfolio                                      425         1,488         (1,063)
   Invesco V.I. Core Equity Fund                                          36,557       200,841       (164,284)
   Invesco V.I. High Yield Fund                                          134,182       382,136       (247,954)

   Invesco V.I. Government Money Market Fund+                          4,331,618     3,271,852      1,059,766
   AB VPS Growth and Income Portfolio                                        984       131,760       (130,776)
   AB VPS Intermediate Bond Portfolio                                     15,949        73,891        (57,942)
   American Funds Growth Fund                                              3,913         3,529            384
   Calvert VP SRI Balanced Portfolio                                       2,381        31,339        (28,958)
   Columbia Variable Portfolio - Small Company Growth Fund                98,996       362,011       (263,015)
   Wells Fargo VT Omega Growth Fund                                       30,528       155,098       (124,570)
   Fidelity(R) VIP Asset Manager Portfolio                                   952        73,793        (72,841)
   Fidelity(R) VIP Growth Portfolio                                       70,849       418,841       (347,992)
   Fidelity(R) VIP Contrafund(R) Portfolio                                26,436       318,014       (291,578)
   Fidelity(R) VIP Overseas Portfolio                                     25,979        96,444        (70,465)
   Fidelity(R) VIP Freedom 2020 Portfolio                                  2,725         5,026         (2,301)
   Fidelity(R) VIP Freedom 2030 Portfolio                                  1,939         2,276           (337)
   Fidelity(R) VIP Freedom 2015 Portfolio                                    978        15,683        (14,705)
   Fidelity(R) VIP Freedom 2025 Portfolio                                  5,780         3,525          2,255
   Fidelity(R) VIP Freedom Income Portfolio                                   78            --             78
   Fidelity(R) VIP FundsManager 20% Portfolio                                 --            --             --
   Fidelity(R) VIP FundsManager 70% Portfolio                                 28            82            (54)
   Fidelity(R) VIP FundsManager 85% Portfolio                                146            74             72
   Franklin Income VIP Fund                                                  319        39,446        (39,127)
   Hartford Balanced HLS Fund                                          4,349,061    27,500,083    (23,151,022)
   Hartford Total Return Bond HLS Fund                                 3,942,734    18,505,128    (14,562,394)
   Hartford Capital Appreciation HLS Fund                              2,085,998    23,406,896    (21,320,898)
   Hartford Dividend and Growth HLS Fund                               3,439,122    22,579,894    (19,140,772)
   Hartford Healthcare HLS Fund                                           71,559       965,770       (894,211)
   Hartford Global Growth HLS Fund                                     1,588,994     7,691,994     (6,103,000)
   Hartford Disciplined Equity HLS Fund                                2,511,987     7,105,909     (4,593,922)
   Hartford Growth Opportunities HLS Fund                              2,347,813     9,062,997     (6,715,184)
   Hartford High Yield HLS Fund                                        2,799,053     6,132,183     (3,333,130)
   Hartford International Opportunities HLS Fund                       3,606,056    14,679,339    (11,073,283)
   Hartford Small/Mid Cap Equity HLS Fund                                443,397       296,856        146,541
   Hartford MidCap HLS Fund                                              123,987     2,583,288     (2,459,301)
   Hartford MidCap Value HLS Fund                                      1,631,512     5,841,801     (4,210,289)
   Hartford Ultrashort Bond HLS Fund                                   4,930,936    11,319,518     (6,388,582)
   Hartford Small Company HLS Fund                                       939,479     4,204,017     (3,264,538)
   Hartford SmallCap Growth HLS Fund                                   1,969,762     4,672,207     (2,702,445)
   Hartford Stock HLS Fund                                             3,041,334    14,499,774    (11,458,440)
   Hartford U.S. Government Securities HLS Fund                        9,758,340    21,111,144    (11,352,804)
   Hartford Value HLS Fund                                             1,681,465     6,955,136     (5,273,671)
   Catalyst Dividend Capture VA Fund+                                     48,033       592,353       (544,320)
   Catalyst Insider Buying VA Fund+                                       72,165       374,721       (302,556)
   BlackRock Global Opportunities V.I. Fund                                    1           195           (194)
   BlackRock Large Cap Growth V.I. Fund                                        3        26,706        (26,703)
   UIF U.S. Real Estate Portfolio                                          8,686        12,241         (3,555)
   Invesco V.I. Equity and Income Fund                                         6           877           (871)
   UIF Mid Cap Growth Portfolio                                              234         8,271         (8,037)

   Columbia Variable Portfolio - International Opportunities Fund+        41,723     3,037,088     (2,995,365)
   Columbia Variable Portfolio - Large Cap Growth Fund III+               20,324     6,818,152     (6,797,828)
   Columbia Variable Portfolio - Asset Allocation Fund                    44,389       185,020       (140,631)
   Variable Portfolio - Loomis Sayles Growth Fund II+                     32,576     4,381,439     (4,348,863)
   Columbia Variable Portfolio - Large Cap Growth Fund II+                 7,791     1,759,528     (1,751,737)
   Columbia Variable Portfolio - Dividend Opportunity Fund               144,819       138,733          6,086
   Columbia Variable Portfolio - Income Opportunities Fund                68,646       128,612        (59,966)
   Columbia Variable Portfolio - Mid Cap Growth Fund                      12,191       110,984        (98,793)
   Oppenheimer Global Fund/VA                                              1,567        10,454         (8,887)
   Putnam VT Small Cap Value Fund                                          2,651        10,695         (8,044)
   PIMCO VIT Real Return Portfolio                                         1,107        18,707        (17,600)
   Pioneer Fund VCT Portfolio                                            125,703     1,074,219       (948,516)
   Pioneer Mid Cap Value VCT Portfolio                                     1,657         4,908         (3,251)
   Jennison 20/20 Focus Fund                                                  --            18            (18)
   Jennison Fund                                                           1,916        11,969        (10,053)
   Prudential Value Portfolio                                                  1         8,129         (8,128)
   Prudential SP International Growth Portfolio                                1           184           (183)
   Royce Small-Cap Portfolio                                                 512        10,485         (9,973)
   Legg Mason ClearBridge Appreciation Fund                                   --             1             (1)
   Victory Variable Insurance Diversified Stock Fund                         353         4,255         (3,902)
   Invesco V.I. Comstock Fund                                                885         1,196           (311)
   Invesco V.I. American Franchise Fund                                    1,442        51,872        (50,430)
   Wells Fargo VT Index Asset Allocation Fund                                 --            --             --
   Wells Fargo VT Total Return Bond Fund+                                     --         7,708         (7,708)
   Wells Fargo VT Intrinsic Value Fund+                                       49         1,399         (1,350)
   Wells Fargo VT International Equity Fund                              643,326     1,422,834       (779,508)
   Wells Fargo VT Small Cap Growth Fund                                    4,316        32,131        (27,815)
   Wells Fargo VT Small Cap Value Fund+                                    3,996       258,438       (254,442)
   Wells Fargo VT Opportunity Fund                                         2,971        87,052        (84,081)
   HIMCO VIT Index Fund                                                1,211,192     4,651,875     (3,440,683)
   Columbia Variable Portfolio - Large Cap Growth Fund+                2,043,941       224,539      1,819,402
   Columbia Variable Portfolio - Select International Equity Fund+       575,108        49,005        526,103
   Variable Portfolio - Loomis Sayles Growth Fund+                     1,112,416       127,720        984,696


+   See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2015 were as follows:



                                                                                                               NET
                                                                                          UNITS              INCREASE/
SUB-ACCOUNT                                                          UNITS ISSUED        REDEEMED           (DECREASE)
-----------                                                       ------------------  ---------------  -------------------
   American Century VP Capital Appreciation Fund                             61,365          102,880              (41,515)
   AB VPS International Value Portfolio                                         225            3,719               (3,494)
   Invesco V.I. Core Equity Fund                                             30,457          240,110             (209,653)
   Invesco V.I. High Yield Fund                                             163,667          223,318              (59,651)
   Invesco V.I. Money Market Fund                                         6,267,572        5,405,346              862,226
   AB VPS Growth and Income Portfolio                                        17,819          172,597             (154,778)
   AB VPS Intermediate Bond Portfolio                                         3,594           38,666              (35,072)

   American Funds Growth Fund                                                 2,452            1,001                1,451
   Sterling Capital Equity Income VIF                                        76,510        6,758,967           (6,682,457)
   Sterling Capital Special Opportunities VIF                                 4,459        2,723,759           (2,719,300)
   Sterling Capital Total Return Bond VIF                                    10,662        1,569,639           (1,558,977)
   Calvert VP SRI Balanced Portfolio                                            329           62,852              (62,523)
   Columbia Variable Portfolio -- Small Company Growth Fund                 367,907          634,317             (266,410)
   Wells Fargo VT Omega Growth Fund                                          87,081          541,054             (453,973)
   Fidelity(R) VIP Asset Manager Portfolio                                    1,292           87,551              (86,259)
   Fidelity(R) VIP Growth Portfolio                                          42,431          128,387              (85,956)
   Fidelity(R) VIP Contrafund(R) Portfolio                                   15,215          225,568             (210,353)
   Fidelity(R) VIP Overseas Portfolio                                        24,051          106,953              (82,902)
   Fidelity(R) VIP Freedom 2020 Portfolio                                        76              881                 (805)
   Fidelity(R) VIP Freedom 2030 Portfolio                                     1,812               39                1,773
   Fidelity(R) VIP Freedom 2015 Portfolio                                       127            5,681               (5,554)
   Fidelity(R) VIP Freedom 2025 Portfolio                                     1,622            1,159                  463
   Fidelity(R) VIP Freedom Income Portfolio                                     183                1                  182
   Fidelity(R) VIP FundsManager 20% Portfolio                                    --                1                   (1)
   Fidelity(R) VIP FundsManager 70% Portfolio                                   122                1                  121
   Fidelity(R) VIP FundsManager 85% Portfolio                                   479              426                   53
   Franklin Income VIP Fund                                                   4,186           23,800              (19,614)
   Hartford Balanced HLS Fund                                             5,064,977       34,454,927          (29,389,950)
   Hartford Total Return Bond HLS Fund                                    5,114,398       25,150,085          (20,035,687)
   Hartford Capital Appreciation HLS Fund                                 4,189,427       28,571,742          (24,382,315)
   Hartford Dividend and Growth HLS Fund                                  4,413,739       30,401,942          (25,988,203)
   Hartford Healthcare HLS Fund                                             110,539        1,302,582           (1,192,043)
   Hartford Global Growth HLS Fund                                        2,767,254        7,562,356           (4,795,102)
   Hartford Disciplined Equity HLS Fund                                   3,192,684        9,359,703           (6,167,019)
   Hartford Growth Opportunities HLS Fund                                 5,205,140        9,432,386           (4,227,246)
   Hartford High Yield HLS Fund                                           2,083,993        8,554,038           (6,470,045)
   Hartford International Opportunities HLS Fund                          5,507,254       17,760,997          (12,253,743)
   Hartford Small/Mid Cap Equity HLS Fund                                   166,624          351,703             (185,079)
   Hartford MidCap HLS Fund                                                 101,217        2,926,262           (2,825,045)
   Hartford MidCap Value HLS Fund                                         2,004,779        7,272,936           (5,268,157)
   Hartford Ultrashort Bond HLS Fund                                      6,766,579       16,022,812           (9,256,233)
   Hartford Small Company HLS Fund                                        1,762,231        5,191,814           (3,429,583)
   Hartford SmallCap Growth HLS Fund                                      3,063,962        7,270,845           (4,206,883)
   Hartford Stock HLS Fund                                                2,323,998       16,476,608          (14,152,610)
   Hartford U.S. Government Securities HLS Fund                           9,301,333       21,706,116          (12,404,783)
   Hartford Value HLS Fund                                                1,454,580        8,011,773           (6,557,193)
   Huntington VA Dividend Capture Fund                                       74,345        1,023,381             (949,036)
   Huntington VA International Equity Fund                                    1,582          349,055             (347,473)
   Huntington VA Situs Fund                                                  34,879          716,801             (681,922)
   BlackRock Global Opportunities V.I. Fund                                      --              189                 (189)
   BlackRock Large Cap Growth V.I. Fund                                          --               34                  (34)
   UIF U.S. Real Estate Portfolio                                            11,057           12,053                 (996)
   Invesco V.I. Equity and Income Fund                                          593           14,152              (13,559)
   UIF Mid Cap Growth Portfolio                                               1,498            9,471               (7,973)
   Columbia Variable Portfolio -- International Opportunities Fund           71,348          623,812             (552,464)
   Columbia Variable Portfolio -- Large Cap Growth Fund III                 115,440        1,102,347             (986,907)
   Columbia Variable Portfolio -- Asset Allocation Fund                       2,922          293,231             (290,309)

   Variable Portfolio -- Loomis Sayles Growth Fund II                       107,647          990,838             (883,191)
   Columbia Variable Portfolio -- Large Cap Growth Fund II                    8,352          275,988             (267,636)
   Columbia Variable Portfolio -- Dividend Opportunity Fund                  12,044           95,663              (83,619)
   Columbia Variable Portfolio -- Income Opportunities Fund                  17,356           98,626              (81,270)
   Columbia Variable Portfolio -- Mid Cap Growth Fund                        67,008          101,883              (34,875)
   Oppenheimer Global Fund/VA                                                 1,131           14,008              (12,877)
   Putnam VT Small Cap Value Fund                                               653            4,636               (3,983)
   PIMCO VIT Real Return Portfolio                                            3,004           15,406              (12,402)
   Pioneer Fund VCT Portfolio                                               148,805        1,633,981           (1,485,176)
   Pioneer Mid Cap Value VCT Portfolio                                          346            4,204               (3,858)
   Jennison 20/20 Focus Fund                                                  3,823            8,734               (4,911)
   Jennison Fund                                                              2,096           51,820              (49,724)
   Prudential Value Portfolio                                                    --              766                 (766)
   Prudential SP International Growth Portfolio                                 543           13,013              (12,470)
   Royce Small-Cap Portfolio                                                    660            5,272               (4,612)
   Legg Mason ClearBridge Appreciation Fund                                      --                1                   (1)
   Victory Variable Insurance Diversified Stock Fund                          3,064            9,512               (6,448)
   Invesco V.I. Comstock Fund                                                 1,746            5,430               (3,684)
   Invesco V.I. American Franchise Fund                                      41,815           16,757               25,058
   Wells Fargo VT Index Asset Allocation Fund                                   329               --                  329
   Wells Fargo VT Total Return Bond Fund                                        433               94                  339
   Wells Fargo VT Intrinsic Value Fund                                           67               59                    8
   Wells Fargo VT International Equity Fund                               1,298,694        1,841,445             (542,751)
   Wells Fargo VT Small Cap Growth Fund                                      20,209           55,394              (35,185)
   Wells Fargo VT Small Cap Value Fund                                       16,299           82,021              (65,722)
   Wells Fargo VT Opportunity Fund                                           83,475          119,265              (35,790)
   HIMCO VIT Index Fund                                                   1,609,029        5,779,482           (4,170,453)


6. FINANCIAL HIGHLIGHTS:


The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2016. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub- Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

------------------------------------------------------------------------------------------------------------------------------------
                                                                        EXPENSE            INVESTMENT
                               UNIT                                   RATIO LOWEST           INCOME            TOTAL RETURN RATIO
       UNITS #              FAIR VALUE                                    TO               RATIO LOWEST             LOWEST TO
                        LOWEST TO HIGHEST #       NET ASSETS            HIGHEST*           TO HIGHEST**             HIGHEST***
------------------------------------------------------------------------------------------------------------------------------------
                                              AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
2016   1,132,926      $3.340164 to $3.586976      $3,914,041        0.70% to 1.25%          --% to --%          1.95% to 2.51%
2015   1,241,625      $3.276274 to $3.499110      $4,131,832        0.70% to 1.25%          --% to --%          0.66% to 1.22%
2014   1,283,140      $3.254634 to $3.456935      $4,217,369        0.70% to 1.25%          --% to --%          6.80% to 7.39%
2013   1,431,048      $3.047479 to $3.219143      $4,375,776        0.70% to 1.25%          --% to --%         29.30% to 30.01%
2012   1,671,048      $2.356970 to $2.476084      $3,921,409        0.70% to 1.25%          --% to --%         14.56% to 15.19%
                                                     AB VPS INTERNATIONAL VALUE PORTFOLIO
2016      26,017      $7.702450 to $7.702450       $200,394          1.25%to 1.25%        1.11% to 1.11%      (2.03)% to (2.03)%

2015      27,080      $7.861829 to $7.861829       $212,901         1.25% to 1.25%        2.15% to 2.15%        1.13% to 1.13%
2014      30,574      $7.774031 to $7.774031       $237,686         1.25% to 1.25%        2.92% to 2.92%      (7.62)% to (7.62)%
2013      52,513      $8.415534 to $8.415534       $441,922         1.25% to 1.25%        5.91% to 5.91%       21.21% to 21.21%
2012      55,410      $6.943189 to $6.943189       $384,725         1.25% to 1.25%        1.22% to 1.22%       12.78% to 12.78%
                                                          INVESCO V.I. CORE EQUITY FUND
2016   1,849,234      $1.594678 to $19.591200     $2,893,347        1.25% to 2.35%          --% to 0.74%        7.70% to 8.89%
2015   2,013,518      $1.464434 to $18.384588     $2,898,997        1.25% to 2.20%        1.10% to 1.16%      (7.82)% to (6.94)%
2014   2,223,171      $1.422959 to $1.573665      $3,423,689        1.25% to 2.00%        0.82% to 0.85%        6.01% to 6.80%
2013   2,556,005      $1.473423 to $18.708955     $3,973,014        1.25% to 2.35%        1.34% to 1.36%       26.25% to 27.65%
2012   3,109,881      $1.154307 to $14.818902     $3,773,246        1.25% to 2.35%          --% to 0.94%       11.24% to 12.47%
                                                          INVESCO V.I. HIGH YIELD FUND
2016     893,095      $1.697545 to $21.059270     $1,514,861        1.25% to 2.35%          --% to 4.04%        8.63% to 9.83%
2015   1,141,049      $1.359495 to $1.545604      $1,745,783        1.25% to 2.15%        5.25% to 5.25%      (5.23)% to (4.37)%
2014   1,200,700      $1.434463 to $1.616216      $1,932,037        1.25% to 2.15%        4.57% to 4.67%      (0.44)% to 0.46%
2013   1,258,810      $1.440762 to $1.608761      $2,015,042        1.25% to 2.15%        4.99% to 7.06%        4.73% to 5.68%
2012   1,401,078      $1.522315 to $19.734908     $2,739,545        1.25% to 2.35%          --% to 5.01%       14.45% to 15.72%
                                                INVESCO V.I. GOVERNMENT MONEY MARKET FUND+
2016   3,862,949      $9.148616 to $9.924459      $36,795,241       0.25% to 2.50%        0.03% to 0.10%      (2.44)% to (0.15)%
2015   2,803,183      $9.377318 to $9.939793      $27,013,994       0.25% to 2.50%        0.01% to 0.01%      (2.46)% to (0.24)%
2014   1,940,957      $9.613679 to $9.963556      $18,978,588       0.25% to 2.50%        0.01% to 0.01%      (2.46)% to (0.24)%
2013   1,216,050      $9.855772 to $9.987257      $12,062,873       0.25% to 2.50%          --% to --%        (1.44)% to (0.13)%
                                                       AB VPS GROWTH AND INCOME PORTFOLIO
2016     662,341      $1.882432 to $2.219994      $1,384,246        1.15% to 2.20%        0.79% to 0.83%        8.65% to 9.80%
2015     793,117      $1.732516 to $2.021853      $1,519,524        1.15% to 2.20%        1.19% to 1.19%      (0.78)% to 0.27%
2014     947,895      $1.746170 to $2.016477      $1,824,815        1.15% to 2.20%        1.07% to 1.12%        6.91% to 8.04%
2013   1,146,182      $1.633262 to $1.866400      $2,051,418        1.15% to 2.20%        1.14% to 1.52%       31.67% to 33.05%
2012   1,250,818      $1.240443 to $1.402732      $1,682,399        1.15% to 2.20%        1.25% to 1.36%       14.69% to 15.90%
                                                       AB VPS INTERMEDIATE BOND PORTFOLIO
2016     128,343     $12.321264 to $13.277229     $1,669,405        1.15% to 2.00%        2.84% to 2.84%        2.29% to 3.16%
2015     186,285     $12.045234 to $12.869933     $2,365,269        1.15% to 2.00%        2.93% to 3.23%      (2.16)% to (1.32)%
2014     221,357     $12.311035 to $13.042600     $2,852,813        1.15% to 2.00%        3.17% to 4.30%        4.12% to 5.00%
2013     181,142     $11.824421 to $12.421058     $2,220,381        1.15% to 2.00%        3.33% to 3.38%      (4.27)% to (3.45)%
2012     214,361     $12.351891 to $12.865299     $2,727,040        1.15% to 2.00%        4.23% to 4.24%        3.70% to 4.58%
                                                           AMERICAN FUNDS GROWTH FUND
2016      19,489     $17.955576 to $17.955576      $349,939         1.25% to 1.25%        0.82% to 0.82%        8.13% to 8.13%
2015      19,105     $16.605327 to $16.605327      $317,238         1.25% to 1.25%        0.64% to 0.64%        5.53% to 5.53%
2014      17,654     $15.735065 to $15.735065      $277,793         1.25% to 1.25%        0.71% to 0.71%        7.16% to 7.16%
2013      22,150     $14.683555 to $14.683555      $325,243         1.25% to 1.25%        0.97% to 0.97%       28.49% to 28.49%
2012      21,842     $11.428093 to $11.428093      $249,610         1.25% to 1.25%        0.68% to 0.68%       16.43% to 16.43%
                                                       CALVERT VP SRI BALANCED PORTFOLIO
2016     231,306      $4.529642 to $5.015968      $1,062,747        0.70% to 1.25%        1.46% to 1.85%        6.52% to 7.10%
2015     260,264      $4.252445 to $4.683262      $1,119,292        0.70% to 1.25%        0.10% to 0.11%      (3.41)% to (2.87)%
2014     322,787      $4.402432 to $4.821845      $1,436,577        0.70% to 1.25%        1.60% to 1.61%        8.24% to 8.84%
2013     356,092      $4.067299 to $4.430348      $1,460,961        0.70% to 1.25%        0.99% to 1.07%       16.54% to 17.18%
2012     409,843      $3.490099 to $3.780789      $1,440,472        0.70% to 1.25%        1.07% to 1.25%        9.14% to 9.74%
                                       COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
2016   1,849,805      $2.022910 to $23.071280     $3,561,326        1.25% to 2.50%          --% to --%          9.96% to 11.34%

2015   2,112,820      $1.816827 to $20.981418     $4,197,453        1.25% to 2.50%          --% to --%          1.26% to 2.54%
2014   2,379,230      $1.771897 to $20.720053     $4,032,082        1.25% to 2.50%          --% to --%        (6.99)% to (5.82)%
2013   2,974,871      $1.881439 to $22.391701     $5,334,295        1.25% to 2.40%        0.10% to 0.11%       37.14% to 38.73%
2012   3,830,833      $1.356207 to $16.327115     $4,971,786        1.25% to 2.40%          --% to --%          9.35% to 10.61%
                                                        WELLS FARGO VT OMEGA GROWTH FUND
2016   1,273,004      $1.831504 to $25.645779     $1,935,793        1.15% to 2.50%          --% to --%        (1.72)% to (0.39)%
2015   1,397,574      $1.838614 to $26.095332     $2,151,278        1.15% to 2.50%          --% to --%        (0.89)% to 0.46%
2014   1,851,547      $1.830205 to $26.329197     $2,867,378        1.15% to 2.50%          --% to --%          1.52% to 2.90%
2013   2,407,444      $1.778660 to $25.935506     $3,604,415        1.15% to 2.50%        0.40% to 0.40%       36.76% to 38.61%
2012   3,415,400     $14.029736 to $18.964235     $3,683,159        1.15% to 2.50%          --% to --%         17.78% to 19.01%
                                                      FIDELITY(R) VIP ASSET MANAGER PORTFOLIO
2016     377,102      $2.904323 to $3.216171      $1,120,298        0.70% to 1.25%        1.43% to 1.47%        1.79% to 2.35%
2015     449,943      $2.853137 to $3.142206      $1,307,096        0.70% to 1.25%        1.28% to 1.42%      (1.10)% to (0.56)%
2014     536,202      $2.884931 to $3.159792      $1,579,785        0.70% to 1.25%        1.24% to 1.51%        4.52% to 5.09%
2013     691,792      $2.760213 to $3.006613      $1,940,307        0.70% to 1.25%        1.54% to 1.55%       14.27% to 14.90%
2012     771,637      $2.415527 to $2.616734      $1,892,904        0.70% to 1.25%        1.37% to 1.56%       11.09% to 11.70%
                                                         FIDELITY(R) VIP GROWTH PORTFOLIO
2016   1,551,054      $3.587916 to $3.972745      $5,696,475        0.70% to 1.25%        0.02% to 0.03%      (0.45)% to 0.10%
2015   1,899,046      $3.604066 to $3.968792      $6,997,537        0.70% to 1.25%        0.27% to 0.27%        5.84% to 6.43%
2014   1,985,002      $3.405095 to $3.729119      $6,885,289        0.70% to 1.25%        0.17% to 0.19%        9.92% to 10.52%
2013   2,416,327      $3.097926 to $3.374125      $7,588,914        0.70% to 1.25%        0.28% to 0.37%       34.64% to 35.39%
2012   2,871,238      $2.300838 to $2.492242      $6,688,954        0.70% to 1.25%        0.56% to 0.77%       13.26% to 13.89%
                                                       FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2016   1,583,137      $5.768599 to $6.387460      $9,546,016        0.70% to 1.25%        0.75% to 0.86%        6.67% to 7.25%
2015   1,874,715      $5.408016 to $5.955450      $10,500,413       0.70% to 1.25%        1.02% to 1.06%      (0.58)% to (0.03)%
2014   2,085,068      $5.439543 to $5.957318      $11,698,130       0.70% to 1.25%        0.79% to 0.86%       10.55% to 11.16%
2013   2,502,763      $4.920305 to $5.359097      $12,618,132       0.70% to 1.25%        1.02% to 1.05%       29.66% to 30.37%
2012   2,775,070      $3.794878 to $4.110646      $10,739,464       0.70% to 1.25%        0.94% to 1.15%       14.97% to 15.60%
                                                        FIDELITY(R) VIP OVERSEAS PORTFOLIO
2016     475,972      $2.085535 to $2.309605      $1,052,524        0.70% to 1.25%        1.09% to 1.48%      (6.24)% to (5.72)%
2015     546,437      $2.224311 to $2.449811      $1,267,397        0.70% to 1.25%        1.36% to 1.37%        2.34% to 2.90%
2014     629,339      $2.173513 to $2.380726      $1,416,390        0.70% to 1.25%        0.47% to 1.10%      (9.22)% to (8.72)%
2013     836,276      $2.394238 to $2.608100      $2,051,973        0.70% to 1.25%        0.60% to 1.36%       28.82% to 29.53%
2012     951,366      $1.858632 to $2.013555      $1,802,846        0.70% to 1.25%        1.40% to 1.84%       19.24% to 19.90%
                                                      FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
2016      19,427     $21.931464 to $21.931464      $426,072         1.25% to 1.25%        1.13% to 1.13%        4.49% to 4.49%
2015      21,728     $20.988658 to $20.988658      $456,037         1.25% to 1.25%        1.58% to 1.58%      (1.70)% to (1.70)%
2014      22,533     $21.350658 to $21.350658      $481,088         1.25% to 1.25%        1.19% to 1.19%        3.30% to 3.30%
2013      24,246     $20.669392 to $20.669392      $501,158         1.25% to 1.25%        1.94% to 1.94%       14.20% to 14.20%
2012      16,983     $18.099513 to $18.099513      $307,380         1.25% to 1.25%        1.87% to 1.87%       11.67% to 11.67%
                                                      FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
2016       4,832     $24.654938 to $24.654938      $119,131         1.25% to 1.25%        1.32% to 1.32%        5.06% to 5.06%
2015       5,169     $23.468367 to $23.468367      $121,312         1.25% to 1.25%        1.78% to 1.78%      (1.77)% to (1.77)%
2014       3,396     $23.890078 to $23.890078       $81,142         1.25% to 1.25%        1.31% to 1.31%        3.44% to 3.44%
2013       4,096     $23.095101 to $23.095101       $94,599         1.25% to 1.25%        2.72% to 2.72%       19.90% to 19.90%
2012         759     $19.261850 to $19.261850       $14,623         1.25% to 1.25%        0.81% to 0.81%       13.75% to 13.75%
                                                 FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO

2016       9,635     $20.125426 to $20.125426      $193,913         1.25% to 1.25%        0.71% to 0.71%        4.27% to 4.27%
2015      24,340     $19.301406 to $19.301406      $469,796         1.25% to 1.25%        1.40% to 1.40%      (1.74)% to (1.74)%
2014      29,894     $19.643671 to $19.643671      $587,229         1.25% to 1.25%        1.43% to 1.43%        3.16% to 3.16%
2013      29,804     $19.042459 to $19.042459      $567,535         1.25% to 1.25%        1.79% to 1.79%       12.69% to 12.69%
2012      25,708     $16.898529 to $16.898529      $434,434         1.25% to 1.25%        1.60% to 1.60%       10.51% to 10.51%
                                                      FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
2016      29,384     $23.522789 to $23.522789      $691,196         1.25% to 1.25%        1.33% to 1.33%        4.67% to 4.67%
2015      27,129     $22.473081 to $22.473081      $609,665         1.25% to 1.25%        1.62% to 1.62%      (1.74)% to (1.74)%
2014      26,666     $22.871218 to $22.871218      $609,889         1.25% to 1.25%        2.52% to 2.52%        3.55% to 3.55%
2013       8,932     $22.086978 to $22.086978      $197,289         1.25% to 1.25%        1.57% to 1.57%       18.23% to 18.23%
2012       4,943     $18.681616 to $18.681616       $92,352         1.25% to 1.25%        1.58% to 1.58%       13.37% to 13.37%
                                                     FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO
2016         825     $14.295238 to $14.295238       $11,801         1.25% to 1.25%        1.27% to 1.27%        2.88% to 2.88%
2015         747     $13.894892 to $13.894892       $10,386         1.25% to 1.25%        1.77% to 1.77%      (1.80)% to (1.80)%
2014         565     $14.150294 to $14.150294       $8,001          1.25% to 1.25%        0.66% to 0.66%        2.25% to 2.25%
2013       1,784     $13.838653 to $13.838653       $24,694         1.25% to 1.25%        1.27% to 1.27%        3.90% to 3.90%
                                                  FIDELITY(R) VIP FUNDSMANAGER 20% PORTFOLIO
2016         707     $13.707900 to $13.707900       $9,691          1.25% to 1.25%        1.18% to 1.18%        1.39% to 1.39%
2015         707     $13.519602 to $13.519602       $9,563          1.25% to 1.25%        1.04% to 1.04%      (1.41)% to (1.41)%
2014         708     $13.712755 to $13.712755       $9,705          1.25% to 1.25%        1.13% to 1.13%        2.69% to 2.69%
2013         708     $13.353623 to $13.353623       $9,456          1.25% to 1.25%        0.69% to 0.69%        4.15% to 4.15%
2012       1,783     $12.821972 to $12.821972       $22,863         1.25% to 1.25%        1.24% to 1.24%        4.12% to 4.12%
                                                  FIDELITY(R) VIP FUNDSMANAGER 70% PORTFOLIO
2016         999     $21.879400 to $21.879400       $21,851         1.25% to 1.25%        0.95% to 0.95%        3.56% to 3.56%
2015       1,053     $21.127095 to $21.127095       $22,240         1.25% to 1.25%        0.86% to 0.86%      (0.96)% to (0.96)%
2014         932     $21.331569 to $21.331569       $19,892         1.25% to 1.25%        1.02% to 1.02%        3.80% to 3.80%
2013         922     $20.551088 to $20.551088       $18,955         1.25% to 1.25%        1.14% to 1.14%       20.03% to 20.03%
2012         249     $17.122147 to $17.122147       $4,256          1.25% to 1.25%        1.46% to 1.46%       11.58% to 11.58%
                                                  FIDELITY(R) VIP FUNDSMANAGER 85% PORTFOLIO
2016       1,349     $24.584420 to $24.584420       $33,153         1.25% to 1.25%        0.83% to 0.83%        4.17% to 4.17%
2015       1,277     $23.600876 to $23.600876       $30,148         1.25% to 1.25%        1.30% to 1.30%      (0.90)% to (0.90)%
2014       1,224     $23.815401 to $23.815401       $29,154         1.25% to 1.25%        2.64% to 2.64%        3.77% to 3.77%
2013          51     $22.950151 to $22.950151       $1,176          1.25% to 1.25%        0.86% to 0.86%       25.96% to 25.96%
2012          41     $18.220310 to $18.220310        $744           1.25% to 1.25%        0.32% to 0.32%       12.59% to 12.59%
                                                            FRANKLIN INCOME VIP FUND
2016      58,083     $16.189694 to $16.189694      $940,341         1.25% to 1.25%        4.76% to 4.76%       12.61% to 12.61%
2015      97,210     $14.376681 to $14.376681     $1,397,552        1.25% to 1.25%        4.73% to 4.73%      (8.21)% to (8.21)%
2014     116,824     $15.662413 to $15.662413     $1,829,750        1.25% to 1.25%        4.94% to 4.94%        3.32% to 3.32%
2013     138,404     $15.159681 to $15.159681     $2,098,156        1.25% to 1.25%        6.69% to 6.69%       12.53% to 12.53%
2012     147,318     $13.472150 to $13.472150     $1,984,696        1.25% to 1.25%        6.38% to 6.38%       11.25% to 11.25%
                                                           HARTFORD BALANCED HLS FUND
2016 152,573,794     $16.607428 to $19.898825    $744,204,599       0.15% to 2.55%        2.77% to 2.87%        3.37% to 5.88%
2015 175,724,816     $15.685488 to $19.250700    $817,302,339       0.15% to 2.55%        1.89% to 1.92%      (2.34)% to 0.03%
2014 205,114,766     $15.681152 to $19.712918    $956,301,262       0.15% to 2.55%        1.81% to 1.83%        7.03% to 9.63%
2013 247,249,245     $14.304249 to $18.418724   $1,047,240,329      0.15% to 2.55%        1.61% to 1.62%       18.14% to 21.01%
2012 300,957,251     $11.820994 to $15.590722   $1,048,363,693      0.15% to 2.55%        2.90% to 3.01%        9.20% to 11.85%
                                                    HARTFORD TOTAL RETURN BOND HLS FUND

2016  94,174,073     $11.063055 to $12.651988    $277,832,323       0.15% to 2.55%        2.28% to 2.60%        1.59% to 4.34%
2015 108,736,467     $10.603134 to $12.453762    $308,268,283       0.15% to 2.55%        2.93% to 2.98%      (3.31)% to (0.74)%
2014 128,772,154     $10.681775 to $12.879894    $370,280,264       0.15% to 2.55%        2.97% to 3.27%        3.02% to 5.73%
2013 156,862,258     $10.103003 to $12.502215    $422,212,220       0.15% to 2.55%        3.68% to 3.88%      (4.13)% to (1.51)%
2012 207,845,620     $10.258086 to $13.041067    $565,319,207       0.15% to 2.55%        3.89% to 4.09%        4.57% to 7.38%
                                                     HARTFORD CAPITAL APPRECIATION HLS FUND
2016 125,591,540     $24.096494 to $49.275632   $1,148,366,207      0.15% to 2.55%        1.10% to 1.17%        2.86% to 5.36%
2015 146,912,438     $23.425414 to $46.767179   $1,273,264,469      0.15% to 2.55%        0.88% to 0.89%      (1.53)% to 0.87%
2014 171,294,753     $23.788675 to $46.365865   $1,467,086,807      0.15% to 2.55%        0.69% to 0.87%        4.60% to 7.15%
2013 206,357,011     $22.741479 to $43.273468   $1,628,087,321      0.15% to 2.55%        0.19% to 0.91%       35.58% to 38.87%
2012 260,386,444     $16.773521 to $31.161179   $1,449,743,721      0.15% to 2.55%        1.45% to 2.03%       15.36% to 18.16%
                                                      HARTFORD DIVIDEND AND GROWTH HLS FUND
2016 125,443,126      $8.713644 to $23.176621    $561,230,896       0.25% to 2.55%        2.07% to 2.18%       11.99% to 14.60%
2015 144,583,898      $7.603607 to $20.694545    $570,124,408       0.25% to 2.55%        1.84% to 1.92%      (3.65)% to (1.40)%
2014 170,572,101      $7.711883 to $21.477674    $683,220,501       0.25% to 2.55%        1.88% to 1.92%       10.12% to 12.68%
2013 205,934,346      $6.844185 to $19.504567    $733,690,562       0.25% to 2.55%        0.38% to 2.24%       28.60% to 31.59%
2012 258,584,997      $5.200999 to $15.166408    $698,468,502       0.25% to 2.55%        1.82% to 2.09%       10.73% to 13.31%
                                                          HARTFORD HEALTHCARE HLS FUND
2016   6,631,660      $6.126384 to $30.282716     $33,720,189       0.25% to 2.55%        3.32% to 3.55%     (10.94)% to (8.62)%
2015   7,525,871      $6.704291 to $34.002148     $42,347,973       0.25% to 2.55%          --% to --%         10.13% to 12.93%
2014   8,717,914      $5.936772 to $30.873490     $43,932,151       0.25% to 2.55%        0.04% to 0.26%       23.80% to 27.08%
2013  10,269,066      $4.671807 to $24.937357     $41,176,682       0.25% to 2.55%          --% to 0.53%       47.69% to 51.46%
2012  12,923,594      $3.084440 to $16.919866     $34,485,122       0.25% to 2.50%        0.12% to 0.39%       17.35% to 20.32%
                                                         HARTFORD GLOBAL GROWTH HLS FUND
2016  28,796,664      $3.511345 to $22.234462     $71,696,622       0.25% to 2.55%        0.40% to 0.68%      (0.85)% to 1.70%
2015  34,899,664      $3.452731 to $22.424533     $86,345,470       0.25% to 2.55%        0.35% to 0.47%        5.05% to 7.77%
2014  39,694,766      $3.203830 to $21.346842     $91,414,841       0.25% to 2.55%        0.34% to 0.46%        3.90% to 6.52%
2013  39,039,397      $3.007662 to $20.545960     $83,486,826       0.25% to 2.55%          --% to 0.77%       32.48% to 35.95%
2012  51,657,517      $2.212255 to $15.540082     $79,561,876       0.25% to 2.50%        0.25% to 0.56%       20.06% to 23.10%
                                                      HARTFORD DISCIPLINED EQUITY HLS FUND
2016  30,909,174      $3.130383 to $25.418843     $76,530,870       0.25% to 2.50%        0.63% to 0.92%        2.89% to 5.50%
2015  35,503,096      $2.967304 to $24.706032     $83,817,386       0.25% to 2.50%        0.48% to 0.81%        3.96% to 6.57%
2014  41,670,115      $2.784441 to $23.764555     $92,593,303       0.25% to 2.50%        0.50% to 0.73%       13.01% to 15.89%
2013  51,126,833      $2.402636 to $21.029577     $97,256,674       0.25% to 2.50%        0.75% to 1.72%       32.13% to 35.48%
2012  66,748,638      $1.773440 to $16.047298     $92,089,204       0.25% to 2.55%        1.30% to 1.57%       14.66% to 17.33%
                                                     HARTFORD GROWTH OPPORTUNITIES HLS FUND
2016  33,692,672      $3.506008 to $25.555087    $105,755,024       0.25% to 2.55%        0.15% to 0.43%      (3.27)% to (0.74)%
2015  40,407,856      $3.532119 to $26.419523    $128,857,837       0.25% to 2.55%          --% to 0.13%        8.66% to 11.46%
2014  44,635,102      $3.169054 to $24.313439    $127,506,902       0.25% to 2.55%        0.02% to 0.17%       10.96% to 13.86%
2013  33,504,355      $2.783319 to $22.189472     $84,274,998       0.25% to 2.55%          --% to 0.01%       32.33% to 35.40%
2012  42,585,420      $2.055557 to $16.768515     $79,127,667       0.25% to 2.55%          --% to --%         23.67% to 26.54%
                                                          HARTFORD HIGH YIELD HLS FUND
2016  24,291,673      $2.891120 to $20.717970     $60,059,014       0.25% to 2.55%        6.01% to 6.24%       11.12% to 13.97%
2015  27,624,803      $2.536849 to $18.644118     $60,315,993       0.25% to 2.55%        6.38% to 6.65%      (6.97)% to (4.54)%
2014  34,094,848      $2.303596 to $20.040308     $78,188,552       0.80% to 2.55%        7.38% to 7.55%      (0.26)% to 1.76%
2013  42,335,317      $2.597293 to $20.093255     $95,403,790       0.25% to 2.55%        0.79% to 7.74%        3.50% to 6.16%
2012  57,473,872      $2.446482 to $19.414004    $121,751,909       0.25% to 2.55%        8.58% to 8.85%       11.16% to 14.03%

                                                HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
2016  70,102,308      $4.262334 to $16.269214    $164,962,981       0.15% to 2.55%        1.32% to 1.67%      (1.60)% to 1.11%
2015  81,175,591      $4.215734 to $16.533795    $190,332,104       0.15% to 2.55%        1.22% to 1.41%      (0.91)% to 1.72%
2014  93,429,334      $4.144313 to $16.685282    $216,937,211       0.15% to 2.55%        1.96% to 2.20%      (6.56)% to (4.02)%
2013 111,338,122      $4.317809 to $17.855902    $269,383,602       0.15% to 2.55%        1.83% to 2.13%       18.23% to 21.37%
2012 139,938,612      $3.557593 to $15.103260    $276,679,761       0.15% to 2.55%        1.60% to 1.87%       16.88% to 20.02%
                                                     HARTFORD SMALL/MID CAP EQUITY HLS FUND
2016   1,223,462     $18.534168 to $28.231984     $21,793,212       0.80% to 2.55%        1.07% to 1.44%       13.41% to 15.56%
2015   1,076,921     $16.038953 to $24.894745     $16,486,385       0.80% to 2.55%        0.98% to 1.24%      (7.36)% to (5.49)%
2014   1,262,000     $16.971289 to $26.873052     $20,892,009       0.80% to 2.55%        1.28% to 1.59%        2.36% to 4.39%
2013   1,639,134     $16.258339 to $26.253881     $25,838,575       0.80% to 2.55%          --% to 1.36%       33.63% to 36.42%
2012   1,824,121     $11.918226 to $19.686458     $21,107,459       0.80% to 2.50%        0.28% to 0.62%       12.73% to 14.95%
                                                            HARTFORD MIDCAP HLS FUND
2016  17,909,853     $10.283273 to $26.879188    $145,530,711       0.25% to 2.35%        0.03% to 0.19%        9.10% to 11.70%
2015  20,369,154      $9.206314 to $24.638323    $149,594,588       0.25% to 2.35%        0.07% to 0.08%      (1.02)% to 1.34%
2014  23,194,199      $9.084240 to $24.891435    $169,943,855       0.25% to 2.35%          --% to 0.10%        8.51% to 11.09%
2013  26,974,047      $8.177076 to $22.938841    $179,429,154       0.25% to 2.35%        0.01% to 0.13%       36.22% to 39.47%
2012  32,175,969      $5.863032 to $16.839398    $154,714,644       0.25% to 2.35%        0.57% to 0.84%       16.37% to 19.14%
                                                         HARTFORD MIDCAP VALUE HLS FUND
2016  31,874,837      $3.681587 to $29.950878     $97,448,120       0.25% to 2.55%        0.52% to 0.54%        9.98% to 12.54%
2015  36,085,126      $3.271411 to $27.233257     $98,806,734       0.25% to 2.55%        0.58% to 0.59%      (3.70)% to (1.46)%
2014  41,353,283      $3.319820 to $28.279521    $116,895,360       0.25% to 2.55%        0.68% to 0.68%        5.49% to 7.95%
2013  48,702,978      $3.075452 to $26.807485    $128,470,601       0.25% to 2.55%        0.98% to 1.24%       31.32% to 34.37%
2012  58,797,850      $2.288749 to $20.413988    $116,362,266       0.25% to 2.55%        0.90% to 1.18%       21.81% to 24.64%
                                                        HARTFORD ULTRASHORT BOND HLS FUND
2016  42,071,071      $4.020501 to $8.241362      $63,819,139       0.15% to 2.55%        0.46% to 0.48%      (1.58)% to 0.82%
2015  48,459,653      $3.987933 to $8.373392      $73,743,189       0.15% to 2.55%        0.32% to 0.32%      (2.39)% to (0.02)%
2014  57,715,886      $3.988756 to $8.578740      $88,126,047       0.15% to 2.55%          --% to --%        (2.42)% to (0.05)%
2013  79,151,064      $3.990668 to $8.791539     $121,294,430       0.15% to 2.55%          --% to --%        (2.52)% to (0.15)%
2012 102,291,951      $3.996574 to $9.018619     $156,530,238       0.15% to 2.55%          --% to --%        (2.52)% to (0.15)%
                                                         HARTFORD SMALL COMPANY HLS FUND
2016  21,614,520      $4.908794 to $21.702692     $70,139,613       0.25% to 2.55%          --% to --%        (0.76)% to 1.79%
2015  24,879,058      $4.822478 to $21.868502     $80,140,972       0.25% to 2.55%          --% to --%       (10.76)% to (8.44)%
2014  28,308,641      $5.267087 to $24.504167    $100,026,821       0.25% to 2.55%          --% to --%          4.16% to 6.80%
2013  34,169,068      $4.931545 to $23.525408    $112,459,420       0.25% to 2.55%          --% to 0.06%       40.35% to 44.02%
2012  43,186,433      $3.424249 to $16.762227     $98,044,142       0.25% to 2.55%          --% to --%         12.45% to 15.35%
                                                         HARTFORD SMALLCAP GROWTH HLS FUND
2016  18,091,491      $3.377755 to $32.080435     $56,062,539       0.25% to 2.55%          --% to 0.14%        9.25% to 12.09%
2015  20,793,936      $3.013356 to $29.363183     $57,663,417       0.25% to 2.55%          --% to 0.08%      (3.29)% to (0.79)%
2014  25,000,819      $3.037502 to $30.362382     $70,005,871       0.25% to 2.55%          --% to 0.07%        2.92% to 5.57%
2013  31,837,457      $2.877227 to $29.882823     $84,357,776       0.25% to 2.55%        0.37% to 0.40%       41.23% to 44.51%
2012  40,289,087      $1.991050 to $21.159468     $73,697,224       0.25% to 2.55%          --% to --%         14.44% to 17.10%
                                                             HARTFORD STOCK HLS FUND
2016  77,461,027     $24.651370 to $32.444608    $464,902,377       0.15% to 2.55%        1.56% to 1.86%        4.44% to 7.25%
2015  88,919,467     $23.602862 to $30.250241    $494,987,083       0.15% to 2.55%        1.51% to 1.85%      (0.10)% to 2.59%
2014 103,072,077     $23.697685 to $29.486700    $555,423,299       0.15% to 2.50%        1.61% to 1.83%        8.29% to 11.14%
2013 124,166,831     $21.882569 to $26.531164    $596,911,162       0.15% to 2.50%        1.87% to 1.92%       28.67% to 32.05%

2012 156,557,773     $17.147153 to $20.092090   $548,666,998      0.15% to 2.55%         2.05% to 2.10%        11.51% to 14.21%
                                            HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
2016  71,043,759      $9.746053 to $11.950244     $86,871,234       0.15% to 2.55%        1.63% to 1.97%      (1.28)% to 1.39%
2015  82,396,563      $9.872641 to $11.786478    $100,552,894       0.15% to 2.55%        1.60% to 1.81%      (1.20)% to 1.41%
2014  94,801,346      $9.992560 to $11.622614    $115,577,320       0.15% to 2.55%        1.61% to 1.96%        0.01% to 2.66%
2013 112,401,348      $9.991997 to $11.321412    $135,461,174       0.15% to 2.55%        2.05% to 2.39%      (4.44)% to (1.83)%
2012 147,597,598     $10.456247 to $11.532398    $183,118,500       0.15% to 2.55%        2.57% to 2.97%        0.83% to 3.54%
                                                             HARTFORD VALUE HLS FUND
2016  34,776,588      $2.679183 to $22.259303     $76,956,772       0.25% to 2.55%        1.78% to 1.83%       10.83% to 13.41%
2015  40,050,259      $2.362391 to $20.083965     $78,975,637       0.25% to 2.55%        1.59% to 1.59%      (5.52)% to (3.32)%
2014  46,607,452      $2.443602 to $21.257953     $96,239,553       0.25% to 2.55%        1.53% to 1.56%        8.56% to 11.09%
2013  57,518,803      $2.199698 to $19.581385    $108,099,539       0.25% to 2.55%        0.37% to 1.71%       28.62% to 31.61%
2012  71,600,681      $1.671361 to $15.224093    $103,633,036       0.25% to 2.55%        2.40% to 3.10%       14.04% to 16.69%
                                                       CATALYST DIVIDEND CAPTURE VA FUND+
2016   2,556,962      $2.275568 to $21.655144     $5,966,859        1.15% to 2.40%          --% to 4.55%        4.43% to 5.75%
2015   3,101,282      $2.151928 to $20.736132     $7,046,108        1.15% to 2.40%        4.13% to 4.31%      (5.36)% to (4.17)%
2014   4,050,318      $2.245462 to $21.909730     $9,630,515        1.15% to 2.40%        3.39% to 4.32%        7.55% to 8.90%
2013   3,112,050      $2.061925 to $20.371930     $7,009,918        1.15% to 2.40%        2.61% to 3.10%       17.12% to 18.59%
2012   4,240,330      $1.738670 to $17.394035     $7,956,101        1.15% to 2.40%        3.49% to 3.92%        8.82% to 10.19%
                                                        CATALYST INSIDER BUYING VA FUND+
2016   1,445,909      $2.204971 to $24.402082     $3,004,228        1.15% to 2.40%          --% to 0.62%        8.37% to 9.73%
2015   1,748,465      $2.009360 to $22.517014     $3,369,024        1.15% to 2.40%        0.55% to 0.58%      (9.37)% to (8.23)%
2014   2,430,387      $2.189533 to $24.844951     $5,107,641        1.15% to 2.40%        0.12% to 0.31%      (4.39)% to (3.18)%
2013     696,720      $2.261524 to $25.984712     $1,556,758        1.15% to 2.40%        0.28% to 0.34%       28.80% to 30.41%
2012     939,319      $1.734112 to $20.175038     $1,592,365        1.15% to 2.40%          --% to --%         19.72% to 21.23%
                                                    BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
2016       5,565      $1.501232 to $17.312595       $27,521         1.25% to 2.20%        1.91% to 2.06%        1.34% to 2.30%
2015       5,759      $1.467442 to $17.084505       $30,341         1.25% to 2.20%        0.92% to 0.98%      (1.48)% to (0.54)%
2014       5,948      $1.475365 to $17.340787       $33,938         1.25% to 2.20%        1.02% to 1.17%      (6.24)% to (5.34)%
2013       6,596      $1.558655 to $18.494662       $48,023         1.25% to 2.20%        0.37% to 0.50%       26.95% to 28.16%
2012      34,243      $1.216142 to $14.568218       $59,363         1.25% to 2.20%        1.06% to 1.12%       12.12% to 13.19%
                                                      BLACKROCK LARGE CAP GROWTH V.I. FUND
2016       3,626      $1.683737 to $1.897462        $6,105          1.25% to 1.80%          --% to 0.70%        5.96% to 6.54%
2015      30,329      $1.580319 to $1.790742        $53,548         1.25% to 1.80%        0.60% to 0.61%        0.90% to 1.45%
2014      30,363      $1.557693 to $1.774843        $53,094         1.25% to 1.80%        0.56% to 0.57%       12.13% to 12.75%
2013      30,433      $1.381592 to $1.582869        $47,421         1.25% to 1.80%        0.31% to 0.71%       31.53% to 32.26%
2012      72,228      $1.044631 to $1.203418        $86,310         1.25% to 1.80%        1.09% to 1.42%       13.17% to 13.79%
                                                         UIF U.S. REAL ESTATE PORTFOLIO
2016      26,079     $16.632382 to $16.632382      $433,755         1.25% to 1.25%        0.91% to 0.91%        5.23% to 5.23%
2015      29,634     $15.806095 to $15.806095      $468,400         1.25% to 1.25%        1.18% to 1.18%        0.66% to 0.66%
2014      30,630     $15.703049 to $15.703049      $480,977         1.25% to 1.25%        1.24% to 1.24%       27.82% to 27.82%
2013      36,957     $12.285318 to $12.285318      $454,029         1.25% to 1.25%        0.84% to 0.84%        0.49% to 0.49%
2012      45,181     $12.225565 to $12.225565      $552,360         1.25% to 1.25%        0.62% to 0.62%       14.19% to 14.19%
                                                       INVESCO V.I. EQUITY AND INCOME FUND
2016      15,775     $17.890107 to $17.890107      $282,212         1.25% to 1.25%        1.64% to 1.64%       13.41% to 13.41%
2015      16,646     $15.774315 to $15.774315      $262,579         1.25% to 1.25%        2.27% to 2.27%      (3.80)% to (3.80)%
2014      30,205     $16.396635 to $16.396635      $495,265         1.25% to 1.25%        1.52% to 1.52%        7.42% to 7.42%

2013      33,549     $15.264633 to $15.264633      $512,119         1.25% to 1.25%        1.44% to 1.44%       23.34% to 23.34%
2012      33,170     $12.376498 to $12.376498      $410,529         1.25% to 1.25%        1.77% to 1.77%       10.99% to 10.99%
                                                          UIF MID CAP GROWTH PORTFOLIO
2016      13,104     $14.390065 to $14.390065      $188,564         1.25% to 1.25%          --% to --%        (9.97)% to (9.97)%
2015      21,141     $15.983940 to $15.983940      $337,914         1.25% to 1.25%          --% to --%        (7.16)% to (7.16)%
2014      29,114     $17.216246 to $17.216246      $501,232         1.25% to 1.25%          --% to --%          0.58% to 0.58%
2013      32,539     $17.117780 to $17.117780      $556,993         1.25% to 1.25%        0.22% to 0.22%       35.78% to 35.78%
2012      36,633     $12.607167 to $12.607167      $461,837         1.25% to 1.25%          --% to --%          7.14% to 7.14%
                                       COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITIES FUND+
2016      --          $1.830866 to $13.699393         $--            1.25% to 2.50%        0.78% to 0.79%    (15.30)% to (14.78)%
2015   2,995,365      $2.148426 to $16.174372     $6,103,877        1.25% to 2.50%        0.28% to 0.30%      (2.50)% to (1.27)%
2014   3,547,829      $2.176152 to $16.589279     $7,332,656        1.25% to 2.50%        0.03% to 0.03%      (7.44)% to (6.27)%
2013   4,233,320      $2.321793 to $18.013642     $9,338,322        1.25% to 2.40%        0.41% to 0.43%       17.54% to 18.90%
2012   5,441,670      $1.952720 to $15.325265     $10,122,780       1.25% to 2.40%        0.94% to 1.08%       14.83% to 16.16%
                                          COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND III+
2016      --          $2.649977 to $20.657899         $--            1.25% to 2.50%         --% to --%        (9.09)% to (8.54)%
2015   6,797,828      $2.897275 to $22.724427     $19,249,172       1.25% to 2.50%        0.16% to 0.16%        0.04% to 1.30%
2014   7,784,735      $2.860083 to $22.715030     $21,756,908       1.25% to 2.50%        0.50% to 0.50%        9.68% to 11.06%
2013   9,168,284      $1.597460 to $2.575325      $23,030,718       1.25% to 2.25%        0.43% to 0.44%       35.03% to 36.39%
2012  11,245,188      $1.888275 to $15.470623     $20,911,159       1.25% to 2.35%          --% to 0.36%        9.44% to 10.65%
                                              COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2016   1,242,410      $1.758765 to $18.667141     $2,135,137        1.25% to 2.35%          --% to 2.24%        2.91% to 4.05%
2015   1,383,041      $1.486726 to $1.690305      $2,280,515        1.25% to 2.15%        2.04% to 2.09%      (1.08)% to (0.19)%
2014   1,673,350      $1.503008 to $1.693505      $2,771,226        1.25% to 2.15%        1.49% to 2.45%        7.71% to 8.68%
2013   1,909,000      $1.395476 to $1.558248      $2,912,490        1.25% to 2.15%        2.38% to 2.43%       15.66% to 16.70%
2012   2,354,861      $1.206558 to $1.335237      $3,080,384        1.25% to 2.15%        2.15% to 2.28%       10.63% to 11.63%
                                              VARIABLE PORTFOLIO - LOOMIS SAYLES GROWTH FUND II+
2016      --          $2.674336 to $20.836506         $--            1.25% to 2.50%       0.27% to 0.27%      (3.87)% to (3.28)%
2015   4,348,863      $2.764897 to $21.674345     $11,645,362       1.25% to 2.50%        0.11% to 0.11%      (0.35)% to 0.90%
2014   5,232,054      $2.740165 to $21.750726     $13,856,929       1.25% to 2.50%        0.21% to 0.22%        6.72% to 8.06%
2013   6,600,912      $2.535712 to $20.484947     $16,062,389       1.25% to 2.40%        0.23% to 0.24%       32.43% to 33.96%
2012   8,187,617      $1.892900 to $15.468473     $15,069,644       1.25% to 2.40%        0.68% to 0.81%        9.58% to 10.84%
                                           COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II+
2016      --          $1.502159 to $17.755803         $--            1.25% to 2.50%         --% to --%       (11.57)% to (11.02)%
2015   1,751,737      $1.688280 to $20.078399     $2,889,550        1.25% to 2.50%          --% to --%        (0.97)% to 0.28%
2014   2,019,373      $1.683564 to $20.274238     $3,323,443        1.25% to 2.50%          --% to --%          6.37% to 7.71%
2013   2,315,752      $1.563100 to $2.018970      $3,561,622        1.25% to 2.25%        0.43% to 0.44%       39.27% to 40.67%
2012   2,966,094      $1.111214 to $1.449693      $3,281,901        1.25% to 2.25%          --% to --%          8.91% to 10.00%
                                           COLUMBIA VARIABLE PORTFOLIO - DIVIDEND OPPORTUNITY FUND
2016     521,624     $13.340948 to $14.320460     $7,298,653        1.25% to 2.50%          --% to --%         10.86% to 12.26%
2015     515,538     $12.033741 to $12.756826     $6,476,207        1.25% to 2.50%          --% to --%        (5.06)% to (3.86)%
2014     599,157     $12.674661 to $13.269215     $7,856,821        1.25% to 2.50%          --% to --%          7.36% to 8.71%
2013     776,615     $11.837228 to $12.206023     $9,382,552        1.25% to 2.40%          --% to --%         23.81% to 25.24%
2012     922,445      $9.560641 to $9.745925      $8,936,226        1.25% to 2.40%          --% to --%         11.40% to 12.69%
                                           COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND
2016     384,474     $10.759574 to $11.237681     $4,263,388        1.25% to 2.40%       10.92% to 10.93%       8.30% to 9.55%
2015     444,440      $9.934939 to $10.257794     $4,513,465        1.25% to 2.40%        9.40% to 9.43%      (3.34)% to (2.23)%

2014     525,710     $10.278689 to $10.491337     $5,480,357        1.25% to 2.40%          --% to --%          1.55% to 2.73%
2013     630,751     $10.121603 to $10.212888     $6,422,465        1.25% to 2.40%        6.08% to 6.50%        1.22% to 2.13%
                                             COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH FUND
2016     381,134     $12.908423 to $13.533186     $5,077,505        1.25% to 2.50%          --% to --%        (0.23)% to 1.02%
2015     479,927     $12.938596 to $13.396280     $6,346,056        1.25% to 2.50%          --% to --%          3.01% to 4.30%
2014     514,802     $12.560806 to $12.843546     $6,563,943        1.25% to 2.50%          --% to --%          4.76% to 6.08%
2013     655,018     $11.999138 to $12.107309     $7,903,833        1.25% to 2.40%          --% to --%         19.99% to 21.07%
                                                           OPPENHEIMER GLOBAL FUND/VA
2016      38,060     $14.472034 to $14.472034      $550,805         1.25% to 1.25%        0.75% to 0.75%      (1.39)% to (1.39)%
2015      46,947     $14.676617 to $14.676617      $689,022         1.25% to 1.25%        1.05% to 1.05%        2.38% to 2.38%
2014      59,824     $14.334809 to $14.334809      $857,566         1.25% to 1.25%        0.84% to 0.84%        0.79% to 0.79%
2013      64,174     $14.222748 to $14.222748      $912,736         1.25% to 1.25%        1.12% to 1.12%       25.41% to 25.41%
2012      57,702     $11.340551 to $11.340551      $654,378         1.25% to 1.25%        2.02% to 2.02%       19.45% to 19.45%
                                                         PUTNAM VT SMALL CAP VALUE FUND
2016      12,784     $16.148696 to $16.148696      $206,439         1.25% to 1.25%        1.40% to 1.40%       25.91% to 25.91%
2015      20,828     $12.825188 to $12.825188      $267,119         1.25% to 1.25%        0.89% to 0.89%      (5.43)% to (5.43)%
2014      24,811     $13.561392 to $13.561392      $336,469         1.25% to 1.25%        0.49% to 0.49%        2.15% to 2.15%
2013      34,092     $13.276071 to $13.276071      $452,607         1.25% to 1.25%        0.77% to 0.77%       37.87% to 37.87%
2012      25,529      $9.629143 to $9.629143       $245,827         1.25% to 1.25%        0.53% to 0.53%       16.03% to 16.03%
                                                        PIMCO VIT REAL RETURN PORTFOLIO
2016      40,526     $13.873671 to $13.873671      $562,223         1.25% to 1.25%        2.10% to 2.10%        3.90% to 3.90%
2015      58,126     $13.353479 to $13.353479      $776,175         1.25% to 1.25%        3.98% to 3.98%      (3.91)% to (3.91)%
2014      70,528     $13.897485 to $13.897485      $980,153         1.25% to 1.25%        1.43% to 1.43%        1.82% to 1.82%
2013      87,365     $13.649217 to $13.649217     $1,192,462        1.25% to 1.25%        1.39% to 1.39%     (10.35)% to (10.35)%
2012     131,658     $15.224338 to $15.224338     $2,004,403        1.25% to 1.25%        1.09% to 1.09%        7.41% to 7.41%
                                                           PIONEER FUND VCT PORTFOLIO
2016   5,198,298      $1.543383 to $1.756682      $8,767,790        1.15% to 2.30%        0.97% to 1.05%        7.12% to 8.36%
2015   6,146,814      $1.440746 to $1.621117      $9,596,668        1.15% to 2.30%        0.80% to 0.82%      (2.64)% to (1.51)%
2014   7,631,990      $1.479781 to $1.646007      $12,149,472       1.15% to 2.30%        0.77% to 0.92%        8.26% to 9.51%
2013   9,834,682      $1.366869 to $1.503025      $14,356,258       1.15% to 2.30%        1.01% to 1.03%       29.96% to 31.46%
2012  13,226,017      $1.051745 to $1.143296      $14,731,659       1.15% to 2.30%        1.25% to 1.27%        7.45% to 8.69%
                                                       PIONEER MID CAP VALUE VCT PORTFOLIO
2016       9,821     $16.828482 to $16.828482      $165,275         1.25% to 1.25%        0.48% to 0.48%       14.79% to 14.79%
2015      13,072     $14.660195 to $14.660195      $191,641         1.25% to 1.25%        0.55% to 0.55%      (7.52)% to (7.52)%
2014      16,930     $15.851783 to $15.851783      $268,377         1.25% to 1.25%        0.66% to 0.66%       13.37% to 13.37%
2013      16,317     $13.981972 to $13.981972      $228,143         1.25% to 1.25%        0.77% to 0.77%       31.10% to 31.10%
2012      15,639     $10.664780 to $10.664780      $166,792         1.25% to 1.25%        0.87% to 0.87%        9.45% to 9.45%
                                                           JENNISON 20/20 FOCUS FUND
2016      45,377      $2.072717 to $2.216224        $95,559         1.25% to 1.80%          --% to --%        (0.58)% to (0.03)%
2015      45,395      $2.084739 to $2.216834        $95,974         1.25% to 1.80%          --% to --%          3.97% to 4.55%
2014      50,306      $2.005053 to $2.120395       $101,813         1.25% to 1.80%          --% to --%          4.80% to 5.38%
2013      71,904      $1.913229 to $2.012183       $140,340         1.25% to 1.80%          --% to --%         27.05% to 27.75%
2012     149,419      $1.505915 to $1.575130       $231,650         1.25% to 1.80%          --% to --%          8.64% to 9.24%
                                                                 JENNISON FUND
2016     478,893      $1.239017 to $1.619988       $594,573         1.25% to 1.80%          --% to --%        (3.05)% to (2.52)%
2015     488,946      $1.271003 to $1.670986       $624,304         1.25% to 1.80%          --% to --%          9.05% to 9.65%
2014     538,670      $1.159140 to $1.532315       $629,661         1.25% to 1.80%          --% to --%          7.63% to 8.22%

2013     544,553      $1.071091 to $1.423730       $590,046         1.25% to 1.80%          --% to --%         34.67% to 35.41%
2012   1,375,040      $0.791008 to $1.057224      $1,084,910        1.25% to 1.80%          --% to --%         13.66% to 14.29%
                                                           PRUDENTIAL VALUE PORTFOLIO
2016     154,524      $1.868257 to $21.898093      $401,746         1.25% to 2.20%          --% to --%          8.54% to 9.58%
2015     162,652      $1.704980 to $20.175000      $390,205         1.25% to 2.20%          --% to --%       (10.54)% to (9.68)%
2014     163,418      $1.887733 to $22.550970      $444,210         1.25% to 2.20%          --% to --%          7.27% to 8.30%
2013     256,894      $1.602147 to $1.743090       $426,734         1.25% to 1.95%          --% to --%         29.97% to 30.88%
2012     346,583      $1.232676 to $1.331782       $442,775         1.25% to 1.95%        0.55% to 0.55%       11.93% to 12.72%
                                                  PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
2016      41,011      $0.997680 to $1.074306        $43,257         1.45% to 1.95%          --% to --%        (6.01)% to (5.54)%
2015      41,194      $1.061506 to $1.137329        $46,043         1.45% to 1.95%          --% to --%          1.10% to 1.60%
2014      53,664      $1.049997 to $1.150396        $59,477         1.25% to 1.95%          --% to --%        (7.93)% to (7.29)%
2013      63,185      $1.140465 to $1.240799        $75,825         1.25% to 1.95%          --% to --%         16.22% to 17.04%
2012      82,656      $0.981260 to $1.060146        $85,000         1.25% to 1.95%          --% to --%         19.51% to 20.35%
                                                           ROYCE SMALL-CAP PORTFOLIO
2016      27,582     $17.130030 to $17.130030      $472,481         1.25% to 1.25%        1.60% to 1.60%       19.46% to 19.46%
2015      37,555     $14.339485 to $14.339485      $538,526         1.25% to 1.25%        0.73% to 0.73%     (12.90)% to (12.90)%
2014      42,167     $16.462914 to $16.462914      $694,187         1.25% to 1.25%        0.09% to 0.09%        1.96% to 1.96%
2013      68,682     $16.146969 to $16.146969     $1,109,006        1.25% to 1.25%        1.05% to 1.05%       33.08% to 33.08%
2012      79,261     $12.133238 to $12.133238      $961,691         1.25% to 1.25%        0.10% to 0.10%       11.10% to 11.10%
                                                    LEGG MASON CLEARBRIDGE APPRECIATION FUND
2016       9,561     $27.346154 to $27.346154      $261,452         1.00% to 1.00%        1.06% to 1.06%        7.98% to 7.98%
2015       9,562     $25.324321 to $25.324321      $242,146         1.00% to 1.00%        0.98% to 0.98%        0.42% to 0.42%
2014       9,563     $25.217570 to $25.217570      $241,151         1.00% to 1.00%        0.91% to 0.91%        9.63% to 9.63%
2013       9,564     $23.002067 to $23.002067      $219,989         1.00% to 1.00%        1.01% to 1.01%       28.00% to 28.00%
2012       9,565     $17.970774 to $17.970774      $171,894         1.00% to 1.00%        1.38% to 1.38%       14.33% to 14.33%
                                               VICTORY VARIABLE INSURANCE DIVERSIFIED STOCK FUND
2016      19,515     $15.596010 to $16.849822      $321,976         1.25% to 1.75%        0.99% to 1.00%        2.09% to 2.60%
2015      23,417     $15.276305 to $16.422075      $376,171         1.25% to 1.75%        0.56% to 0.57%      (4.80)% to (4.32)%
2014      29,865     $17.163150 to $20.372631      $503,663         1.25% to 2.00%        0.87% to 0.90%        8.02% to 8.83%
2013      35,191     $15.770465 to $18.860398      $542,829         1.25% to 2.00%        0.62% to 0.62%       31.28% to 32.27%
2012      44,632     $11.923243 to $14.366565      $520,407         1.25% to 2.00%        0.91% to 0.97%       13.98% to 14.84%
                                                           INVESCO V.I. COMSTOCK FUND
2016      10,415     $17.462616 to $17.462616      $181,871         1.25% to 1.25%        1.39% to 1.39%       15.54% to 15.54%
2015      10,726     $15.114185 to $15.114185      $162,106         1.25% to 1.25%        1.69% to 1.69%      (7.36)% to (7.36)%
2014      14,410     $16.314960 to $16.314960      $235,099         1.25% to 1.25%        1.16% to 1.16%        7.75% to 7.75%
2013      15,737     $15.142159 to $15.142159      $238,299         1.25% to 1.25%        1.54% to 1.54%       33.97% to 33.97%
2012      13,350     $11.302669 to $11.302669      $150,885         1.25% to 1.25%        1.52% to 1.52%       17.45% to 17.45%
                                                      INVESCO V.I. AMERICAN FRANCHISE FUND
2016      57,622     $14.538366 to $15.332492      $877,298         1.25% to 2.35%          --% to --%        (0.11)% to 1.00%
2015     108,052     $14.554192 to $15.181179     $1,610,154        1.25% to 2.35%          --% to --%          2.57% to 3.70%
2014      82,994     $14.270517 to $14.639201     $1,210,863        1.25% to 2.15%        0.04% to 0.04%        6.13% to 7.09%
2013      99,800     $13.445810 to $13.669622     $1,361,018        1.25% to 2.15%        0.44% to 0.45%       37.16% to 38.40%
2012     162,164      $9.786561 to $9.876982      $1,597,939        1.25% to 2.35%          --% to --%        (2.13)% to (1.23)%
                                                   WELLS FARGO VT INDEX ASSET ALLOCATION FUND
2016       7,616      $1.967436 to $1.967436        $14,984         1.90% to 1.90%        0.89% to 0.89%        5.64% to 5.64%
2015       7,616      $1.862327 to $1.862327        $14,183         1.90% to 1.90%        1.03% to 1.03%      (0.66)% to (0.66)%

2014       7,287      $1.874650 to $1.874650        $13,660         1.90% to 1.90%        1.53% to 1.53%       15.84% to 15.84%
2013       7,287      $1.618343 to $1.618343        $11,792         1.90% to 1.90%        1.65% to 1.65%       17.38% to 17.38%
2012       7,291      $1.378700 to $1.378700        $10,053         1.90% to 1.90%        1.42% to 1.42%       10.91% to 10.91%
                                                     WELLS FARGO VT TOTAL RETURN BOND FUND+
2016       --         $1.534303 to $1.588072          $--            1.65% to 1.90%       0.47% to 0.47%        1.81% to 1.94%
2015       7,708      $1.507008 to $1.557915        $11,702         1.65% to 1.90%        1.29% to 1.29%      (1.75)% to (1.50)%
2014       7,369      $1.533817 to $1.581679        $11,382         1.65% to 1.90%        1.36% to 1.36%        3.60% to 3.86%
2013       7,304      $1.480466 to $1.522846        $10,881         1.65% to 1.90%        1.18% to 1.25%      (4.27)% to (4.03)%
2012      19,738      $1.546485 to $1.586793        $30,577         1.65% to 1.90%        1.44% to 1.49%        4.11% to 4.37%
                                                      WELLS FARGO VT INTRINSIC VALUE FUND+
2016       --         $1.730261 to $1.730261          $--            1.65% to 1.65%       1.89% to 1.89%      (0.14)% to (0.14)%
2015       1,350      $1.732675 to $1.732675        $2,338          1.65% to 1.65%        0.86% to 0.86%      (2.15)% to (2.15)%
2014       1,342      $1.770800 to $1.770800        $2,378          1.65% to 1.65%        0.76% to 0.76%        8.51% to 8.51%
2013       1,405      $1.631978 to $1.631978        $2,293          1.65% to 1.65%        1.03% to 1.03%       28.17% to 28.17%
2012      35,864      $1.240846 to $1.273268        $44,551         1.65% to 1.90%        1.35% to 1.36%       17.22% to 17.52%
                                                    WELLS FARGO VT INTERNATIONAL EQUITY FUND
2016   2,859,520      $1.947089 to $14.278233     $4,274,082        1.15% to 2.45%        3.26% to 3.48%        0.75% to 2.07%
2015   3,639,028      $1.907551 to $14.171400     $5,311,132        1.15% to 2.45%        3.88% to 4.10%      (0.18)% to 1.13%
2014   4,181,779      $1.886318 to $14.197051     $5,996,920        1.15% to 2.45%        2.74% to 2.99%      (7.59)% to (6.38)%
2013   4,979,196      $2.014936 to $15.363555     $7,651,102        1.15% to 2.45%        2.44% to 2.48%       17.04% to 18.57%
2012   6,357,767    $11.788898  to $13.127174     $8,133,848        1.15% to 2.45%        1.68% to 1.68%       10.93% to 12.18%
                                                      WELLS FARGO VT SMALL CAP GROWTH FUND
2016     117,041     $17.643851 to $19.249420     $2,200,084        1.15% to 2.50%          --% to --%          5.43% to 6.87%
2015     144,856     $16.734373 to $18.012433     $2,559,120        1.15% to 2.50%          --% to --%        (5.04)% to (3.75)%
2014     180,041     $17.622403 to $18.713842     $3,210,246        1.15% to 2.50%          --% to --%        (4.10)% to (2.80)%
2013     223,149     $18.376160 to $19.252544     $4,121,870        1.15% to 2.50%          --% to --%         46.84% to 48.84%
2012     255,212     $12.513990 to $12.935392     $3,156,776        1.15% to 2.50%          --% to --%          5.44% to 6.88%
                                                      WELLS FARGO VT SMALL CAP VALUE FUND+
2016       --        $13.049561 to $14.139445         $--            1.15% to 2.50%       0.51% to 0.65%        6.19% to 6.89%
2015     254,442     $12.288846 to $13.227651     $3,270,459        1.15% to 2.50%        0.54% to 0.61%     (12.56)% to (11.37)%
2014     320,164     $14.053851 to $14.924536     $4,672,036        1.15% to 2.50%          --% to 0.59%        2.05% to 3.44%
2013     373,443     $13.795343 to $14.428683     $5,296,213        1.15% to 2.45%        0.97% to 0.99%       12.25% to 13.72%
2012     485,029     $12.290051 to $12.688341     $6,080,729        1.15% to 2.45%        1.13% to 1.15%       11.57% to 13.03%
                                                         WELLS FARGO VT OPPORTUNITY FUND
2016     162,640     $16.917220 to $18.181991     $2,920,438        1.15% to 2.50%        2.22% to 2.32%        9.74% to 11.23%
2015     246,721     $15.415377 to $16.345729     $3,996,962        1.15% to 2.50%        0.35% to 0.40%      (5.25)% to (3.96)%
2014     282,511     $16.269011 to $17.019429     $4,771,819        1.15% to 2.50%        0.29% to 0.44%        7.97% to 9.44%
2013     323,860     $15.068193 to $15.551922     $5,005,193        1.15% to 2.50%        0.44% to 0.53%       27.76% to 29.50%
2012     376,503     $11.793976 to $12.009593     $4,505,827        1.15% to 2.50%        0.57% to 0.59%       12.95% to 14.48%
                                                             HIMCO VIT INDEX FUND
2016  25,134,047     $12.312718 to $23.463163    $150,131,302       0.15% to 2.50%        2.11% to 2.22%        8.59% to 11.42%
2015  28,574,730     $11.050342 to $21.607364    $152,141,264       0.15% to 2.50%        0.34% to 0.35%      (1.67)% to 0.91%
2014  32,745,183     $10.950530 to $21.973575    $176,285,902       0.15% to 2.50%          --% to --%          4.09% to 13.16%
                                         COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND+
2016   1,819,402     $10.505251 to $10.608394     $19,281,130       1.25% to 2.50%          --% to --%          5.05% to 6.08%
                                 COLUMBIA VARIABLE PORTFOLIO - SELECT INTERNATIONAL EQUITY FUND+
2016     526,103      $9.767869 to $9.863879      $5,178,019        1.25% to 2.50%        1.09% to 1.10%      (2.32)% to (1.36)%

                                               VARIABLE PORTFOLIO - LOOMIS SAYLES GROWTH FUND+
2016    984,696  $10.572329 to $10.676129     $10,499,958      1.25%  to 2.50%        --%   to --%         5.72 % to 6.76%
------------------------------------------------------------------------------------------------------------------------------------

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. SUBSEQUENT EVENTS:

Management has evaluated events subsequent to December 31, 2016 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2017

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                          2016             2015             2014
-------------------------------------------------------------------------------   --------------   --------------   --------------
REVENUES
Fee income and other                                                              $          969   $        1,097   $        1,210
Earned premiums                                                                              203               92               32
Net investment income                                                                      1,373            1,456            1,543
Net realized capital gains (losses):
   Total other-than-temporary impairment ("OTTI") losses                                     (29)             (63)             (31)
   OTTI losses recognized in other comprehensive income (losses) ("OCI")                       1                2                2
                                                                                  --------------   --------------   --------------
   Net OTTI losses recognized in earnings                                                    (28)             (61)             (29)
   Other net realized capital gains (losses)                                                (135)             (85)             606
                                                                                  --------------   --------------   --------------
Total net realized capital gains (losses)                                                   (163)            (146)             577
                                                                                  --------------   --------------   --------------
     TOTAL REVENUES                                                                        2,382            2,499            3,362
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment expenses                                                1,437            1,402            1,460
Amortization of deferred policy acquisition costs ("DAC")                                    114               69              206
Insurance operating costs and other expenses                                                 472              524              851
Reinsurance gain on disposition                                                               --              (28)             (23)
Dividends to policyholders                                                                     3                2                7
                                                                                  --------------   --------------   --------------
     TOTAL BENEFITS, LOSSES AND EXPENSES                                                   2,026            1,969            2,501
     INCOME BEFORE INCOME TAXES                                                              356              530              861
Income tax expense                                                                            74               30              184
                                                                                  --------------   --------------   --------------
     NET INCOME                                                                              282              500              677
Net income attributable to noncontrolling interest                                            --               --                1
                                                                                  --------------   --------------   --------------
     NET INCOME ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY                   $          282   $          500   $          676
                                                                                  --------------   --------------   --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                           2016             2015            2014
--------------------------------------------------------------------------------  --------------   --------------   --------------
Net income                                                                        $          282   $          500   $          677
                                                                                  --------------   --------------   --------------
Other comprehensive income (loss):
   Change in net unrealized gain on securities                                               154             (615)             659
   Change in net gain on cash-flow hedging instruments                                       (25)             (13)              (9)
   Change in foreign currency translation adjustments                                         --               --               (3)
                                                                                  --------------   --------------   --------------
   OCI, net of tax                                                                           129             (628)             647
                                                                                  --------------   --------------   --------------
     Comprehensive income (loss)                                                             411             (128)           1,324
Less: Comprehensive income attributable to noncontrolling interest                            --               --                1
                                                                                  --------------   --------------   --------------
     COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE COMPANY  $          411   $         (128)  $        1,323
                                                                                  --------------   --------------   --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                                                            AS OF DECEMBER 31,
                                                                                                     ------------------------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                      2016            2015
---------------------------------------------------------------------------------------------------  --------------  --------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,507 and $23,559)          $       23,819  $       24,657
Fixed maturities, at fair value using the fair value option (includes variable interest entity
  assets, at fair value, of $0 and $49)                                                                          82             165
Equity securities, available-for-sale, at fair value (cost of $142 and $471) (includes equity securities, at fair value using the fair value option, of $0 and $281, and variable interest
  entity assets of $0 and $1)                                                                                   152             459
Mortgage loans (net of allowance for loan losses of $19 and $19)                                              2,811           2,918
Policy loans, at outstanding balance                                                                          1,442           1,446
Limited partnerships and other alternative investments (includes variable interest entity assets of
  $0 and $2)                                                                                                    930           1,216
Other investments                                                                                               293             212
Short-term investments (includes variable interest entity assets of $0 and $2)                                1,349             572
                                                                                                     --------------  --------------
  Total investments                                                                                          30,878          31,645
Cash                                                                                                            554             305
Premiums receivable and agents' balances, net                                                                    18              19
Reinsurance recoverables                                                                                     20,725          20,499
Deferred policy acquisition costs                                                                               463             542
Deferred income taxes, net                                                                                    1,437           1,581
Other assets                                                                                                    606             648
Separate account assets                                                                                     115,665         120,111
                                                                                                     --------------  --------------
     TOTAL ASSETS                                                                                    $      170,346  $      175,350
                                                                                                     --------------  --------------
LIABILITIES
Reserve for future policy benefits                                                                   $       14,000  $       13,850
Other policyholder funds and benefits payable                                                                30,588          31,157
Other liabilities (includes variable interest entity liabilities of $0 and $12)                               2,272           2,070
Separate account liabilities                                                                                115,665         120,111
                                                                                                     --------------  --------------
     TOTAL LIABILITIES                                                                                      162,525         167,188
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock-1,000 shares authorized, issued and outstanding, par value $5,690                                    6               6
Additional paid-in capital                                                                                    4,935           5,687
Accumulated other comprehensive income, net of tax                                                              722             593
Retained earnings                                                                                             2,158           1,876
                                                                                                     --------------  --------------
     TOTAL STOCKHOLDER'S EQUITY                                                                               7,821           8,162
                                                                                                     --------------  --------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                                      $      170,346  $      175,350
                                                                                                     --------------  --------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        ACCUMULATED
                                                         ADDITIONAL        OTHER                          NON-            TOTAL
                                           COMMON         PAID-IN      COMPREHENSIVE      RETAINED     CONTROLLING    STOCKHOLDER'S
(IN MILLIONS)                              STOCK          CAPITAL      INCOME (LOSS)      EARNINGS      INTEREST         EQUITY
------------------------------------  --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2015            $            6   $       5,687   $         593   $       1,876  $           -   $       8,162
Return of capital to parent                        -            (752)              -               -              -            (752)
Net income                                         -               -               -             282              -             282
Total other comprehensive income                   -               -             129               -              -             129
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2016            $            6   $       4,935   $         722   $       2,158  $           -   $       7,821
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2014            $            6   $       6,688   $       1,221   $       1,376  $           -   $       9,291
Return of capital to parent                        -          (1,001)              -               -              -          (1,001)
Net income                                         -               -               -             500              -             500
Total other comprehensive loss                     -               -            (628)              -              -            (628)
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2015            $            6   $       5,687   $         593   $       1,876  $           -   $       8,162
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2013            $            6   $       6,959   $         574   $         700  $           -   $       8,239
Return of capital to parent                        -            (271)              -               -              -            (271)
Net income                                         -               -               -             676              1             677
Change in non-controlling interest
   ownership                                                                                                     (1)             (1)
Total other comprehensive income                   -               -             647               -              -             647
                                      --------------   -------------   -------------   -------------  -------------   -------------
BALANCE, DECEMBER 31, 2014            $            6   $       6,688   $       1,221   $       1,376  $           -   $       9,291
                                      --------------   -------------   -------------   -------------  -------------   -------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                                                  ------------------------------------------------
(IN MILLIONS)                                                                          2016             2015             2014
-------------------------------------------------------------------------------   --------------   --------------   --------------
OPERATING ACTIVITIES
   Net income                                                                     $          282   $          500   $          677
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING
   ACTIVITIES
   Net realized capital (gains) losses                                                       163              146             (577)
   Amortization of deferred policy acquisition costs                                         114               69              206
   Additions to deferred policy acquisition costs                                             (7)              (7)             (14)
   Reinsurance gain on disposition                                                            --              (28)             (23)
   Depreciation and amortization (accretion), net                                              9              (14)               6
   Other operating activities, net                                                            33               38              248
CHANGE IN ASSETS AND LIABILITIES:
   Decrease (increase) in reinsurance recoverables                                           117              (14)             170
   Increase (decrease) in accrued and deferred income taxes                                  278              (62)             302
   Increase in reserve for future policy benefits and unearned premiums                      111              276              586
   Net changes in other assets and other liabilities                                        (316)            (222)            (912)
                                                                                  --------------   --------------   --------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                                               784              682              669
INVESTING ACTIVITIES
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale                                                   10,152           11,465           10,333
   Fixed maturities, fair value option                                                        68              107              358
   Equity securities, available-for-sale                                                     321              586              107
   Mortgage loans                                                                            371              467              377
   Partnerships                                                                              395              252              152
Payments for the purchase of:
   Fixed maturities and short-term investments, available-for-sale                        (8,889)         (11,755)          (7,385)
   Fixed maturities, fair value option                                                       (29)             (67)            (217)
   Equity securities, available-for-sale                                                     (58)            (535)            (363)
   Mortgage loans                                                                           (263)            (282)            (146)
   Partnerships                                                                             (151)            (199)            (104)
Net payments for derivatives                                                                (261)            (167)             (66)
Net increase (decrease) in policy loans                                                        2              (31)             (14)
Net (payments for) proceeds from short-term investments                                     (769)           1,604             (556)
Other investing activities, net                                                              (25)               1               34
                                                                                  --------------   --------------   --------------
     NET CASH PROVIDED BY INVESTING ACTIVITIES                                               864            1,446            2,510
FINANCING ACTIVITIES
Deposits and other additions to investment and universal life-type contracts               4,162            4,674            4,567
Withdrawals and other deductions from investment and universal life-type
   contracts                                                                             (14,871)         (16,972)         (21,810)
Net transfers from separate accounts related to investment and universal
   life-type contracts                                                                     9,811           10,987           14,167
Net increase in securities loaned or sold under agreements to repurchase                     268              264               --
Return of capital to parent                                                                 (752)          (1,001)            (275)
Net repayments at maturity or settlement of consumer notes                                   (17)             (33)             (13)
                                                                                  --------------   --------------   --------------
     NET CASH USED FOR FINANCING ACTIVITIES                                               (1,399)          (2,081)          (3,364)
Foreign exchange rate effect on cash                                                          --               --               (3)
Net increase (decrease) in cash                                                              249               47             (188)
Cash -- beginning of year                                                                    305              258              446
                                                                                  --------------   --------------   --------------
     CASH -- END OF YEAR                                                          $          554   $          305   $          258
                                                                                  --------------   --------------   --------------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax refunds received/(payments)                                                       210              (80)             187
Noncash return of capital                                                                     --               --               (4)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
             (DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.

Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

On January 1, 2016 the Company adopted new consolidation guidance issued by the Financial Accounting Standards Board ("FASB"). The updates revise when to consolidate variable interest entities ("VIEs") and general partners' investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker's or service provider's fee arrangement is deemed to be a variable interest in an entity. The updates also modify guidance for determining whether limited partnerships are VIEs or voting interest entities. The new guidance did not have a material effect on the Company's Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL INSTRUMENTS - CREDIT LOSSES

The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the "incurred loss" approach with an "expected loss" model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on available-for-sale ("AFS") debt securities carried at fair value will continue to be measured as other-than-temporary impairments ("OTTI") when incurred; however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on AFS securities cannot cause the net carrying value to be below fair value and, therefore, it is possible that increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance will also require purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for AFS debt securities; rather, their cost basis will be evaluated for an allowance for OTTI prospectively. Early adoption is permitted as of January 1, 2019. The Company has not yet determined the timing for adoption or estimated the effect on the Company's consolidated financial statements. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on the effective interest method for recognizing interest income from AFS securities, updating our investment accounting system functionality to adjust valuation allowances based on changes in fair value and developing an implementation plan.

FINANCIAL INSTRUMENTS - RECOGNITION AND MEASUREMENT

The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income (loss) ("AOCI") to be evaluated for recoverability in combination with the Company's other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder's equity. Cash flows will not be affected. The impact will depend on the composition of the Company's investment portfolio in the future and changes in fair value of the Company's investments. As of December 31, 2016, equity securities available-for-sale totaled $152, with unrealized gains of $7 in AOCI, that would have been classified in retained earnings. Had the new accounting guidance been in place since the beginning of 2016, the Company would have recognized mark-to-market gains of $7 after-tax in net income for the year ended December 31, 2016.

REVENUE RECOGNITION

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company will adopt on January 1, 2018 and has not determined its method for adoption. The adoption is not expected to have a material effect on the Company's Consolidated Financial Statements.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life products, premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford's consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders' equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company's share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2016, 2015, and 2014 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. In addition, for investments in a hedge fund of funds which was liquidated during 2016, the Company recognizes changes in the fair value of the underlying funds in net investment income, which is consistent with accounting requirements for investment companies. Other investments primarily consist of derivative instruments which are carried at fair value.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, for a portion of those investments, the Company uses investment fund accounting applied to a fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2016, 2015 and 2014.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

    - to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

    -   to manage liquidity;

    -   to control transaction costs;

    -   to enter into synthetic replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE HEDGES - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES - Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES - The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/ or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EMBEDDED DERIVATIVES

The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as sales inducement assets ("SIA"). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2016, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders may exchange contracts or make modifications to existing contracts. If the new contract or the modification results in a substantially changed replacement contract, DAC is established for the new contract and the existing DAC is written off through income. If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred. Additions to coverage or benefits that are underwritten separately are considered non-integrated features for which DAC is established if additional acquisition costs are incurred. Reductions to coverage or benefits that have a commensurate reduction in price are treated as partial terminations and DAC is reduced through a charge to income.

RESERVE FOR FUTURE POLICY BENEFITS

RESERVE FOR FUTURE POLICY BENEFITS ON UNIVERSAL LIFE-TYPE CONTRACTS

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB"), and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of
(a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (MAV). For the Company's products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, GMIBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company's policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS ON TRADITIONAL ANNUITY AND OTHER CONTRACTS

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods as the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions "locked in" at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and results from operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

SEPARATE ACCOUNT LIABILITIES

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

FOREIGN CURRENCY

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of AOCI. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1 Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2 Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3 Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company's best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

    ASSETS AND (LIABILITIES) CARRIED AT FAIR VALUE BY HIERARCHY LEVEL AS OF
                               DECEMBER 31, 2016

                                                                                    QUOTED PRICES
                                                                                      IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                                                     MARKETS FOR        OBSERVABLE    UNOBSERVABLE
                                                                                  IDENTICAL ASSETS       INPUTS          INPUTS
                                                                     TOTAL            (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                                                  ------------   ------------------   -------------   -------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   Asset backed securities ("ABS")                                $        993   $               --   $         956   $          37
   Collateralized debt obligations ("CDOs")                                940                   --             680             260
   Commercial mortgage-backed securities ("CMBS")                        2,146                   --           2,125              21
   Corporate                                                            14,693                   --          14,127             566
   Foreign government/government agencies                                  345                   --             328              17
   Municipal                                                             1,189                   --           1,117              72
   Residential mortgage-backed securities ("RMBS")                       1,760                   --           1,049             711
   U.S. Treasuries                                                       1,753                  230           1,523              --
                                                                  ------------   ------------------   -------------   -------------
Total fixed maturities                                                  23,819                  230          21,905           1,684
Fixed maturities, FVO                                                       82                   --              82              --
Equity securities, trading [1]                                              11                   11              --              --
Equity securities, AFS                                                     152                   20              88              44
Derivative assets
   Credit derivatives                                                       (1)                  --              (1)             --
   Foreign exchange derivatives                                              4                   --               4              --
   Interest rate derivatives                                                30                   --              30              --
   GMWB hedging instruments                                                 74                   --              14              60
   Macro hedge program                                                     128                   --               8             120
                                                                  ------------   ------------------   -------------   -------------
Total derivative assets [2]                                                235                   --              55             180
Short-term investments                                                   1,349                  637             712              --
Reinsurance recoverable for GMWB                                            73                   --              --              73
Modified coinsurance reinsurance contracts                                  68                   --              68              --
Separate account assets [3]                                            111,634               71,606          38,856             201
                                                                  ------------   ------------------   -------------   -------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS     $    137,423   $           72,504   $      61,766   $       2,182
                                                                  ------------   ------------------   -------------   -------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB embedded derivative                                       $       (241)  $               --   $          --   $        (241)
   Equity linked notes                                                     (33)                  --              --             (33)
                                                                  ------------   ------------------   -------------   -------------
Total other policyholder funds and benefits payable                       (274)                  --              --            (274)
Derivative liabilities
   Credit derivatives                                                        1                   --               1              --
   Equity derivatives                                                       33                   --              33              --
   Foreign exchange derivatives                                           (247)                  --            (247)             --
   Interest rate derivatives                                              (434)                  --            (404)            (30)
   GMWB hedging instruments                                                 20                   --              (1)             21
   Macro hedge program                                                      50                   --               3              47
                                                                  ------------   ------------------   -------------   -------------
Total derivative liabilities [4]                                          (577)                  --            (615)             38
                                                                  ------------   ------------------   -------------   -------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING
   BASIS                                                          $       (851)  $               --   $        (615)  $        (236)
                                                                  ------------   ------------------   -------------   -------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

    ASSETS AND (LIABILITIES) CARRIED AT FAIR VALUE BY HIERARCHY LEVEL AS OF
                               DECEMBER 31, 2015

                                                                                   QUOTED PRICES
                                                                                     IN ACTIVE          SIGNIFICANT    SIGNIFICANT
                                                                                    MARKETS FOR         OBSERVABLE     UNOBSERVABLE
                                                                                  IDENTICAL ASSETS       INPUTS          INPUTS
                                                                      TOTAL         (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                                                  ------------   ------------------   -------------   -------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Fixed maturities, AFS
   ABS                                                            $        846   $               --   $         841   $           5
   CDOs                                                                  1,408                   --           1,078             330
   CMBS                                                                  1,964                   --           1,902              62
   Corporate                                                            15,175                   --          14,641             534
   Foreign government/government agencies                                  331                   --             314              17
   Municipal                                                             1,132                   --           1,083              49
   RMBS                                                                  1,503                   --             875             628
   U.S. Treasuries                                                       2,298                  123           2,175              --
                                                                  ------------   ------------------   -------------   -------------
Total fixed maturities                                                  24,657                  123          22,909           1,625
Fixed maturities, FVO                                                      165                    1             162               2
Equity securities, trading [1]                                              11                   11              --              --
Equity securities, AFS                                                     459                  396              25              38
Derivative assets
   Credit derivatives                                                        7                   --               7              --
   Equity derivatives                                                       --                   --              --              --
   Foreign exchange derivatives                                              4                   --               4              --
   Interest rate derivatives                                                54                   --              54              --
   GMWB hedging instruments                                                111                   --              27              84
   Macro hedge program                                                      74                   --              --              74
                                                                  ------------   ------------------   -------------   -------------
Total derivative assets [2]                                                250                   --              92             158
Short-term investments                                                     572                  131             441              --
Reinsurance recoverable for GMWB                                            83                   --              --              83
Modified coinsurance reinsurance contracts                                  79                   --              79              --
Separate account assets [3]                                            118,163               78,099          38,700             140
                                                                  ------------   ------------------   -------------   -------------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS     $    144,439   $           78,761   $      62,408   $       2,046
                                                                  ------------   ------------------   -------------   -------------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and benefits payable
   GMWB embedded derivative                                       $       (262)  $               --   $          --   $        (262)
   Equity linked notes                                                     (26)                  --              --             (26)
                                                                  ------------   ------------------   -------------   -------------
Total other policyholder funds and benefits payable                       (288)                  --              --            (288)
Derivative liabilities
   Credit derivatives                                                       (7)                  --              (7)             --
   Equity derivatives                                                       41                   --              41              --
   Foreign exchange derivatives                                           (376)                  --            (376)             --
   Interest rate derivatives                                              (431)                  --            (402)            (29)
   GMWB hedging instruments                                                 47                   --              (4)             51
   Macro hedge program                                                      73                   --              --              73
                                                                  ------------   ------------------   -------------   -------------
Total derivative liabilities [4]                                          (653)                  --            (748)             95
                                                                  ------------   ------------------   -------------   -------------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A RECURRING
  BASIS                                                           $       (941)  $               --   $        (748)  $        (193)
                                                                  ------------   ------------------   -------------   -------------

--------
[1] INCLUDED IN OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS.
[2] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET POSITIVE FAIR
    VALUE POSITION AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES, AND APPLICABLE LAW. SEE FOOTNOTE 4 TO THIS TABLE FOR DERIVATIVE LIABILITIES.
[3] APPROXIMATELY $4.0 BILLION AND $1.8 BILLION OF INVESTMENT SALES RECEIVABLE,
    AS OF DECEMBER 31, 2016 AND DECEMBER 31, 2015, RESPECTIVELY, ARE EXCLUDED FROM THIS DISCLOSURE REQUIREMENT BECAUSE THEY ARE TRADE RECEIVABLES IN THE ORDINARY COURSE OF BUSINESS WHERE THE CARRYING AMOUNT APPROXIMATES FAIR VALUE. INCLUDED IN THE TOTAL FAIR VALUE AMOUNT ARE $1.0 BILLION AND $1.2 BILLION OF INVESTMENTS, AS OF DECEMBER 31, 2016 AND DECEMBER 31, 2015 FOR WHICH THE FAIR VALUE IS ESTIMATED USING THE NET ASSET VALUE PER UNIT AS A PRACTICAL EXPEDIENT WHICH ARE EXCLUDED FROM THE DISCLOSURE REQUIREMENT TO CLASSIFY AMOUNTS IN THE FAIR VALUE HIERARCHY.
[4] INCLUDES OTC AND OTC-CLEARED DERIVATIVE INSTRUMENTS IN A NET NEGATIVE FAIR
    VALUE POSITION (DERIVATIVE LIABILITY) AFTER CONSIDERATION OF THE ACCRUED INTEREST AND IMPACT OF COLLATERAL POSTING REQUIREMENTS WHICH MAY BE IMPOSED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

FIXED MATURITIES, EQUITY SECURITIES, SHORT-TERM INVESTMENTS, AND FREE-STANDING DERIVATIVES

VALUATION TECHNIQUES

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

- Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

- Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

- Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer's financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

- Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company's view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section "GMWB Embedded, Customized, and Reinsurance Derivatives" below for further discussion of the valuation model used to value these customized derivatives.

VALUATION CONTROLS

The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as approving changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service's transaction price and will estimate fair value using an internal process, such as a pricing matrix.

The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.

The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

- Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

- Daily comparison of OTC derivative market valuations to counterparty valuations.

- Review of weekly price changes compared to published bond prices of a corporate bond index.

- Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

- Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.

In addition, the Company's enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.

VALUATION INPUTS

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

LEVEL 2                                                                                          LEVEL 3
PRIMARY OBSERVABLE INPUTS                                                             PRIMARY UNOBSERVABLE INPUTS
------------------------------------------------------------------  ----------------------------------------------------------------
FIXED MATURITY INVESTMENTS

 STRUCTURED SECURITIES (INCLUDES ABS, CDOS CMBS AND RMBS)
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Monthly payment information                                     - Credit spreads beyond observable curve
  - Collateral performance, which varies by vintage year and        - Interest rates beyond observable curve
  includes delinquency rates, loss severity rates and refinancing
  assumptions                                                       Other inputs for less liquid securities or those that trade less
  - Credit default swap indices                                     actively, including subprime RMBS:
                                                                    - Estimated cash flows
  Other inputs for ABS and RMBS:                                    - Credit spreads, which include illiquidity premium
  - Estimate of future principal prepayments, derived based on      - Constant prepayment rates
  the characteristics of the underlying structure                   - Constant default rates
  - Prepayment speeds previously experienced at the interest rate   - Loss severity
  levels projected for the collateral

 CORPORATES
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Reported trades, bids, offers of the same or similar            - Credit spreads beyond observable curve
  securities                                                        - Interest rates beyond observable curve
  - Issuer spreads and credit default swap curves
                                                                    Other inputs for below investment grade privately placed
  Other inputs for investment grade privately placed securities     securities:
  that utilize internal matrix pricing :                            - Independent broker quotes
  - Credit spreads for public securities of similar quality,        - Credit spreads for public securities of similar quality,
  maturity, and sector, adjusted for non-public nature              maturity, and sector, adjusted for non-public nature

 U.S TREASURIES, MUNICIPALS, AND FOREIGN GOVERNMENT/GOVERNMENT
 AGENCIES
  - Benchmark yields and spreads                                    - Independent broker quotes
  - Issuer credit default swap curves                               - Credit spreads beyond observable curve
  - Political events in emerging market economies                   - Interest rates beyond observable curve
  - Municipal Securities Rulemaking Board reported trades and material event notices
  - Issuer financial statements

EQUITY SECURITIES
  - Quoted prices in markets that are not active                    - For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable; or they may be held at cost

SHORT TERM INVESTMENTS
  - Benchmark yields and spreads                                    Not applicable
  - Reported trades, bids, offers
  - Issuer spreads and credit default swap curves
  - Material event notices and new issue money market rates

DERIVATIVES

 CREDIT DERIVATIVES
  - The swap yield curve                                            - Independent broker quotes
  - Credit default swap curves                                      - Yield curves beyond observable limits

 EQUITY DERIVATIVES
  - Equity index levels                                             - Independent broker quotes
  - The swap yield curve                                            - Equity volatility

 FOREIGN EXCHANGE DERIVATIVES
  - Swap yield curve                                                - Independent broker quotes
  - Currency spot and forward rates
  - Cross currency basis curves

 INTEREST RATE DERIVATIVES
  - Swap yield curve                                                - Independent broker quotes
                                                                    - Interest rate volatility

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

            SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 - SECURITIES

     ASSETS
 ACCOUNTED FOR
AT FAIR VALUE ON              PREDOMINANT                                                          WEIGHTED         IMPACT OF
  A RECURRING      FAIR        VALUATION                                                            AVERAGE    INCREASE IN INPUT ON
     BASIS         VALUE       TECHNIQUE     SIGNIFICANT UNOBSERVABLE INPUT  MINIMUM    MAXIMUM      [1]          FAIR VALUE [2]
---------------- --------- ----------------- ------------------------------ ---------  ---------  ----------  ----------------------
                                               AS OF DECEMBER 31, 2016

CMBS [3]         $       9  Discounted cash       Spread (encompasses           10bps   1,273bps      249bps         Decrease
                                flows           prepayment, default risk
                                                   and loss severity)
Corporate [4]          265  Discounted cash              Spread                122bps   1,021bps      373bps         Decrease
                                flows
Municipal [3]           56  Discounted cash              Spread                135bps     286bps      195bps         Decrease
                                flows
RMBS [3]               704  Discounted cash              Spread                 16bps   1,830bps      189bps         Decrease
                                flows

                                                Constant prepayment rate           --%        20%          4%      Decrease [5]
                                                  Constant default rate             1%        10%          5%        Decrease
                                                     Loss severity                 --%       100%         75%        Decrease

                                               AS OF DECEMBER 31, 2015

CMBS [3]         $      61  Discounted cash       Spread (encompasses           31bps   1,505bps      230bps         Decrease
                                flows           prepayment, default risk
                                                  and loss severity)
Corporate [4]          213  Discounted cash              Spread                 63bps     800bps      290bps         Decrease
                                flows
Municipal [3]           31  Discounted cash              Spread                193bps     193bps      193bps         Decrease
                                flows
RMBS                   628  Discounted cash              Spread                 30bps   1,696bps      172bps         Decrease
                                flows

                                                Constant prepayment rate           --%        20%          3%      Decrease [5]
                                                  Constant default rate             1%        10%          6%        Decrease
                                                     Loss severity                 --%       100%         79%        Decrease

--------
[1] THE WEIGHTED AVERAGE IS DETERMINED BASED ON THE FAIR VALUE OF THE
    SECURITIES.
[2] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[3] EXCLUDES SECURITIES FOR WHICH THE COMPANY BASED FAIR VALUE ON BROKER
    QUOTATIONS.
[4] EXCLUDES SECURITIES FOR WHICH THE COMPANY BASES FAIR VALUE ON BROKER
    QUOTATIONS; HOWEVER, INCLUDED ARE BROKER-PRICED LOWER-RATED PRIVATE PLACEMENT SECURITIES FOR WHICH THE COMPANY RECEIVES SPREAD AND YIELD INFORMATION TO CORROBORATE THE FAIR VALUE.
[5] DECREASE FOR ABOVE MARKET RATE COUPONS AND INCREASE FOR BELOW MARKET RATE
    COUPONS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  FAIR VALUE MEASUREMENTS (CONTINUED)

     SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 - FREESTANDING DERIVATIVES

                                             PREDOMINANT                                                          IMPACT OF
                                   FAIR       VALUATION          SIGNIFICANT                                  INCREASE IN INPUT
                                   VALUE      TECHNIQUE      UNOBSERVABLE INPUT     MINIMUM      MAXIMUM      ON FAIR VALUE [1]
                                  -------  ---------------  --------------------  -----------  -----------  ---------------------
                                                      AS OF DECEMBER 31, 2016
Interest rate derivatives
 Interest rate swaps              $   (29) Discounted cash  Swap curve beyond 30
                                               flows              years                     3%           3%       Decrease
GMWB hedging instruments
 Equity variance swaps                (36)  Option model      Equity volatility            20%          23%       Increase
 Equity options                        17   Option model      Equity volatility            27%          30%       Increase
 Customized swaps                     100  Discounted cash    Equity volatility            12%          30%       Increase
                                               flows

Macro hedge program
 Equity options [2]                   188   Option model      Equity volatility            17%          28%       Increase

                                                      AS OF DECEMBER 31, 2015
Interest rate derivatives
 Interest rate swaps                  (30) Discounted cash  Swap curve beyond 30
                                               flows              years                     3%           3%       Decrease
GMWB hedging instruments
 Equity variance swaps                (31)  Option model      Equity volatility            19%          21%       Increase
 Equity options                        35   Option model      Equity volatility            27%          29%       Increase
 Customized swaps                     131  Discounted cash    Equity volatility            10%          40%       Increase
                                               flows
Macro hedge program
 Equity options                       179   Option model      Equity volatility            14%          28%       Increase

--------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT
    TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE. CHANGES ARE BASED ON LONG POSITIONS, UNLESS OTHERWISE NOTED. CHANGES IN FAIR VALUE WILL BE INVERSELY IMPACTED FOR SHORT POSITIONS.
[2] EXCLUDES DERIVATIVES FOR WHICH THE COMPANY BASES FAIR VALUE ON BROKER
    QUOTATIONS.

The tables above exclude the portion of ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2016, no significant adjustments were made by the Company to broker prices received.

TRANSFERS BETWEEN LEVELS

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $563 and $711, for the years ended December 31, 2016 and 2015, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2016 and 2015, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2016 and 2015, for the transfers into and out of Level 3.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

GMWB EMBEDDED, CUSTOMIZED AND REINSURANCE DERIVATIVES

GMWB EMBEDDED       The Company formerly offered certain variable annuity
DERIVATIVES         products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals.
                    If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated
                    Balance Sheets with changes in fair value reported in net realized capital gains and losses.

FREE-STANDING       The Company holds free-standing customized derivative
CUSTOMIZED          contracts to provide protection from certain capital
DERIVATIVES         markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB REINSURANCE    The Company has reinsurance arrangements in place to
DERIVATIVE          transfer a portion of its risk of loss due to GMWB. These
                    arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

VALUATION TECHNIQUES

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

VALUATION CONTROLS

Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

VALUATION INPUTS

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.

The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company's annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

Credit Standing Adjustment

The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

  VALUATION INPUTS USED IN LEVELS 2 AND 3 MEASUREMENTS FOR GMWB EMBEDDED,
                     CUSTOMIZED AND REINSURANCE DERIVATIVES

LEVEL 2                                                                                        LEVEL 3
PRIMARY OBSERVABLE INPUTS                                                            PRIMARY UNOBSERVABLE INPUTS
------------------------------------------------------------------ -----------------------------------------------------------------
- Risk-free rates as represented by the Eurodollar futures, LIBOR  - Market implied equity volatility assumptions deposits and swap rates to derive forward curve rates
- Correlations of 10 years of observed historical returns across   Assumptions about policyholder behavior, including:
underlying well-known market indices                               - Withdrawal utilization
- Correlations of historical index returns compared to separate    - Withdrawal rates
account fund returns                                               - Lapse rates
- Equity index levels                                              - Reset elections

      SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 GMWB EMBEDDED CUSTOMIZED
                          AND REINSURANCE DERIVATIVES

                                                                                                      IMPACT OF INCREASE IN INPUT
UNOBSERVABLE INPUTS (MINIMUM) UNOBSERVABLE INPUTS (MAXIMUM)                                          ON FAIR VALUE MEASUREMENT [1]
-------------------------------------------------------------------------------------------------   -------------------------------
                                                        DECEMBER 31, 2016
Withdrawal Utilization [2]                                   15%                              100%              Increase
Withdrawal Rates [3]                                         --%                                8%              Increase
Lapse Rates [4]                                              --%                               40%              Decrease
Reset Elections [5]                                          20%                               75%              Increase
Equity Volatility [6]                                        12%                               30%              Increase
                                                        DECEMBER 31, 2015
Withdrawal Utilization [2]                                   20%                              100%              Increase
Withdrawal Rates [3]                                         --%                                8%              Increase
Lapse Rates [4]                                              --%                               75%              Decrease
Reset Elections [5]                                          20%                               75%              Increase
Equity Volatility [6]                                        10%                               40%              Increase

--------
[1] CONVERSELY, THE IMPACT OF A DECREASE IN INPUT WOULD HAVE THE OPPOSITE IMPACT TO THE FAIR VALUE AS THAT PRESENTED IN THE TABLE.
[2] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS TAKING WITHDRAWALS.
[3]   RANGE REPRESENTS ASSUMED CUMULATIVE ANNUAL AMOUNT WITHDRAWN BY
      POLICYHOLDERS.
[4] RANGE REPRESENTS ASSUMED ANNUAL PERCENTAGES OF FULL SURRENDER OF THE UNDERLYING VARIABLE ANNUITY CONTRACTS ACROSS ALL POLICY DURATIONS FOR IN FORCE BUSINESS.
[5] RANGE REPRESENTS ASSUMED CUMULATIVE PERCENTAGES OF POLICYHOLDERS THAT WOULD ELECT TO RESET THEIR GUARANTEED BENEFIT BASE.
[6] RANGE REPRESENTS IMPLIED MARKET VOLATILITIES FOR EQUITY INDICES BASED ON MULTIPLE PRICING SOURCES.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account's share of the NAV, 39% and 30% were subject to significant liquidation restrictions due to lock-up or gating provisions as of December 31, 2016 and December 31, 2015, respectively. Total limited partnerships that do not allow any form of redemption were 11% and 2%, as of December 31, 2016 and December 31, 2015, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

    FAIR VALUE ROLL-FORWARDS FOR FINANCIAL INSTRUMENTS CLASSIFIED AS LEVEL 3
                      FOR THE YEAR ENDED DECEMBER 31, 2016

                                          TOTAL REALIZED/
                                             UNREALIZED
                                           GAINS (LOSSES)
                           FAIR VALUE  ----------------------                                     TRANSFERS  TRANSFERS  FAIR VALUE
                             AS OF     INCLUDED IN   INCLUDED                                        INTO      OUT OF      AS OF
                           JANUARY 1,  NET INCOME    IN OCI                                        LEVEL 3    LEVEL 3   DECEMBER
                              2016     [1] [2] [6]     [3]     PURCHASES  SETTLEMENTS    SALES       [4]        [4]     31, 2016
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
ASSETS
Fixed Maturities, AFS
  ABS                      $        5  $        --  $      --  $      35  $        (2) $      (2) $       5  $      (4) $       37
  CDOs                            330           (1)       (14)        62         (117)        --         --         --         260
  CMBS                             62           --         (2)        43          (13)        (2)        --        (67)         21
  Corporate                       534           (6)        10         87          (63)      (126)       368       (238)        566
  Foreign Govt./Govt.
    Agencies                       17           --          1          8           (4)        (5)        --         --          17
  Municipal                        49           --         --         16           (1)        --          8         --          72
  RMBS                            628           (1)         4        268         (154)       (26)         2        (10)        711
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Fixed Maturities,
  AFS                           1,625           (8)        (1)       519         (354)      (161)       383       (319)      1,684
Fixed Maturities, FVO               2           --         --          1           --         (1)        --         (2)         --
Equity Securities, AFS             38           (1)         6          4           --         (3)        --         --          44
Freestanding Derivatives
  Equity                           --           (8)        --          8           --         --         --         --          --
  Interest rate                   (29)          (1)        --         --           --         --         --         --         (30)
  GMWB hedging
    instruments                   135          (60)        --         --           --         --         --          6          81
  Macro hedge program             147          (38)        --         63           (6)        --         --          1         167
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Freestanding
  Derivatives [5]                 253         (107)        --         71           (6)        --         --          7         218
Reinsurance Recoverable
  for GMWB                         83          (24)        --         --           14         --         --         --          73
Separate Accounts                 139           (1)        (3)       320          (15)       (78)        17       (178)        201
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL ASSETS               $    2,140  $      (141) $       2  $     915  $      (361) $    (243) $     400  $    (492) $    2,220
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
(LIABILITIES)
Other Policyholder Funds
  and Benefits Payable
  Guaranteed Withdrawal
    Benefits                     (262)          88         --         --          (67)        --         --         --        (241)
  Equity Linked Notes             (26)          (7)        --         --           --         --         --         --         (33)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Other Policyholder
Funds and Benefits Payable       (288)          81         --         --          (67)        --         --         --        (274)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL LIABILITIES          $     (288) $        81  $      --  $      --  $       (67) $      --  $      --  $      --  $     (274)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 2. FAIR VALUE MEASUREMENTS (CONTINUED)

    FAIR VALUE ROLL-FORWARDS FOR FINANCIAL INSTRUMENTS CLASSIFIED AS LEVEL 3
                      FOR THE YEAR ENDED DECEMBER 31, 2015

                                          TOTAL REALIZED/
                                             UNREALIZED
                                           GAINS (LOSSES)
                           FAIR VALUE  -----------------------                                    TRANSFERS  TRANSFERS  FAIR VALUE
                             AS OF     INCLUDED IN   INCLUDED                                       INTO      OUT OF      AS OF
                           JANUARY 1,   NET INCOME    IN OCI                                       LEVEL 3    LEVEL 3   DECEMBER
                              2015     [1] [2] [6]      [3]    PURCHASES  SETTLEMENTS    SALES       [4]        [4]     31, 2015
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
ASSETS
Fixed Maturities, AFS
  ABS                      $       82  $        --  $      (2) $      22  $        --  $      (6) $       1  $     (92) $        5
  CDOs                            360           (1)         3         --          (26)        --         --         (6)        330
  CMBS                            119           --         (5)        18          (36)        (3)         4        (35)         62
  Corporate                       646          (18)       (38)        45          (21)       (43)        99       (136)        534
  Foreign Govt./Govt.
    Agencies                       30           --         (3)         5           (3)       (15)         3         --          17
  Municipal                        54           --         (5)        --           --         --         --         --          49
  RMBS                            734           (2)        (2)       154         (126)      (127)        16        (19)        628
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Fixed Maturities,
  AFS                           2,025          (21)       (52)       244         (212)      (194)       123       (288)      1,625
Fixed Maturities, FVO              84           (5)         1          6          (23)       (50)        --        (11)          2
Equity Securities, AFS             48           (5)         1         11           (1)       (13)        --         (3)         38
Freestanding Derivatives
  Credit                           (3)           1         --         (8)          --         --         --         10          --
  Commodity                        --           (3)        --         --           (3)        --          6         --          --
  Equity                            5            5         --         --          (10)        --         --         --          --
  Interest rate                   (27)          (1)        --         --           (1)        --         --         --         (29)
  GMWB hedging
    instruments                   170          (16)        --         --          (19)        --         --         --         135
  Macro hedge program             141          (41)        --         47           --         --         --         --         147
  Other contracts                  --           --         --         --           --         --         --         --          --
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Freestanding
  Derivatives [5]                 286          (55)        --         39          (33)        --          6         10         253
Reinsurance Recoverable
  for GMWB                         56            9         --         --           18         --         --         --          83
Separate Accounts                 112           28         (5)       375          (20)      (238)        12       (125)        139
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL ASSETS               $    2,611  $       (49) $     (55) $     675  $      (271) $    (495) $     141  $    (417) $    2,140
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
(LIABILITIES)
Other Policyholder Funds
  and Benefits Payable
  Guaranteed Withdrawal
    Benefits                     (139)         (59)        --         --          (64)        --         --         --        (262)
  Equity Linked Notes             (26)          --         --         --           --         --         --         --         (26)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
Total Other Policyholder
Funds and Benefits Payable       (165)         (59)        --         --          (64)        --         --         --        (288)
Consumer Notes                     (3)           3         --         --           --         --         --         --          --
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------
TOTAL LIABILITIES          $     (168) $       (56) $      --  $      --  $       (64) $      --  $      --  $      --  $     (288)
                           ----------  -----------  ---------  ---------  -----------  ---------  ---------  ---------  ----------

--------
[1] THE COMPANY CLASSIFIES REALIZED AND UNREALIZED GAINS (LOSSES) ON GMWB REINSURANCE DERIVATIVES AND GMWB EMBEDDED DERIVATIVES AS UNREALIZED GAINS (LOSSES) FOR PURPOSES OF DISCLOSURE IN THIS TABLE BECAUSE IT IS IMPRACTICABLE TO TRACK ON A CONTRACT-BY-CONTRACT BASIS THE REALIZED GAINS (LOSSES) FOR THESE DERIVATIVES AND EMBEDDED DERIVATIVES.
[2] AMOUNTS IN THESE ROWS ARE GENERALLY REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[3]   ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[4] TRANSFERS IN AND/OR (OUT) OF LEVEL 3 ARE PRIMARILY ATTRIBUTABLE TO THE AVAILABILITY OF MARKET OBSERVABLE INFORMATION AND THE RE-EVALUATION OF THE OBSERVABILITY OF PRICING INPUTS.
[5] DERIVATIVE INSTRUMENTS ARE REPORTED IN THIS TABLE ON A NET BASIS FOR ASSET (LIABILITY) POSITIONS AND REPORTED IN THE CONSOLIDATED BALANCE SHEETS IN OTHER INVESTMENTS AND OTHER LIABILITIES.
[6] INCLUDES BOTH MARKET AND NON-MARKET IMPACTS IN DERIVING REALIZED AND UNREALIZED GAINS (LOSSES).

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 2. FAIR VALUE MEASUREMENTS (CONTINUED)

   CHANGES IN UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR FINANCIAL
            INSTRUMENTS CLASSIFIED AS LEVEL 3 STILL HELD AT YEAR END

                                                          DECEMBER 31, 2016 [1] [2]  DECEMBER 31, 2015 [1] [2]
                                                          -------------------------  -------------------------
ASSETS
Fixed Maturities, AFS
  CDOs                                                    $                      --  $                      (1)
  CMBS                                                                           (1)                        (1)
  Corporate                                                                     (13)                       (17)
  RMBS                                                                           --                         (3)
                                                          -------------------------  -------------------------
Total Fixed Maturities, AFS                                                     (14)                       (22)
Fixed Maturities, FVO                                                            --                         (3)
Equity Securities, AFS                                                           (1)                        (5)
Freestanding Derivatives
  GMWB hedging instruments                                                      (52)                        (5)
  Macro hedge program                                                           (33)                       (34)
                                                          -------------------------  -------------------------
Total Freestanding Derivatives                                                  (85)                       (39)
Reinsurance Recoverable for GMWB                                                (24)                         9
Separate Accounts                                                                --                         27
                                                          -------------------------  -------------------------
TOTAL ASSETS                                              $                    (124) $                     (33)
                                                          -------------------------  -------------------------

(LIABILITIES)
Other Policyholder Funds and Benefits Payable
  Guaranteed Withdrawal Benefits                                                 88                        (59)
  Equity Linked Notes                                                            (7)                        --
                                                          -------------------------  -------------------------
Total Other Policyholder Funds and Benefits Payable                              81                        (59)
Consumer Notes                                                                   --                          3
                                                          -------------------------  -------------------------
TOTAL LIABILITIES                                         $                      81  $                     (56)
                                                          -------------------------  -------------------------

--------
[1] ALL AMOUNTS IN THESE ROWS ARE REPORTED IN NET REALIZED CAPITAL GAINS (LOSSES). THE REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN NET INCOME FOR SEPARATE ACCOUNT ASSETS ARE OFFSET BY AN EQUAL AMOUNT FOR SEPARATE ACCOUNT LIABILITIES, WHICH RESULTS IN A NET ZERO IMPACT ON NET INCOME FOR THE COMPANY. ALL AMOUNTS ARE BEFORE INCOME TAXES AND AMORTIZATION OF DAC.
[2] AMOUNTS PRESENTED ARE FOR LEVEL 3 ONLY AND THEREFORE MAY NOT AGREE TO OTHER DISCLOSURES INCLUDED HEREIN.

FAIR VALUE OPTION

The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, primarily related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within Fixed Maturities, FVO. The Company reports the underlying fixed maturities of these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The consolidated investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.

The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. As of December 31, 2016, the Company no longer holds these investments. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

            CHANGES IN FAIR VALUE OF ASSETS USING FAIR VALUE OPTION

                                                   FOR THE YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------
                                             2016               2015               2014
                                       -----------------  -----------------  -----------------
ASSETS
  Fixed maturities, FVO
    CDOs                               $              --  $               1  $              21
    Corporate                                         --                 (3)                (3)
    Foreign government                                --                  2                 16
    RMBS                                               3                 --                 --
                                       -----------------  -----------------  -----------------
TOTAL FIXED MATURITIES, FVO            $               3  $              --  $              34
                                       -----------------  -----------------  -----------------
Equity, FVO                                          (34)               (12)                (2)
                                       -----------------  -----------------  -----------------
TOTAL REALIZED CAPITAL GAINS (LOSSES)  $             (31) $             (12) $              32
                                       -----------------  -----------------  -----------------

        FAIR VALUE OF ASSETS AND LIABILITIES USING THE FAIR VALUE OPTION

                                                                  AS OF DECEMBER 31,
                                                          ------------------------------------
                                                                2016               2015
                                                          -----------------  -----------------
ASSETS
  Fixed maturities, FVO
    ABS                                                   $              --  $               4
    CDOs                                                                 --                  1
    CMBS                                                                 --                  6
    Corporate                                                            --                 31
    Foreign government                                                   --                  1
    RMBS                                                                 82                119
    U.S. Government                                                      --                  3
                                                          -----------------  -----------------
TOTAL FIXED MATURITIES, FVO                               $              82  $             165
                                                          -----------------  -----------------
EQUITY, FVO [1]                                           $              --  $             281
                                                          -----------------  -----------------

--------
[1] INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS. THE COMPANY DID NOT HOLD ANY EQUITY SECURITIES, FVO AS OF DECEMBER 31, 2016.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. FAIR VALUE MEASUREMENTS (CONTINUED)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

           FINANCIAL ASSETS AND LIABILITIES NOT CARRIED AT FAIR VALUE

                                                                            DECEMBER 31, 2016                DECEMBER 31, 2015
                                                     FAIR VALUE     ------------------------------   ------------------------------
                                                      HIERARCHY       CARRYING                         CARRYING
                                                        LEVEL          AMOUNT        FAIR VALUE         AMOUNT        FAIR VALUE
                                                    --------------  --------------  --------------   --------------  --------------
ASSETS
  Policy loans                                           Level 3    $        1,442  $        1,442   $        1,446  $        1,446
  Mortgage loans                                         Level 3             2,811           2,843            2,918           2,995
LIABILITIES
  Other policyholder funds and benefits payable [1]      Level 3             6,436           6,626            6,611           6,802
  Consumer notes [2] [3]                                 Level 3                20              20               38              38
  Assumed investment contracts [3]                       Level 3               487             526              619             682

--------
[1] EXCLUDES GROUP ACCIDENT AND HEALTH AND UNIVERSAL LIFE INSURANCE CONTRACTS,
    INCLUDING CORPORATE OWNED LIFE INSURANCE.
[2] EXCLUDES AMOUNTS CARRIED AT FAIR VALUE AND INCLUDED IN PRECEDING
    DISCLOSURES.
[3] INCLUDED IN OTHER LIABILITIES IN THE CONSOLIDATED BALANCE SHEETS.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS

                          NET INVESTMENT INCOME (LOSS)

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Fixed maturities [1]                                                        $          1,049   $          1,095   $          1,113
Equity securities                                                                          8                  7                 14
Mortgage loans                                                                           135                152                156
Policy loans                                                                              83                 82                 80
Limited partnerships and other alternative investments                                    86                 97                141
Other investments [2]                                                                     64                 82                111
Investment expenses                                                                      (52)               (59)               (72)
                                                                            ----------------   ----------------   ----------------
TOTAL NET INVESTMENT INCOME                                                 $          1,373   $          1,456   $          1,543
                                                                            ----------------   ----------------   ----------------

--------
[1]   INCLUDES NET INVESTMENT INCOME ON SHORT-TERM INVESTMENTS.
[2] INCLUDES INCOME FROM DERIVATIVES THAT HEDGE FIXED MATURITIES AND QUALIFY FOR HEDGE ACCOUNTING.

                      NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Gross gains on sales                                                        $            211   $            239   $            264
Gross losses on sales                                                                    (93)              (211)              (235)
Net OTTI losses recognized in earnings                                                   (28)               (61)               (29)
Valuation allowances on mortgage loans                                                    --                 (4)                (4)
Japanese fixed annuity contract hedges, net                                               --                 --                (14)
Results of variable annuity hedge program
  GMWB derivatives, net                                                                  (38)               (87)                 5
  Macro hedge program                                                                   (163)               (46)               (11)
                                                                            ----------------   ----------------   ----------------
  Total U.S. program                                                                    (201)              (133)                (6)
International Program                                                                     --                 --               (126)
                                                                            ----------------   ----------------   ----------------
Total results of variable annuity hedge program                                         (201)              (133)              (132)
GMAB/GMWB reinsurance                                                                     --                 --                579
Modified coinsurance reinsurance contracts                                               (12)                46                395
Transactional foreign currency revaluation                                               (70)                (4)                --
Non-qualifying foreign currency derivatives                                               57                (16)              (122)
Other, net [1]                                                                           (27)                (2)              (125)
                                                                            ----------------   ----------------   ----------------
NET REALIZED CAPITAL LOSSES                                                 $           (163)  $           (146)  $            577
                                                                            ----------------   ----------------   ----------------

--------
[1] INCLUDES NON-QUALIFYING DERIVATIVES, EXCLUDING VARIABLE ANNUITY HEDGE PROGRAM AND FOREIGN CURRENCY DERIVATIVES, OF $(12), $46, AND $972, RESPECTIVELY FOR 2016, 2015 AND 2014.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $89, $(27) and $1 for the years ended December 31, 2016, 2015 and 2014, respectively.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                            SALES OF AFS SECURITIES

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
Fixed maturities, AFS
  Sale proceeds                                                             $          7,409   $          9,454   $          9,084
  Gross gains                                                                            206                195                210
  Gross losses                                                                           (85)              (161)              (183)
Equity securities, AFS
  Sale proceeds                                                             $            321   $            586   $            107
  Gross gains                                                                              4                 26                  9
  Gross losses                                                                            (8)               (26)                (6)

Sales of AFS securities in 2016 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company will record an other-than-temporary impairment ("OTTI") for fixed maturities and certain equity securities with debt-like characteristics (collectively "debt securities") if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company's best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company's best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company's best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer's ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company's evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                        IMPAIRMENTS IN EARNINGS BY TYPE

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
Intent-to-sell impairments                                                  $              4   $             24   $             11
Credit impairments                                                                        22                 23                 16
Impairments on equity securities                                                           2                 14                  1
Other impairments                                                                         --                 --                  1
                                                                            ----------------   ----------------   ----------------
TOTAL IMPAIRMENTS                                                           $             28   $             61   $             29
                                                                            ----------------   ----------------   ----------------

                         CUMULATIVE CREDIT IMPAIRMENTS

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
(BEFORE-TAX)                                                                      2016               2015               2014
--------------------------------------------------------------------------  ----------------   ----------------   ----------------
Balance as of beginning of period                                           $           (211)  $           (296)  $           (410)
ADDITIONS FOR CREDIT IMPAIRMENTS RECOGNIZED ON [1]:
  Securities not previously impaired                                                      (9)               (11)                (7)
  Securities previously impaired                                                         (13)               (12)                (9)
REDUCTIONS FOR CREDIT IMPAIRMENTS PREVIOUSLY RECOGNIZED ON:
  Securities that matured or were sold during the period                                  44                 58                111
  Securities the Company made the decision to sell or more likely than
    not will be required to sell                                                          --                  1                 --
  Securities due to an increase in expected cash flows                                    19                 49   $             19
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF END OF PERIOD                                                 $           (170)  $           (211)  $           (296)
                                                                            ----------------   ----------------   ----------------

--------
[1] THESE ADDITIONS ARE INCLUDED IN THE NET OTTI LOSSES RECOGNIZED IN EARNINGS IN THE CONSOLIDATED STATEMENTS OF OPERATIONS.

AVAILABLE-FOR-SALE SECURITIES

                             AFS SECURITIES BY TYPE

                                    DECEMBER 31, 2016                                         DECEMBER 31, 2015
                 --------------------------------------------------------  -------------------------------------------------------
                                                                  NON-                                                       NON-
                  COST OR     GROSS        GROSS                 CREDIT     COST OR       GROSS       GROSS                 CREDIT
                 AMORTIZED  UNREALIZED  UNREALIZED     FAIR       OTTI     AMORTIZED   UNREALIZED   UNREALIZED    FAIR       OTTI
                   COST       GAINS       LOSSES       VALUE       [1]        COST        GAINS       LOSSES      VALUE      [1]
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------
ABS              $   1,011  $        9  $       (27) $     993  $      --  $      864  $        16  $      (34) $     846  $    --
CDOs [2]               893          49           (2)       940         --       1,354           67         (11)     1,408       --
CMBS                 2,135          45          (34)     2,146         (1)      1,936           52         (24)     1,964       (3)
Corporate           13,677       1,111          (95)    14,693         --      14,425          975        (225)    15,175       (3)

Foreign
  govt./govt.
  agencies             337          18          (10)       345         --         328           14         (11)       331       --
Municipal            1,098          97           (6)     1,189         --       1,057           80          (5)     1,132       --
RMBS                 1,742          34          (16)     1,760         --       1,468           43          (8)     1,503       --
U.S. Treasuries      1,614         153          (14)     1,753         --       2,127          184         (13)     2,298       --
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------
TOTAL FIXED
  MATURITIES,
  AFS               22,507       1,516         (204)    23,819         (1)     23,559        1,431        (331)    24,657       (6)

Equity
  securities,
  AFS [3]              142          12           (2)       152         --         178           11         (11)       178       --

TOTAL AFS
  SECURITIES     $  22,649  $    1,528  $      (206) $  23,971  $      (1) $   23,737  $     1,442  $     (342) $  24,835  $    (6)
                 ---------  ----------  -----------  ---------  ---------  ----------  -----------  ----------  ---------  -------

--------
[1] REPRESENTS THE AMOUNT OF CUMULATIVE NON-CREDIT OTTI LOSSES RECOGNIZED IN OCI ON SECURITIES THAT ALSO HAD CREDIT IMPAIRMENTS. THESE LOSSES ARE INCLUDED IN GROSS UNREALIZED LOSSES AS OF DECEMBER 31, 2016 AND 2015.
[2] GROSS UNREALIZED GAINS (LOSSES) EXCLUDE THE FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES. SUBSEQUENT CHANGES IN VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[3] EXCLUDES EQUITY SECURITIES, FVO, WITH A COST AND FAIR VALUE OF $293 AND $281, RESPECTIVELY, AS OF DECEMBER 31, 2015. THE COMPANY HELD NO EQUITY SECURITIES, FVO AS OF DECEMBER 31, 2016.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

              FIXED MATURITIES, AFS, BY CONTRACTUAL MATURITY YEAR

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  -----------------------------------
CONTRACTUAL MATURITY                                      AMORTIZED COST       FAIR VALUE       AMORTIZED COST       FAIR VALUE
-------------------------------------------------------  ----------------   ----------------   ----------------   ----------------
One year or less                                         $            722   $            727   $            953   $            974
Over one year through five years                                    4,184              4,301              4,973              5,075
Over five years through ten years                                   3,562              3,649              3,650              3,714
Over ten years                                                      8,258              9,303              8,361              9,173
                                                         ----------------   ----------------   ----------------   ----------------
  Subtotal                                                         16,726             17,980             17,937             18,936
Mortgage-backed and asset-backed securities                         5,781              5,839              5,622              5,721
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL FIXED MATURITIES, AFS                              $         22,507   $         23,819   $         23,559   $         24,657
                                                         ----------------   ----------------   ----------------   ----------------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2016 or December 31, 2015. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were National Grid plc, HSBC Holdings plc, and Oracle Corp., which each comprised less than 1% of total invested assets. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2016, were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2015 were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets.

UNREALIZED LOSSES ON AFS SECURITIES

    UNREALIZED LOSS AGING FOR AFS SECURITIES BY TYPE AND LENGTH OF TIME


                                                                     DECEMBER 31, 2016
                         ----------------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
                         ----------------------------------- ----------------------------------- ----------------------------------
                          AMORTIZED      FAIR    UNREALIZED   AMORTIZED     FAIR     UNREALIZED    AMORTIZED     FAIR    UNREALIZED
                            COST        VALUE      LOSSES       COST        VALUE      LOSSES         COST       VALUE     LOSSES
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
ABS                      $       249  $     248  $       (1) $       265  $     239  $      (26) $       514 $      487  $      (27)
CDOs [1]                         325        325          --          210        208          (2)         535        533          (2)
CMBS                           1,058      1,030         (28)         139        133          (6)       1,197      1,163         (34)
Corporate                      2,535      2,464         (71)         402        378         (24)       2,937      2,842         (95)
Foreign govt./govt.
  agencies                       164        155          (9)           6          5          (1)         170        160         (10)

Municipal                        166        160          (6)          --         --          --          166        160          (6)
RMBS                             548        535         (13)         198        195          (3)         746        730         (16)
U.S. Treasuries                  385        371         (14)          --         --          --          385        371         (14)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL FIXED MATURITIES,
  AFS                          5,430      5,288        (142)       1,220      1,158         (62)       6,650      6,446        (204)

Equity securities, AFS
  [2]                             59         57          (2)           5          5          --           64         62          (2)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS
  POSITION               $     5,489  $   5,345  $     (144) $     1,225  $   1,163  $      (62) $     6,714 $    6,508  $     (206)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                                                                     DECEMBER 31, 2015
                         ----------------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS                  12 MONTHS OR MORE                         TOTAL
                         ----------------------------------- ----------------------------------- ----------------------------------
                          AMORTIZED     FAIR     UNREALIZED  AMORTIZED      FAIR     UNREALIZED   AMORTIZED     FAIR     UNREALIZED
                            COST       VALUE       LOSSES       COST       VALUE       LOSSES       COST       VALUE       LOSSES
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
ABS                      $       387 $      385  $       (2) $       271 $      239  $      (32) $       658 $      624  $      (34)
CDOs [1]                         608        602          (6)         500        493          (5)       1,108      1,095         (11)
CMBS                             655        636         (19)          99         94          (5)         754        730         (24)
Corporate                      4,880      4,696        (184)         363        322         (41)       5,243      5,018        (225)
Foreign govt./govt.
  agencies                       144        136          (8)          30         27          (3)         174        163         (11)
Municipal                        179        174          (5)          --         --          --          179        174          (5)
RMBS                             280        279          (1)         230        223          (7)         510        502          (8)
U.S. Treasuries                  963        950         (13)           8          8          --          971        958         (13)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL FIXED MATURITIES,
  AFS                          8,096      7,858        (238)       1,501      1,406         (93)       9,597      9,264        (331)

Equity securities, AFS
  [2]                             83         79          (4)          44         37          (7)         127        116         (11)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------
TOTAL SECURITIES IN AN
  UNREALIZED LOSS
  POSITION               $     8,179 $    7,937  $     (242) $     1,545  $   1,443  $     (100) $    9,724  $    9,380  $     (342)
                         -----------  ---------  ----------  -----------  ---------  ----------  ----------- ----------  ----------

--------
[1] UNREALIZED LOSSES EXCLUDE THE CHANGE IN FAIR VALUE OF BIFURCATED EMBEDDED DERIVATIVES WITHIN CERTAIN SECURITIES FOR WHICH CHANGES IN FAIR VALUE ARE RECORDED IN NET REALIZED CAPITAL GAINS (LOSSES).
[2] AS OF DECEMBER 31, 2016 AND 2015, EXCLUDES EQUITY SECURITIES, FVO WHICH ARE INCLUDED IN EQUITY SECURITIES, AFS ON THE CONSOLIDATED BALANCE SHEETS.

As of December 31, 2016, AFS securities in an unrealized loss position consisted of 1,897 securities, primarily in the corporate sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2016, 95% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2016 was primarily attributable to tighter credit spreads, partially offset by higher interest rates.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors. Corporate financial services securities and student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a lower level of oil prices. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

MORTGAGE LOANS

MORTGAGE LOAN VALUATION ALLOWANCES

Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company's share of either
(a) the present value of the expected future cash flows discounted at the loan's effective interest rate or (b) the loan's observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. As of December 31, 2015, commercial mortgage loans had an amortized cost of $2.9 billion, with a valuation allowance of $19 and a carrying value of $2.9 billion. Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2016 and 2015, the carrying value of mortgage loans that had a valuation allowance was $31 and $39, respectively. There were no mortgage loans held-for-sale as of December 31, 2016 or December 31, 2015. As of December 31, 2016, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

                          VALUATION ALLOWANCE ACTIVITY

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            ------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF JANUARY 1                                                     $            (19)  $            (15)  $            (12)
(Additions)/Reversals                                                                     --                 (4)                (4)
Deductions                                                                                --                 --                  1
                                                                            ----------------   ----------------   ----------------
BALANCE AS OF DECEMBER 31                                                   $            (19)  $            (19)  $            (15)
                                                                            ----------------   ----------------   ----------------

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 51% as of December 31, 2016, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.55x as of December 31, 2016. As of December 31, 2016 and December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  ------------------------------------
                                                                            AVG. DEBT-SERVICE                     AVG. DEBT-SERVICE
LOAN-TO-VALUE                                             CARRYING VALUE     COVERAGE RATIO     CARRYING VALUE     COVERAGE RATIO
-------------------------------------------------------  ----------------   -----------------  ----------------   -----------------
Greater than 80%                                         $             20               0.59x  $             15               0.91x
65% - 80%                                                             182               2.17x               280               1.78x
Less than 65%                                                       2,609               2.61x             2,623               2.54x
                                                         ----------------   -----------------  ----------------   -----------------
TOTAL COMMERCIAL MORTGAGE LOANS                          $          2,811               2.55X  $          2,918               2.45X
                                                         ----------------   -----------------  ----------------   -----------------

                            MORTGAGE LOANS BY REGION

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         -----------------------------------   -----------------------------------
                                                          CARRYING VALUE    PERCENT OF TOTAL    CARRYING VALUE    PERCENT OF TOTAL
                                                         ----------------   ----------------   ----------------   ----------------
East North Central                                       $             54                1.9%  $             66                2.3%
East South Central                                                     14                0.5%                14                0.5%
Middle Atlantic                                                       237                8.4%               210                7.2%
New England                                                            93                3.3%               163                5.6%
Pacific                                                               814               29.0%               933               32.0%
South Atlantic                                                        613               21.8%               579               19.8%
West South Central                                                    128                4.6%               125                4.3%
Other [1]                                                             858               30.5%               828               28.3%
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL MORTGAGE LOANS                                     $          2,811                100%  $          2,918                100%
                                                         ----------------   ----------------   ----------------   ----------------

--------
[1] PRIMARILY REPRESENTS LOANS COLLATERALIZED BY MULTIPLE PROPERTIES IN VARIOUS REGIONS.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                                  DECEMBER 31, 2016                     DECEMBER 31, 2015
                                                         ------------------------------------  -----------------------------------
                                                          CARRYING VALUE    PERCENT OF TOTAL    CARRYING VALUE    PERCENT OF TOTAL
                                                         ----------------   -----------------  ----------------   ----------------
Commercial
  Agricultural                                           $             16                0.6%  $             16                0.5%
  Industrial                                                          793               28.2%               829               28.4%
  Lodging                                                              25                0.9%                26                0.9%
  Multifamily                                                         535               19.0%               557               19.1%
  Office                                                              605               21.5%               729               25.0%
  Retail                                                              611               21.8%               650               22.3%
  Other                                                               226                8.0%               111                3.8%
                                                         ----------------   ----------------   ----------------   ----------------
TOTAL MORTGAGE LOANS                                     $          2,811                100%  $          2,918                100%
                                                         ----------------   ----------------   ----------------   ----------------

VARIABLE INTEREST ENTITIES

The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities but also as an investment manager and as a means of accessing capital through a contingent capital facility ("the facility").

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment. Since December 31, 2015, the Company has disposed of the VIEs for which it was the primary beneficiary.

                               CONSOLIDATED VIES

                                                           DECEMBER 31, 2016                         DECEMBER 31, 2015
                                               -----------------------------------------  -----------------------------------------
                                                                               MAXIMUM                                    MAXIMUM
                                                                 TOTAL       EXPOSURE TO                    TOTAL       EXPOSURE TO
                                               TOTAL ASSETS  LIABILITIES[1]   LOSS [2]    TOTAL ASSETS  LIABILITIES[1]    LOSS [2]
                                               ------------  --------------  -----------  ------------  --------------  -----------
Investment funds [3]                           $         --  $           --  $        --  $         52  $           11  $        42
Limited partnerships and other alternative
  investments [4]                                        --              --           --             2               1            1
                                               ------------  --------------  -----------  ------------ ---------------  -----------
TOTAL                                          $         --  $           --  $        --  $         54  $           12  $        43
                                               ------------  --------------  -----------  ------------ ---------------  -----------

--------
[1]   INCLUDED IN OTHER LIABILITIES ON THE COMPANY'S CONSOLIDATED BALANCE
      SHEETS.
[2] THE MAXIMUM EXPOSURE TO LOSS REPRESENTS THE MAXIMUM LOSS AMOUNT THAT THE COMPANY COULD RECOGNIZE AS A REDUCTION IN NET INVESTMENT INCOME OR AS A REALIZED CAPITAL LOSS AND IS THE COST BASIS OF THE COMPANY'S INVESTMENT.
[3] TOTAL ASSETS INCLUDED IN FIXED MATURITIES, FVO, SHORT-TERM INVESTMENTS, AND EQUITY, AFS ON THE COMPANY'S CONSOLIDATED BALANCE SHEETS.
[4] TOTAL ASSETS INCLUDED IN LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS ON THE COMPANY'S CONSOLIDATED BALANCE SHEETS.

NON-CONSOLIDATED VIES

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company's maximum exposure to loss as of December 31, 2016 and December 31, 2015 is limited to the total carrying value of $859 and $729, respectively, which are included in limited partnerships and other alternative investments in the Company's Consolidated Balance Sheets. As of December 31, 2016 and December 31, 2015, the Company has outstanding commitments totaling $497 and $299, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager and, therefore does not consolidate. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

SECURITIES LENDING, REPURCHASE AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company's consolidated balance sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company's consolidated statements of operations. As of December 31, 2016, the fair value of securities on loan and the associated liability for cash collateral received was $435 and $420,

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)

respectively. The Company also received securities collateral of $26 which was not included in the Company's Consolidated Balance Sheets. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified date in the future. These transactions generally have a contractual maturity of ninety days or less.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's consolidated balance sheets. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2016, the Company reported in fixed maturities, AFS on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $112 in fixed maturities, AFS and $9 in cash. The Company reported a corresponding obligation to repurchase the pledged securities of $118 in other liabilities on the Consolidated Balance Sheets. As of December 31, 2015, the Company reported in financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2016 or December 31, 2015.

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2016 and 2015 the fair value of securities on deposit was approximately $21 and $14, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2016 is limited to the total carrying value of $930. In addition, the Company has outstanding commitments totaling approximately $497, to fund limited partnership and other alternative investments as of December 31, 2016. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2016, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $100.6 billion and $82.2 billion as of December 31, 2016 and 2015, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $17.6 billion and $14.0 billion as of December 31, 2016 and 2015, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $0.8 billion and $3.5 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $7.4 billion, $5.2 billion, and $8.7 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. As of, and for the period ended, December 31, 2016, the aggregated summarized financial data reflects the latest available financial information.


                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting
("non-qualifying strategies") primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, AND FUTURES

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2016 and 2015, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion and $4.6 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

Foreign currency forwards are used to hedge non-U.S. dollar denominated cash and equity securities. The Company also enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

FIXED PAYOUT ANNUITY HEDGE

The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. During 2015, the Company entered into a total return swap to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). The swap matured in January 2016 and the specific common stock investments were sold at that time. In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contain embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

COMMODITY CONTRACTS

The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.

GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative ("GMWB product derivatives") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB ("GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives ("GMWB hedging instruments") as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. The following table presents notional and fair value for GMWB hedging instruments.

                                                          NOTIONAL AMOUNT                             FAIR VALUE
                                              --------------------------------------    --------------------------------------
                                              DECEMBER 31, 2016    DECEMBER 31, 2015    DECEMBER 31, 2016    DECEMBER 31, 2015
                                              -----------------    -----------------    -----------------    -----------------
Customized swaps                              $           5,191    $           5,877    $             100    $             131
Equity swaps, options, and futures                        1,362                1,362                  (27)                   2
Interest rate swaps and futures                           3,703                3,740                   21                   25
                                              -----------------    -----------------    -----------------    -----------------
TOTAL                                         $          10,256    $          10,979    $              94    $             158
                                              -----------------    -----------------    -----------------    -----------------

MACRO HEDGE PROGRAM

The Company utilizes equity swaps, options, futures, and forwards to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company's statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

MODIFIED COINSURANCE REINSURANCE CONTRACTS

As of December 31, 2016 and 2015, the Company had approximately $875 and $895, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

DERIVATIVE BALANCE SHEET CLASSIFICATION

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

                                                                                                                    LIABILITY
                                                      NET DERIVATIVES                    ASSET DERIVATIVES         DERIVATIVES
                                      ---------------------------------------------   ---------------------   ---------------------
                                          NOTIONAL AMOUNT            FAIR VALUE             FAIR VALUE             FAIR VALUE
                                      ---------------------   ---------------------   ---------------------   ---------------------
                                        DEC 31,     DEC 31,     DEC 31,     DEC 31,    DEC 31,    DEC 31,     DEC 31,    DEC 31,
HEDGE DESIGNATION/ DERIVATIVE  TYPE      2016        2015        2016        2015       2016       2015        2016        2015
-----------------------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
CASH FLOW HEDGES
   Interest rate swaps                $   1,794   $   1,766   $       7   $      38   $       9   $      38   $      (2)  $      --
   Foreign currency swaps                   164         143         (16)        (19)         10           7         (26)        (26)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES                    1,958       1,909          (9)         19          19          45         (28)        (26)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
FAIR VALUE HEDGES
   Interest rate swaps                       --          23          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL FAIR VALUE HEDGES                      --          23          --          --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
NON-QUALIFYING STRATEGIES
   INTEREST RATE CONTRACTS
     Interest rate swaps and futures      2,774       4,710        (411)       (415)        249         285        (660)       (700)
   FOREIGN EXCHANGE CONTRACTS
     Foreign currency swaps and
        forwards                            382         386          36           4          36           4          --          --
     Fixed payout annuity hedge             804       1,063        (263)       (357)         --          --        (263)       (357)
   CREDIT CONTRACTS
     Credit derivatives that purchase
        credit protection                   131         249          (3)         10          --          12          (3)         (2)
     Credit derivatives that assume
        credit risk [1]                     458       1,435           4         (10)          5           5          (1)        (15)
     Credit derivatives in offsetting
        positions                         1,006       1,435          (1)         (1)         16          17         (17)        (18)
   EQUITY CONTRACTS
     Equity index swaps and options         100         404          --          15          33          41         (33)        (26)
   VARIABLE ANNUITY HEDGE PROGRAM
     GMWB product derivatives [2]        13,114      15,099        (241)       (262)         --          --        (241)       (262)
     GMWB reinsurance contracts           2,709       3,106          73          83          73          83          --          --
     GMWB hedging instruments            10,256      10,979          94         158         190         264         (96)       (106)
     Macro hedge program                  6,532       4,548         178         147         201         179         (23)        (32)
   OTHER
     Modified coinsurance reinsurance
        contracts                           875         895          68          79          68          79          --          --
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL NON-QUALIFYING STRATEGIES          39,141      44,309        (466)       (549)        871         969      (1,337)     (1,518)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CASH FLOW HEDGES, FAIR VALUE
   HEDGES, AND NON- QUALIFYING
   STRATEGIES                         $  41,099   $  46,241   $    (475)  $    (530)  $     890   $   1,014   $  (1,365)  $  (1,544)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
BALANCE SHEET LOCATION
     Fixed maturities,
        available-for-sale            $     121   $     184   $      --   $      (1)  $      --   $      --   $      --   $      (1)
     Other investments                   12,732      11,837         235         250         325         360         (90)       (110)
     Other liabilities                   11,498      15,071        (577)       (653)        424         492      (1,001)     (1,145)
     Reinsurance recoverables             3,584       4,000         141         162         141         162          --          --
     Other policyholder funds and
        benefits payable                 13,164      15,149        (274)       (288)         --          --        (274)       (288)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL DERIVATIVES                     $  41,099   $  46,241   $    (475)  $    (530)  $     890   $   1,014   $  (1,365)  $  (1,544)
                                      ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


--------
[1] THE DERIVATIVE INSTRUMENTS RELATED TO THIS STRATEGY ARE HELD FOR OTHER INVESTMENT PURPOSES.
[2] THESE DERIVATIVES ARE EMBEDDED WITHIN LIABILITIES AND ARE NOT HELD FOR RISK MANAGEMENT PURPOSES.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

                          (I)            (II)            (III) = (I) - (II)                                           (V)=(III)-(IV)
                     -------------  -------------  -------------------------------  --------------------------------  --------------
                                                                                        COLLATERAL DISALLOWED FOR
                                                     NET AMOUNTS PRESENTED IN THE      OFFSET IN THE STATEMENT OF
                                                   STATEMENT OF FINANCIAL POSITION         FINANCIAL POSITION
                                                   -------------------------------  --------------------------------
                                    GROSS AMOUNTS
                     GROSS AMOUNTS  OFFSET IN THE                       ACCRUED INTEREST
                     OF RECOGNIZED   STATEMENT OF     DERIVATIVE       AND CASH COLLATERAL
                         ASSETS       FINANCIAL        ASSETS [1]        (RECEIVED) [3]        FINANCIAL COLLATERAL
                     (LIABILITIES)    POSITION     (LIABILITIES) [2]       PLEDGED [2]        (RECEIVED) PLEDGED [4]    NET AMOUNT
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------
AS OF DECEMBER 31,
  2016
  Other investments  $         749  $         588  $             235   $                (74) $                   101   $         60
  Other liabilities         (1,091)          (396)              (577)                  (118)                    (655)           (40)
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------

AS OF DECEMBER 31,
  2015
  Other investments  $         852  $         692  $             250   $                (90) $                    99   $         61
  Other liabilities          1,255)          (499)              (653)                  (103)                    (753)            (3)
                     -------------  -------------  -----------------   --------------------  -----------------------   ------------


--------
[1] INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS. [2] INCLUDED IN OTHER LIABILITIES IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS
     AND IS LIMITED TO THE NET DERIVATIVE RECEIVABLE ASSOCIATED WITH EACH COUNTERPARTY.
[3] INCLUDED IN OTHER INVESTMENTS IN THE COMPANY'S CONSOLIDATED BALANCE SHEETS AND IS LIMITED TO THE NET DERIVATIVE PAYABLE ASSOCIATED WITH EACH COUNTERPARTY.
[4]  EXCLUDES COLLATERAL ASSOCIATED WITH EXCHANGE-TRADED DERIVATIVE INSTRUMENTS.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                     GAIN (LOSS) RECOGNIZED IN OCI             NET REALIZED CAPITAL GAINS (LOSSES) RECOGNIZED IN
                                   ON DERIVATIVE (EFFECTIVE PORTION)              INCOME ON DERIVATIVE (INEFFECTIVE PORTION)
                            ------------------------------------------------   -------------------------------------------------
                                 2016             2015             2014             2016             2015             2014
                            --------------   --------------   --------------   --------------   ---------------   --------------
Interest rate swaps         $          (16)  $            3   $           34   $           --   $            --   $            2
Foreign currency swaps                   2               --              (10)              --                --               --
                            --------------   --------------   --------------   --------------   ---------------   --------------
TOTAL                       $          (14)  $            3   $           24   $           --   $            --   $            2
                            --------------   --------------   --------------   --------------   ---------------   --------------

                                         DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
--------------------------------------------------------------------------------------------------------------------------------
                                                              GAIN (LOSS) RECLASSIFIED FROM AOCI INTO INCOME (EFFECTIVE PORTION)
                                                              ------------------------------------------------------------------
                                                                      2016                   2015                   2014
                                                              --------------------   --------------------   --------------------
Interest rate swaps      Net realized capital gains (losses)  $                  1   $                 (1)  $                 (1)
Interest rate swaps      Net investment income (loss)                           25                     33                     50
Foreign currency swaps   Net realized capital gains (losses)                    (2)                    (9)                   (13)
                                                              --------------------   --------------------   --------------------
TOTAL                                                         $                 24   $                 23   $                 36
                                                              --------------------   --------------------   --------------------

As of December 31, 2016, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $13. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions, excluding interest payments on existing variable-rate financial instruments, is approximately less than one year.

During the years ended December 31, 2016, 2015, and 2014, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2016, 2015, and 2014, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                                        NON-QUALIFYING STRATEGIES
                   GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)
--------------------------------------------------------------------------------------------------------
                                                                          DECEMBER 31,
                                                        ------------------------------------------------
                                                             2016             2015             2014
                                                        --------------   --------------   --------------

VARIABLE ANNUITY HEDGE PROGRAM
   GMWB product derivatives                             $           88   $          (59)  $           (2)
   GMWB reinsurance contracts                                      (14)              17                4
   GMWB hedging instruments                                       (112)             (45)               3
   Macro hedge program                                            (163)             (46)             (11)
   International program hedging instruments                        --               --             (126)
                                                        --------------   --------------   --------------
     TOTAL VARIABLE ANNUITY HEDGE PROGRAM                         (201)            (133)            (132)
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards                              32                5                4
   Fixed payout annuity hedge                                       25              (21)            (148)
   Japanese fixed annuity hedging instruments                       --               --               22
                                                        --------------   --------------   --------------
     TOTAL FOREIGN EXCHANGE CONTRACTS                               57              (16)            (122)
OTHER NON-QUALIFYING DERIVATIVES
INTEREST RATE CONTRACTS
   Interest rate swaps, swaptions, and futures                     (18)              (7)              (6)
CREDIT CONTRACTS
   Credit derivatives that purchase credit protection               (9)               3               (6)
   Credit derivatives that assume credit risk                       15               (4)              10
EQUITY CONTRACTS
   Equity index swaps and options                                   30               19                7
COMMODITY CONTRACTS
   Commodity options                                                --               (5)              --
OTHER
   GMAB and GMWB reinsurance contracts                              --               --              579
   Modified coinsurance reinsurance contracts                      (12)              46              395
   Derivative instruments formerly associated with
     HLIKK [1]                                                      --               --               (2)
                                                        --------------   --------------   --------------
     TOTAL OTHER NON-QUALIFYING DERIVATIVES                        (12)              46              972
                                                        --------------   --------------   --------------
TOTAL [2]                                               $         (138)  $          (97)  $          723
                                                        --------------   --------------   --------------


--------
[1] THESE AMOUNTS RELATE TO THE TERMINATION OF THE HEDGING PROGRAM ASSOCIATED WITH THE JAPAN VARIABLE ANNUITY PRODUCT DUE TO THE SALE OF HLIKK.
[2] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

                            AS OF DECEMBER 31, 2016

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $         88  $     --   3 years     Foreign Gov.      A      $       45  $           --
   Below investment grade risk
     exposure                                        43        --   1 year    Corporate Credit    B-             43              --
Basket credit default swaps [4]
   Investment grade risk exposure                   493         5   3 years   Corporate Credit   BBB+           225              (1)
   Below investment grade risk
     exposure                                        22         2   4 years   Corporate Credit    B              22              (2)
   Investment grade risk exposure                   158        (2)  2 years     CMBS Credit      AA+            111               1
   Below investment grade risk
     exposure                                        57       (13)  1 year      CMBS Credit      CCC             57              13
Embedded credit derivatives
   Investment grade risk exposure                                   Less
                                                                    than
                                                    100       100   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $        961  $     92                                        $      503  $           11
                                           ------------  --------                                        ----------  --------------

                            AS OF DECEMBER 31, 2015

                                                                               UNDERLYING REFERENCED
                                                                              CREDIT OBLIGATION(S) [1]
                                                                   WEIGHTED  --------------------------
                                                                    AVERAGE                     AVERAGE  OFFSETTING
CREDIT DERIVATIVE TYPE BY DERIVATIVE RISK    NOTIONAL      FAIR    YEARS TO                      CREDIT   NOTIONAL     OFFSETTING
EXPOSURE                                    AMOUNT [2]     VALUE   MATURITY        TYPE         RATING   AMOUNT [3]  FAIR VALUE [3]
-----------------------------------------  ------------  --------  --------  -----------------  -------  ----------  --------------
Single name credit default swaps
                                                                             Corporate Credit/
   Investment grade risk exposure          $        118  $     --   1 year      Foreign Gov.     BBB+    $      115  $           (1)
   Below investment grade risk
     exposure                                        43        (2)  2 years   Corporate Credit   CCC+            43               1
Basket credit default swaps [4]
   Investment grade risk exposure                 1,265         7   4 years   Corporate Credit   BBB+           345              (2)
   Investment grade risk exposure                   503       (14)  6 years     CMBS Credit      AAA-           141               1
   Below investment grade risk
     exposure                                        74       (13)  1 year      CMBS Credit      CCC             74              13
Embedded credit derivatives
   Investment grade risk exposure                   150       148   1 year    Corporate Credit    A+             --              --
                                           ------------  --------                                        ----------  --------------
TOTAL [5]                                  $      2,153  $    126                                        $      718  $           12
                                           ------------  --------                                        ----------  --------------

--------
[1] THE AVERAGE CREDIT RATINGS ARE BASED ON AVAILABILITY AND ARE GENERALLY THE MIDPOINT OF THE AVAILABLE RATINGS AMONG MOODY'S, S&P, FITCH AND MORNINGSTAR. IF NO RATING IS AVAILABLE FROM A RATING AGENCY, THEN AN INTERNALLY DEVELOPED RATING IS USED.
[2] NOTIONAL AMOUNT IS EQUAL TO THE MAXIMUM POTENTIAL FUTURE LOSS AMOUNT. THESE DERIVATIVES ARE GOVERNED BY AGREEMENTS, CLEARING HOUSE RULES AND APPLICABLE LAW WHICH INCLUDE COLLATERAL POSTING REQUIREMENTS. THERE IS NO ADDITIONAL SPECIFIC COLLATERAL RELATED TO THESE CONTRACTS OR RECOURSE PROVISIONS INCLUDED IN THE CONTRACTS TO OFFSET LOSSES.
[3] THE COMPANY HAS ENTERED INTO OFFSETTING CREDIT DEFAULT SWAPS TO TERMINATE CERTAIN EXISTING CREDIT DEFAULT SWAPS, THEREBY OFFSETTING THE FUTURE CHANGES IN VALUE OF, OR LOSSES PAID RELATED TO, THE ORIGINAL SWAP.
[4] INCLUDES $1.8 BILLION AS OF DECEMBER 31, 2016 AND 2015, OF NOTIONAL AMOUNT ON SWAPS OF STANDARD MARKET INDICES OF DIVERSIFIED PORTFOLIOS OF CORPORATE AND CMBS ISSUERS REFERENCED THROUGH CREDIT DEFAULT SWAPS. THESE SWAPS ARE SUBSEQUENTLY VALUED BASED UPON THE OBSERVABLE STANDARD MARKET INDEX.
[5] EXCLUDES INVESTMENTS THAT CONTAIN AN EMBEDDED CREDIT DERIVATIVE FOR WHICH THE COMPANY HAS ELECTED THE FAIR VALUE OPTION. FOR FURTHER DISCUSSION, SEE THE FAIR VALUE OPTION SECTION IN NOTE 2 - FAIR VALUE MEASUREMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. DERIVATIVES (CONTINUED)

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2016 and 2015, the Company pledged cash collateral associated with derivative instruments with a fair value of $134 and $173, respectively, for which the collateral receivable has been primarily included within other investments on the Company's Consolidated Balance Sheets. As of December 31, 2016 and 2015, the Company also pledged securities collateral associated with derivative instruments with a fair value of $830 and $873, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2016 and 2015, the Company accepted cash collateral associated with derivative instruments of $333 and $341, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 and 2015 with a fair value of $107 and $100, respectively, of which the Company has the ability to sell or repledge $81 and $100, respectively. As of December 31, 2016 and 2015, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.

REINSURANCE RECOVERABLES

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company's estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company's estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

The Company's reinsurance recoverables are summarized as follows:

                                                                                                         AS OF DECEMBER 31,
                                                                                               ------------------------------------
REINSURANCE RECOVERABLES                                                                             2016               2015
---------------------------------------------------------------------------------------------  -----------------  -----------------
Reserve for future policy benefits and other policyholder funds and benefits payable
   Sold businesses (MassMutual and Prudential)                                                 $          19,363  $          18,993
   Other reinsurers                                                                                        1,362              1,506
                                                                                               -----------------  -----------------
GROSS REINSURANCE RECOVERABLES                                                                 $          20,725  $          20,499
                                                                                               -----------------  -----------------

As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2016, the Company has $1.2 billion of reinsurance recoverables from Prudential representing approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2016, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's Consolidated Stockholder's Equity.

No allowance for uncollectible reinsurance is required as of December 31, 2016 and December 31, 2015. The allowance for uncollectible reinsurance reflects management's best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers' unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company's reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company's reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company's consolidated results of operations or cash flows in a particular quarter or annual period.

INSURANCE REVENUES

The effect of reinsurance on earned premiums, fee income and other is as follows:

                                                                                            YEAR ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Gross earned premiums, fee income and other                                 $           2,659  $           2,877  $           3,228
Reinsurance assumed                                                                       129                113                 74
Reinsurance ceded                                                                      (1,616)            (1,801)            (2,060)
                                                                            -----------------  -----------------  -----------------
   NET EARNED PREMIUMS, FEE INCOME AND OTHER                                $           1,172  $           1,189  $           1,242
                                                                            -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. REINSURANCE (CONTINUED)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,131, $1,094, and $845 for the years ended December 31, 2016, 2015, and 2014, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.

6. DEFERRED POLICY ACQUISITION COSTS

Changes in the DAC balance are as follows:

                                                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
BALANCE, BEGINNING OF PERIOD                                                $             542  $             521  $             689
Deferred costs                                                                              7                  7                 14
Amortization -- DAC                                                                       (40)               (82)              (110)
Amortization -- Unlock benefit (charge), pre-tax                                          (74)                13                (96)
Adjustments to unrealized gains and losses on securities AFS and other                     28                 83                 24
                                                                            -----------------  -----------------  -----------------
BALANCE, END OF PERIOD                                                      $             463  $             542  $             521
                                                                            -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. RESERVES FOR FUTURE POLICY BENEFITS AND SEPARATE ACCOUNT LIABILITIES

Changes in Reserves for future policy benefits are as follows:

                                                        UNIVERSAL LIFE-TYPE CONTRACTS
                                                      ----------------------------------      TRADITIONAL
                                                         GMDB/GMWB       LIFE SECONDARY    ANNUITY AND OTHER
                                                            [1]            GUARANTEES        CONTRACTS [2]          TOTAL
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2016               $            863   $         2,313   $          10,674   $        13,850
Less Shadow Reserve                                                 --                --                (211)             (211)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2016, EXCLUDING
SHADOW RESERVE                                                     863             2,313              10,463            13,639
Incurred [3]                                                        37               314                 671             1,022
Paid                                                              (114)               --                (785)             (899)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2016,
  EXCLUDING
SHADOW RESERVE                                                     786             2,627              10,349            13,762
Add Shadow Reserve                                                  --                --                 238               238
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2016             $            786   $         2,627   $          10,587   $        14,000
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
   2016                                               $            523   $         2,313   $           1,823   $         4,659
Incurred [3]                                                        --               314                 (56)              258
Paid                                                               (91)               --                 (70)             (161)
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
   2016                                               $            432   $         2,627   $           1,697   $         4,756
                                                      ----------------   ---------------   -----------------   ---------------

                                                        UNIVERSAL LIFE-TYPE CONTRACTS
                                                      ----------------------------------      TRADITIONAL
                                                         GMDB/GMWB       LIFE SECONDARY    ANNUITY AND OTHER    TOTAL FUTURE
                                                            [1]            GUARANTEES        CONTRACTS [2]     POLICY BENEFITS
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015               $            812   $         2,041   $          10,771   $        13,624
Less Shadow Reserve                                                 --                --                (265)             (265)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF JANUARY 1, 2015, EXCLUDING
SHADOW RESERVE                                                     812             2,041              10,506            13,359
Incurred [3]                                                       163               272                 741             1,176
Paid                                                              (112)               --                (784)             (896)
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2015,
  EXCLUDING
SHADOW RESERVE                                                     863             2,313              10,463            13,639
Add Shadow Reserve                                                  --                --                 211               211
                                                      ----------------   ---------------   -----------------   ---------------
LIABILITY BALANCE AS OF DECEMBER 31, 2015             $            863   $         2,313   $          10,674   $        13,850
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
   2015                                               $            480   $         2,041   $           1,795   $         4,316
Incurred [3]                                                       132               272                 107               511
Paid                                                               (89)               --                 (79)             (168)
                                                      ----------------   ---------------   -----------------   ---------------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
   2015                                               $            523   $         2,313   $           1,823   $         4,659
                                                      ----------------   ---------------   -----------------   ---------------

--------
[1] THESE LIABILITY BALANCES INCLUDE ALL GMDB BENEFITS, PLUS THE LIFE-CONTINGENT PORTION OF GMWB BENEFITS IN EXCESS OF THE RETURN OF THE GRB. GMWB BENEFITS THAT MAKE UP A SHORTFALL BETWEEN THE ACCOUNT VALUE AND THE GRB ARE EMBEDDED DERIVATIVES HELD AT FAIR VALUE AND ARE EXCLUDED FROM THESE BALANCES.
[2] REPRESENTS LIFE-CONTINGENT RESERVES FOR WHICH THE COMPANY IS SUBJECT TO INSURANCE AND INVESTMENT RISK.
[3] INCLUDES THE PORTION OF ASSESSMENTS ESTABLISHED AS ADDITIONS TO RESERVES AS WELL AS CHANGES IN ESTIMATES AFFECTING THE RESERVES.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7. RESERVES FOR FUTURE POLICY BENEFITS AND SEPARATE ACCOUNT LIABILITIES (CONTINUED)

The following table provides details concerning GMDB/GMWB exposure as of December 31, 2016:

                                                ACCOUNT VALUE BY GMDB/GMWB TYPE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 RETAINED NET
                                                             ACCOUNT           NET AMOUNT           AMOUNT        WEIGHTED AVERAGE
                                                              VALUE             AT RISK            AT RISK        ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") [1]                       ("AV") [8]        ("NAR") [9]        ("RNAR") [9]        ANNUITANT
------------------------------------------------------   -----------------  -----------------  -----------------  -----------------
   MAV only                                              $          13,565  $           2,285  $             350                 71
   With 5% rollup [2]                                                1,156                187                 60                 71
   With Earnings Protection Benefit Rider ("EPB") [3]                3,436                464                 75                 70
   With 5% rollup & EPB                                                467                102                 22                 73
                                                         -----------------  -----------------  -----------------  -----------------
   Total MAV                                                        18,624              3,038                507
Asset Protection Benefit ("APB") [4]                                10,438                172                114                 69
Lifetime Income Benefit ("LIB") -- Death Benefit [5]                   464                  6                  6                 70
Reset [6] (5-7 years)                                                2,406                 13                 12                 70
Return of Premium ("ROP") [7] /Other                                 8,766                 69                 65                 69
                                                         -----------------  -----------------  -----------------  -----------------
   SUBTOTAL VARIABLE ANNUITY WITH GMDB/GMWB [10]         $          40,698  $           3,298  $             704                 70
   Less: General Account Value with GMDB/GMWB                        3,773
                                                         -----------------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB                  36,925
   Separate Account Liabilities without GMDB                        78,740
                                                         -----------------
   TOTAL SEPARATE ACCOUNT LIABILITIES                    $         115,665
                                                         -----------------

--------

[1] MAV GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE HIGHEST AV ON ANY ANNIVERSARY BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[2] ROLLUP GMDB IS THE GREATEST OF THE MAV, CURRENT AV, NET PREMIUM PAID AND PREMIUMS (ADJUSTED FOR WITHDRAWALS) ACCUMULATED AT GENERALLY 5% SIMPLE INTEREST UP TO THE EARLIER OF AGE 80 YEARS OR 100% OF ADJUSTED PREMIUMS.
[3] EPB GMDB IS THE GREATEST OF THE MAV, CURRENT AV, OR CONTRACT VALUE PLUS A PERCENTAGE OF THE CONTRACT'S GROWTH. THE CONTRACT'S GROWTH IS AV LESS PREMIUMS NET OF WITHDRAWALS, SUBJECT TO A CAP OF 200% OF PREMIUMS NET WITHDRAWALS.
[4] APB GMDB IS THE GREATER OF CURRENT AV OR MAV, NOT TO EXCEED CURRENT AV PLUS 25% TIMES THE GREATER OF NET PREMIUMS AND MAV (EACH ADJUSTED FOR PREMIUMS IN THE PAST 12 MONTHS).
[5] LIB GMDB IS THE GREATEST OF CURRENT AV; NET PREMIUMS PAID; OR FOR CERTAIN CONTRACTS, A BENEFIT AMOUNT GENERALLY BASED ON MARKET PERFORMANCE THAT RATCHETS OVER TIME.
[6] RESET GMDB IS THE GREATEST OF CURRENT AV, NET PREMIUMS PAID AND THE MOST RECENT FIVE TO SEVEN YEAR ANNIVERSARY AV BEFORE AGE 80 YEARS (ADJUSTED FOR WITHDRAWALS).
[7]   ROP GMDB IS THE GREATER OF CURRENT AV AND NET PREMIUMS PAID.
[8] AV INCLUDES THE CONTRACT HOLDER'S INVESTMENT IN THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT.
[9] NAR IS DEFINED AS THE GUARANTEED BENEFIT IN EXCESS OF THE CURRENT AV. RNAR REPRESENTS NAR REDUCED FOR REINSURANCE. NAR AND RNAR ARE HIGHLY SENSITIVE TO EQUITY MARKET MOVEMENTS AND INCREASE WHEN EQUITY MARKETS DECLINE.
[10] SOME VARIABLE ANNUITY CONTRACTS WITH GMDB ALSO HAVE A LIFE-CONTINGENT GMWB THAT MAY PROVIDE FOR BENEFITS IN EXCESS OF THE RETURN OF THE GRB. SUCH CONTRACTS INCLUDED IN THIS AMOUNT HAVE $6.4 BILLION OF TOTAL ACCOUNT VALUE AND WEIGHTED AVERAGE ATTAINED AGE OF 72 YEARS. THERE IS NO NAR OR RETAINED NAR RELATED TO THESE CONTRACTS.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

ASSET TYPE                                                                     DECEMBER 31, 2016            DECEMBER 31, 2015
-----------------------------------------------------------------------   ---------------------------   --------------------------
Equity securities (including mutual funds)                                $                    33,880   $                   36,970
Cash and cash equivalents                                                                       3,045                        3,453
                                                                          ---------------------------   --------------------------
TOTAL                                                                     $                    36,925   $                   40,423
                                                                          ---------------------------   --------------------------

As of December 31, 2016 and December 31, 2015, approximately 16% and 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 84% and 83% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. DEBT

COLLATERALIZED ADVANCES

The Company is a member of the Federal Home Loan Bank of Boston ("FHLBB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.1 billion in qualifying assets to secure FHLBB advances for 2017. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2016, the Company had no advances outstanding under the FHLBB facility.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. INCOME TAXES

The provision (benefit) for income taxes consists of the following:

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                              -----------------------------------------------------
                                                                                   2016               2015              2014
                                                                              ----------------   ----------------  ----------------
INCOME TAX EXPENSE (BENEFIT)
   Current - U.S. Federal                                                     $              2   $             36  $           (339)
   Deferred - U.S. Federal                                                                  72                 (6)              523
                                                                              ----------------   ----------------  ----------------
     TOTAL INCOME TAX EXPENSE                                                 $             74   $             30  $            184
                                                                              ----------------   ----------------  ----------------

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

                                                                                                        AS OF DECEMBER 31,
                                                                                               ------------------------------------
                                                                                                     2016               2015
                                                                                               -----------------  -----------------
DEFERRED TAX ASSETS
   Tax basis deferred policy acquisition costs                                                 $             101  $             119
   Unearned premium reserve and other underwriting related reserves                                            6                  4
   Financial statement deferred policy acquisition costs and reserves                                         32                 --
   Investment-related items                                                                                  135                524
   Insurance product derivatives                                                                              79                 90
   Net operating loss carryover                                                                            1,155              1,166
   Alternative minimum tax credit                                                                            232                232
   Foreign tax credit carryover                                                                               40                122
   Other                                                                                                     191                 16
                                                                                               -----------------  -----------------
     TOTAL DEFERRED TAX ASSETS                                                                             1,971              2,273
                                                                                               -----------------  -----------------
        NET DEFERRED TAX ASSETS                                                                            1,971              2,273
                                                                                               -----------------  -----------------
DEFERRED TAX LIABILITIES
   Financial statement deferred policy acquisition costs and reserves                                         --               (220)
   Net unrealized gain on investments                                                                       (480)              (432)
   Employee benefits                                                                                         (54)               (40)
                                                                                               -----------------  -----------------
     TOTAL DEFERRED TAX LIABILITIES                                                                         (534)              (692)
                                                                                               -----------------  -----------------
     NET DEFERRED TAX ASSETS                                                                   $           1,437  $           1,581
                                                                                               -----------------  -----------------

The Company has a current income tax receivable of $64 and $276 as of December 31, 2016 and 2015, respectively.

Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2016, 2015, or 2014.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover, alternative minimum tax credit carryover and foreign tax credit carryover as follows:

NET OPERATING LOSS CARRYOVER

As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,301 and $3,333, respectively. If unutilized, $3,299 of the losses expire from 2023-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. INCOME TAXES (CONTINUED)

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent's consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.

ALTERNATIVE MINIMUM TAX CREDIT AND FOREIGN TAX CREDIT CARRYOVER

As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $232 and foreign tax credit carryover of $40 and $122 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2020 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company's effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                  2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Tax provision at the U.S. federal statutory rate                            $             125  $             186  $             301
Dividends received deduction ("DRD")                                                      (76)              (152)              (109)
Foreign related investments                                                                (7)                (3)                (8)
IRS audit adjustments                                                                      31                 --                 --
Other                                                                                       1                 (1)                --
                                                                            -----------------  -----------------  -----------------
   PROVISION FOR INCOME TAXES                                               $              74  $              30  $             184
                                                                            -----------------  -----------------  -----------------

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2, $9 and $7 for the years ended December 31, 2016, 2015 and 2014, respectively. Future minimum lease commitments as of December 31, 2016 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2016, the Company has outstanding commitments totaling $645, of which $497 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $106 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $42 relate to mortgage loans the Company is expecting to fund in the first half of 2017.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2016 and 2015 the liability balance was $8 and $15, respectively. As of December 31, 2016 and 2015 was $15 and $27, respectively, related to premium tax offsets was included in other assets.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. COMMITMENTS AND CONTINGENCIES (CONTINUED)

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2016, was $794. Of this $794 the legal entities have posted collateral of $939 in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2016, a downgrade of one or two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, is primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company ("Hartford Fire"), Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. As of December 31, 2016 and 2015, the Company had $53 and $53, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2016, 2015 and 2014, the Company recorded earned premiums of $4, $3, and $3 for these intercompany claim annuities. Under some of the structured settlement agreements, the claimants have released The Hartford's property and casualty subsidiaries of their primary claim obligation. Reserves for annuities issued by the Company to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $711 and $746 as of December 31, 2016 and 2015, respectively.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2016 and 2015, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. As a result, the Company recognized a loss on this recapture of $213 in 2014. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.

HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $487 and $619 as of December 31, 2016 and 2015, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc., whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.

Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company's Consolidated Statements of Operations prior to termination in 2014 was as follows:

                                                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                                                 ---------------------------------
                                                                                                                2014
                                                                                                 ---------------------------------
Earned premiums                                                                                  $                              (5)
Net realized losses [1]                                                                                                       (103)
                                                                                                 ---------------------------------
   TOTAL REVENUES                                                                                                             (108)
Benefits, losses and loss adjustment expenses                                                                                   (1)
Insurance operating costs and other expenses                                                                                    (4)
                                                                                                 ---------------------------------
   TOTAL EXPENSES                                                                                                               (5)
LOSS BEFORE INCOME TAXES                                                                                                      (103)
Income tax benefit                                                                                                             (36)
                                                                                                 ---------------------------------
   NET LOSS                                                                                      $                             (67)
                                                                                                 ---------------------------------

--------
[1] AMOUNTS REPRESENT THE CHANGE IN VALUATION OF THE DERIVATIVE ASSOCIATED WITH THIS TRANSACTION.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".

Statutory net income and statutory capital are as follows:

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                            -------------------------------------------------------
                                                                                   2016               2015               2014
                                                                            -----------------  -----------------  -----------------
Combined statutory net income                                               $             349  $             371  $             132
Statutory capital                                                           $           4,398  $           4,939  $           5,564

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

REGULATORY CAPITAL REQUIREMENTS

The Company's U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences ("Company Action Level") is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2016 and 2015. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.

DIVIDENDS AND CAPITAL CONTRIBUTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the CTDOI.

In 2016, HLAI paid dividends of $750 to the Company which were subsequently paid to the Company's parent.

In 2017, the Company is permitted to pay up to a maximum of $1 billion in dividends and the Company 's subsidiaries are permitted to pay up to a maximum of approximately $345 in dividends without prior approval from the applicable insurance commissioner. However, to meet the liquidity needed to pay dividends up to the HFSG Holding Company, the Company may require receiving regulatory approval for extraordinary dividends from HLAI. On January 30, 2017, HLAI paid a dividend of $300 to the Company which was subsequently paid as a dividend to the Company's parent.

The Company anticipates paying an additional $300 dividends to its parent during 2017.

YEAR ENDED DECEMBER 31, 2015

In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. STATUTORY RESULTS (CONTINUED)

The Company's subsidiaries were permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax, by component consist of the following:

For the year ended December 31, 2016

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $             539  $              57  $              (3) $             593
   OCI before reclassifications                                        212                 (9)                --                203
   Amounts reclassified from AOCI                                      (58)               (16)                --                (74)
     OCI, net of tax                                                   154                (25)                --                129
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $             693  $              32  $              (3) $             722
                                                         -----------------  -----------------  -----------------  -----------------

For the year ended December 31, 2015

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $           1,154  $              70  $              (3) $           1,221
   OCI before reclassifications                                       (633)                 2                 --               (631)
   Amounts reclassified from AOCI                                       18                (15)                --                  3
     OCI, net of tax                                                  (615)               (13)                --               (628)
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $             539  $              57  $              (3) $             593
                                                         -----------------  -----------------  -----------------  -----------------

For the year ended December 31, 2014

                                                                                        CHANGES IN
                                                         --------------------------------------------------------------------------
                                                                              NET GAIN ON          FOREIGN
                                                          NET UNREALIZED       CASH FLOW           CURRENCY
                                                             GAIN ON            HEDGING          TRANSLATION           AOCI,
                                                            SECURITIES        INSTRUMENTS        ADJUSTMENTS         NET OF TAX
                                                         -----------------  -----------------  -----------------  -----------------
Beginning balance                                        $             495  $              79  $              --  $             574
   OCI before reclassifications                                        660                 14                 (3)               671
   Amounts reclassified from AOCI                                       (1)               (23)                --                (24)
     OCI, net of tax                                                   659                 (9)                (3)               647
                                                         -----------------  -----------------  -----------------  -----------------
ENDING BALANCE                                           $           1,154  $              70  $              (3) $           1,221
                                                         -----------------  -----------------  -----------------  -----------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

13. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (CONTINUED)

Reclassifications from AOCI consist of the following:

                                                   AMOUNT RECLASSIFIED FROM AOCI
                                           -----------------------------------------------
                                            FOR THE YEAR    FOR THE YEAR     FOR THE YEAR
                                                ENDED           ENDED            ENDED
                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,         AFFECTED LINE ITEM IN THE
AOCI                                            2016            2015             2014        CONSOLIDATED STATEMENT OF OPERATIONS
-----------------------------------------  --------------  --------------   --------------  ---------------------------------------
NET UNREALIZED GAIN ON SECURITIES
Available-for-sale securities              $           89  $          (27)  $            1  Net realized capital gains (losses)
                                           --------------  --------------   --------------
                                                       89             (27)               1  TOTAL BEFORE TAX
                                                       31              (9)              --  Income tax expense
                                           --------------  --------------   --------------
                                           $           58  $          (18)  $            1  NET INCOME
                                           --------------  --------------   --------------
NET GAINS ON CASH-FLOW HEDGING
INSTRUMENTS
Interest rate swaps                        $            1  $           (1)  $           (1) Net realized capital gains (losses)
Interest rate swaps                                    25              33               50  Net investment income
Foreign currency swaps                                 (2)             (9)             (13) Net realized capital gains (losses)
                                           --------------  --------------   --------------
                                                       24              23               36  TOTAL BEFORE TAX
                                                        8               8               13  Income tax expense
                                           --------------  --------------   --------------
                                           $           16  $           15   $           23  NET INCOME
                                           --------------  --------------   --------------
TOTAL AMOUNTS RECLASSIFIED FROM AOCI       $           74  $           (3)  $           24  NET INCOME
                                           --------------  --------------   --------------

14. QUARTERLY RESULTS (UNAUDITED)

                                                                         THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------------------------
                                         MARCH 31,                JUNE 30,              SEPTEMBER 30,             DECEMBER 31,
                                   ---------------------  -----------------------  -----------------------  -----------------------
                                      2016       2015         2016        2015         2016        2015         2016        2015
                                   ---------- ----------  ------------ ----------  -----------  ----------  -----------  ----------
Total revenues                     $      487 $      668  $        622 $      702  $       702  $      630  $       571  $      499
Total benefits, losses and
   expenses                               478        483           474        461          610         500          464         525
Net income                                 28        145           118        230           79         118           57           7
Less: Net income (loss)
   attributable to the
   noncontrolling interest                 --         --            --         --           --           1           --          (1)
Net income attributable to
   Hartford Life Insurance
   Company                         $       28 $      145  $        118 $      230  $        79  $      117  $        57  $        8
                                   ---------- ----------  ------------ ----------  -----------  ----------  -----------  ----------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(3)
       (5)    Form of the Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Amended and Restated Bylaws of Hartford.(5)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreement -- Hartford Securities Distribution
              Company, Inc.(6)
              (i) Amendment Nos. 1 and 2. (7)
       (9)    Opinion and Consent of Lisa Proch, Vice President, Assistant
              General Counsel & Chief Compliance Officer.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement File No. 033-59541, filed on April 22, 2011.

(2) Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 033-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(4) Incorporated by reference to Post-Effective Amendment No. 32, to the Registration Statement File No. 033-19946, filed on April 22, 2011.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(6) Incorporated by reference to Post-Effective Amendment No. 23, to the Registration Statement File No. 033-19948, filed on April 23, 2012.

(7) Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------------------
Thomas E. Bartell                    Vice President
Ellen T. Below                       Vice President
John B. Brady                        Actuary, Vice President
Kathleen M. Bromage                  Senior Vice President
Michael R. Chesman                   Senior Vice President, Director of Taxes
Robert A. Cornell                    Actuary, Vice President
Christopher S. Conner                Chief Compliance Officer of Separate Accounts
Michael R. Hazel                     Vice President, Controller
Donna R. Jarvis                      Actuary, Vice President
Brion S. Johnson                     President, Chairman of the Board, Director*
Aidan Kidney                         Vice President
Diane Krajewski                      Vice President
David R. Kryzanski                   Vice President
Lisa S. Levin                        Corporate Secretary
Craig D. Morrow                      Appointed Actuary, Vice President
Robert W. Paiano                     Treasurer, Senior Vice President, Director*
Matthew J. Poznar                    Senior Vice President, Director*
Lisa M. Proch                        Chief Compliance Officer of Talcott Resolution and Vice President
David G. Robinson                    Executive Vice President, General Counsel
Peter F. Sannizzaro                  Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                   Vice President

----------

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement File No. 333-72042, filed on April 28, 2017.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2017, there were 90,569 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
-----------------------------------------------------------------------------------------------------------
Stephen Alibozek                     Entity Contracting Officer                            *
Edward K. Duch III                   Assistant Secretary                                   *
Michael Fanning                      Member Representative,
                                     MassMutual Holding LLC                                *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Mario Morton                         Registration Manager                                  *
Todd Picken                          Assistant Treasurer                                   *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Nathan L. Hall                       Chief Financial Officer                               **
                                     Treasurer
Barbara Upton                        Chief Compliance Officer                              **
                                     Assistant Vice President
                                     Continuing Education Officer
                                     Chief Compliance Officer
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Chief Executive Officer                               **
                                     President
Alyssa O'Connor                      Assistant Secretary                                   *
Aruna Hobbs                          Vice President                                        **
Tina Wilson                          Vice President                                        **
Michael Fanning                      Member Representative,                                *
                                     Massachusetts Mutual
                                     Life Insurance Company


------------

*   Address: 1295 State Street, Springfield, MA 01111-0001

**  Address: 100 Bright Meadow Blvd., Enfield, CT 06082
ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 28th day of April, 2017.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
(VARIABLE ACCOUNT QP)
(Registrant)

By:    Brion S. Johnson                     *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Brion S. Johnson                            Sadie R. Gordon
       President and Chairman of the               Attorney-In-Fact
       Board*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Brion S. Johnson
       -----------------------------------
       Brion S. Johnson
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the
 Board, Director*
                                                              *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
Robert W. Paiano, Senior Vice President,                             Sadie R. Gordon
 Treasurer, Director*                                                Attorney-in-Fact
Matthew J. Poznar, Senior Vice President, Director*           Date:  April 28, 2017
Peter F. Sannizzaro, Chief Accounting Officer,
 Chief Financial Officer, Senior Vice President*

033-19948

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel and Chief Compliance Officer.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.